Schedule of Investments (unaudited)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities

American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 05/17/27	$1,000	$1,002,857
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	100	95,529
BMW Vehicle Lease Trust Series 2022-1, Class A3, 1.10%, 03/25/25 (Call 04/25/24)	420	408,833
Carmax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 06/15/24)	2,990	2,930,778
GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A4, 0.54%, 05/17/27 (Call 06/16/24)	850	808,571
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 02/15/25)	1,000	938,671

Total Asset-Backed Securities — 0.3%
(Cost: $6,361,628)		6,185,239

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
BANK, Series 2017-BNK5, Class A4, 3.13%, 06/15/60 (Call 05/15/27)	850	816,023
BBCMS Mortgage Trust
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 02/15/30)	670	579,435
Series 2021-C11, CLASS A5, 2.32%, 09/15/54	2,000	1,721,355
Benchmark Mortgage Trust
3.93%, 03/15/52 (Call 09/15/28)	1,500	1,502,324
4.59%, 05/15/55	2,000	2,065,566
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	100	100,206
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	250	251,131
Series 2018-B6, Class AAB, 4.17%, 10/10/51 (Call 03/10/28)	250	252,960
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 03/15/29)	100	95,107
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 03/15/30)	1,200	1,007,851
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 11/15/30)	800	678,869
CD Mortgage Trust, 3.35%, 11/10/49 (Call 09/10/26)	2,080	2,059,261
COMM Mortgage Trust
Series 2013-CR9, Class A4, 4.27%, 07/10/45(a)	281	282,502
Series 2014-CR17, Class A5, 3.98%, 05/10/47 (Call 04/10/24)	585	586,016
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 05/10/24)	720	719,030
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A4, 2.68%, 02/10/46 (Call 12/10/22)	138	138,415
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 05/10/50 (Call 05/10/25)	250	246,175
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49 (Call 08/15/26)	100	95,564
JPMCC Commercial Mortgage Securities Trust, 3.28%, 07/15/50 (Call 12/15/26)	1,500	1,485,676
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47	50	50,198
Series 2014-C19, Class A4, 3.53%, 12/15/47 (Call 11/15/24)	100	98,944
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 10/15/25)	$250	$247,936
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 10/15/26)	500	481,692
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	82	75,824
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48 (Call 10/10/25)	979	963,879
UBS Commercial Mortgage Trust, Series 2018-C12, Class ASB, 4.19%, 08/15/51 (Call 01/15/28)	400	402,631
Wells Fargo Commercial Mortgage Trust
Class A4, 2.34%, 08/15/54 (Call 07/15/31)	460	395,815
Class ASB, 4.17%, 05/15/51 (Call 01/15/28)	1,000	1,009,098
Series 2014-LC16, Class ASB, 3.48%, 08/15/50 (Call 03/15/24)	587	586,473
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	500	498,599
Series 2017-C41, Class A4, 3.47%, 11/15/50 (Call 11/15/27)	1,000	969,699
Series 2019-C51, Class A4, 3.31%, 06/15/52 (Call 06/15/29)	2,000	1,897,005
Series 2020-C56, Class A5, 2.40%, 06/15/53 (Call 03/15/30)	130	115,378
WFRBS Commercial Mortgage Trust
Series 2012-C9, Class A3, 2.87%, 11/15/45 (Call 10/15/22)	59	58,915
Series 2014-C21, Class A5, 3.68%, 08/15/47 (Call 07/15/24)	635	631,552
Series 2014-C25, Class A5, 3.63%, 11/15/47 (Call 11/15/24)	213	211,479
		23,378,583
Total Collaterized Mortgage Obligations — 1.2%
(Cost: $25,792,525)		23,378,583

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	120	124,428
WPP Finance 2010, 3.75%, 09/19/24	857	860,702
		985,130
Aerospace & Defense — 0.2%
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	302	274,711
3.83%, 04/27/25 (Call 01/27/25)	190	190,243
4.40%, 06/15/28 (Call 03/15/28)	382	384,349
4.85%, 04/27/35 (Call 10/27/34)	215	218,208
5.05%, 04/27/45 (Call 10/27/44)	104	105,334
6.15%, 12/15/40	29	33,005
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	100	84,290
2.25%, 07/01/30 (Call 04/01/30)	159	140,256
2.38%, 03/15/32 (Call 12/15/31)	185	161,470
2.65%, 11/01/26 (Call 08/01/26)	25	24,199
3.03%, 03/15/52 (Call 09/15/51)	170	133,255
3.13%, 05/04/27 (Call 02/04/27)	132	128,862
3.13%, 07/01/50 (Call 01/01/50)	66	53,255
3.75%, 11/01/46 (Call 05/01/46)	165	146,489
3.95%, 08/16/25 (Call 06/16/25)	205	208,760

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Aerospace & Defense (continued)
4.05%, 05/04/47 (Call 11/04/46)	$157	$146,519
4.13%, 11/16/28 (Call 08/16/28)	161	163,948
4.15%, 05/15/45 (Call 11/16/44)	200	187,548
4.35%, 04/15/47 (Call 10/15/46)	222	214,690
4.45%, 11/16/38 (Call 05/16/38)	90	89,298
4.50%, 06/01/42	298	299,001
4.63%, 11/16/48 (Call 05/16/48)	184	188,066
4.70%, 12/15/41	17	17,106
4.80%, 12/15/43 (Call 06/15/43)	50	50,714
4.88%, 10/15/40	70	72,211
6.13%, 07/15/38	45	52,752
7.50%, 09/15/29	5	6,079
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	325	282,961
		4,057,579
Agriculture — 0.1%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	293	285,643
2.70%, 09/15/51 (Call 03/15/51)	55	42,653
2.90%, 03/01/32 (Call 12/01/31)	50	46,310
3.25%, 03/27/30 (Call 12/27/29)	188	181,529
3.75%, 09/15/47 (Call 03/15/47)	34	31,774
4.02%, 04/16/43	8	7,593
4.50%, 03/15/49 (Call 09/15/48)	55	57,701
4.54%, 03/26/42	42	42,925
5.94%, 10/01/32	72	83,010
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	600	560,982
2.75%, 05/14/31 (Call 02/14/31)	255	221,177
3.25%, 08/15/26 (Call 05/15/26)	551	536,376
3.75%, 09/25/27 (Call 06/25/27)	784	773,079
		2,870,752
Airlines — 0.0%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	160	140,402
3.00%, 11/15/26 (Call 08/15/26)	37	35,710
3.45%, 11/16/27 (Call 08/16/27)	10	9,597
5.13%, 06/15/27 (Call 04/15/27)	167	174,056
		359,765
Apparel — 0.1%
NIKE Inc.
2.40%, 03/27/25 (Call 02/27/25)	130	128,661
3.25%, 03/27/40 (Call 09/27/39)	195	174,431
3.38%, 11/01/46 (Call 05/01/46)	35	31,021
3.38%, 03/27/50 (Call 09/27/49)	178	157,423
3.63%, 05/01/43 (Call 11/01/42)	44	40,719
3.88%, 11/01/45 (Call 05/01/45)	197	188,105
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	525	528,644
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	7	6,842
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	65	63,025
2.80%, 04/23/27 (Call 02/23/27)	46	44,084
2.95%, 04/23/30 (Call 01/23/30)	300	272,415
		1,635,370
Auto Manufacturers — 0.2%
American Honda Finance Corp.
1.30%, 09/09/26	65	59,445
2.25%, 01/12/29	25	22,519
2.30%, 09/09/26	25	23,762
Security	Par (000)	Value

Auto Manufacturers (continued)
2.35%, 01/08/27	$90	$85,208
3.50%, 02/15/28(b)	165	163,104
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	429	354,247
3.65%, 10/01/23 (Call 07/01/23)	467	472,118
4.88%, 10/01/43 (Call 04/01/43)	267	271,739
Daimler Finance North America LLC, 8.50%, 01/18/31	167	214,917
General Motors Co.
5.00%, 04/01/35	35	33,299
5.15%, 04/01/38 (Call 10/01/37)	35	32,661
5.20%, 04/01/45	99	89,940
5.40%, 04/01/48 (Call 10/01/47)	80	74,214
5.95%, 04/01/49 (Call 10/01/48)	85	84,001
6.25%, 10/02/43	80	81,995
6.60%, 04/01/36 (Call 10/01/35)	84	90,913
6.75%, 04/01/46 (Call 10/01/45)	84	89,995
General Motors Financial Co. Inc., 2.40%, 10/15/28 (Call 08/15/28)(b)	25	21,567
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	25	22,962
Toyota Motor Credit Corp.
1.80%, 02/13/25	117	113,038
1.90%, 01/13/27	50	46,686
2.15%, 02/13/30	67	59,510
3.05%, 01/11/28	52	50,424
3.20%, 01/11/27	115	113,317
3.38%, 04/01/30	155	149,392
3.40%, 04/14/25	59	59,298
3.65%, 01/08/29	66	65,308
		2,945,579
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	245	167,269
4.35%, 03/15/29 (Call 12/15/28)	105	102,289
4.40%, 10/01/46 (Call 04/01/46)	54	45,087
5.40%, 03/15/49 (Call 09/15/48)	332	320,025
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	5	4,026
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	65	64,713
4.38%, 03/15/45 (Call 09/15/44)	36	30,900
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	25	20,505
3.50%, 05/30/30 (Call 02/28/30)	139	125,306
3.55%, 01/15/52 (Call 07/15/51)	20	14,014
3.80%, 09/15/27 (Call 06/15/27)	106	103,316
4.25%, 05/15/29 (Call 02/15/29)	112	107,496
5.25%, 05/15/49 (Call 11/15/48)(b)	107	98,691
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	75	75,236
4.15%, 10/01/25 (Call 07/01/25)	60	61,217
		1,340,090
Banks — 5.3%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	125	126,455
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	425	412,756
1.13%, 09/18/25	3,517	3,213,166
Banco Santander SA
3.23%, 11/22/32 (Call 11/22/31)(a)	415	344,139
4.38%, 04/12/28	210	206,140

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Bank of America Corp.
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(a)	$30	$29,210
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	50	47,604
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	51	49,456
2.48%, 09/21/36 (Call 09/21/31)(a)	60	48,776
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(a)	93	81,616
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(a)	50	46,762
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(a)	279	244,856
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(a)	85	74,287
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(a)	55	40,394
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(a)	66	59,688
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(a)	50	44,382
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(a)	192	144,718
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	80	78,846
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(a)	100	92,673
3.20%, 10/21/27 (Call 10/21/26)	175	169,620
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	75	73,895
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(a)	105	100,502
3.50%, 04/19/26	132	131,389
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)	20	19,639
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)	205	199,268
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	165	161,481
3.80%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(a)	50	50,272
3.80%, 03/08/37 (Call 03/08/32)(a)	5	4,523
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	40	39,444
3.88%, 08/01/25	80	81,375
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(a)	181	164,272
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)	105	102,982
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(a)	111	108,326
4.00%, 01/22/25	105	105,750
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.32%)(a)	80	74,585
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(a)	549	506,173
4.20%, 08/26/24	185	188,208
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(a)	293	284,940
4.25%, 10/22/26	60	60,673
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(a)	85	84,576
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(a)	383	369,124
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(a)	50	50,412
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(a)	305	296,954
Security	Par (000)	Value

Banks (continued)
4.45%, 03/03/26	$50	$50,711
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(a)	40	40,481
4.88%, 04/01/44	96	97,755
5.00%, 01/21/44	283	293,013
5.88%, 02/07/42	297	340,819
7.75%, 05/14/38	140	183,057
Series L, 3.95%, 04/21/25	75	75,518
Series L, 4.18%, 11/25/27 (Call 11/25/26)	170	169,583
Series L, 4.75%, 04/21/45	132	128,358
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(a)	260	218,288
Bank of America N.A., 6.00%, 10/15/36	335	385,518
Bank of Montreal
0.78%, 01/10/25, (SOFR + 0.465%)(a)(b)	50	49,440
1.25%, 09/15/26	150	135,219
1.85%, 05/01/25	160	152,864
2.50%, 06/28/24	365	360,492
2.65%, 03/08/27	200	188,780
3.80%, 12/15/32 (Call 12/15/27)(a)	385	367,752
4.34%, 10/05/28 (Call 10/05/23)(a)	150	151,168
Series E, 3.30%, 02/05/24	334	335,653
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	333	317,719
2.05%, 01/26/27 (Call 12/26/26)	200	187,964
2.10%, 10/24/24	287	281,547
2.20%, 08/16/23 (Call 06/16/23)	126	125,919
2.45%, 08/17/26 (Call 05/17/26)	138	132,888
2.50%, 01/26/32 (Call 10/26/31)	100	88,088
2.80%, 05/04/26 (Call 02/04/26)	211	206,687
3.00%, 10/30/28 (Call 07/30/28)	159	148,862
3.25%, 09/11/24 (Call 08/11/24)	125	125,678
3.25%, 05/16/27 (Call 02/16/27)	62	61,164
3.30%, 08/23/29 (Call 05/23/29)	225	212,924
3.35%, 04/25/25 (Call 03/25/25)	200	200,726
3.40%, 05/15/24 (Call 04/15/24)	60	60,728
3.40%, 01/29/28 (Call 10/29/27)	190	187,177
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	339	334,434
3.45%, 08/11/23	67	67,790
3.85%, 04/28/28	145	145,858
3.85%, 04/26/29 (Call 02/26/29)	200	199,038
3.95%, 11/18/25 (Call 10/18/25)	174	177,273
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	194	196,821
Series G, 3.00%, 02/24/25 (Call 01/24/25)	115	114,704
Series J, 0.85%, 10/25/24 (Call 09/25/24)	50	47,551
Series J, 1.90%, 01/25/29 (Call 11/25/28)	200	177,504
Bank of Nova Scotia (The)
0.70%, 04/15/24	1,020	974,498
1.05%, 03/02/26	850	768,578
1.30%, 06/11/25	542	506,868
1.30%, 09/15/26	300	270,603
1.45%, 01/10/25	100	95,301
1.95%, 02/02/27	200	183,700
2.15%, 08/01/31(b)	775	651,752
2.20%, 02/03/25	745	722,643
2.44%, 03/11/24	600	592,890
2.45%, 02/02/32	200	170,566
2.70%, 08/03/26	341	326,460
3.40%, 02/11/24	539	541,523
3.45%, 04/11/25	800	797,304

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.50%, 12/16/25	$861	$878,108
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	140	138,412
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(a)	450	408,375
2.89%, 11/24/32 (Call 11/24/31)(a)	60	50,669
3.56%, 09/23/35 (Call 09/23/30)(a)	345	300,819
3.65%, 03/16/25	160	159,432
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)	80	79,970
4.34%, 01/10/28 (Call 01/10/27)	105	103,879
4.38%, 09/11/24	30	30,388
4.38%, 01/12/26	385	386,829
4.95%, 01/10/47	440	436,814
5.09%, 06/20/30 (Call 06/20/29), (3 mo. LIBOR US + 3.054%)(a)	205	201,777
5.20%, 05/12/26	215	219,420
BNP Paribas SA, 4.25%, 10/15/24	205	207,954
BPCE SA
3.38%, 12/02/26	15	14,625
4.00%, 04/15/24	35	35,421
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	25	24,777
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	150	142,095
2.25%, 01/28/25	249	241,368
3.10%, 04/02/24	597	597,412
3.50%, 09/13/23	1,087	1,099,207
Citigroup Inc.
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(a)	172	151,547
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(a)	55	49,707
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	256	250,268
3.20%, 10/21/26 (Call 07/21/26)	340	330,667
3.30%, 04/27/25	25	24,956
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	255	253,121
3.40%, 05/01/26	10	9,871
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(a)	90	86,699
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	90	87,682
3.70%, 01/12/26	297	296,219
3.75%, 06/16/24	15	15,238
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(a)	10	9,404
3.88%, 10/25/23	32	32,645
3.88%, 03/26/25	90	90,257
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(a)	170	155,479
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	80	78,846
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(a)	70	67,764
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(a)	332	335,556
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)	36	35,428
4.13%, 07/25/28	131	128,968
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(a)	69	65,878
4.30%, 11/20/26	50	50,366
4.40%, 06/10/25	175	177,131
Security	Par (000)	Value

Banks (continued)
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)	$123	$121,745
4.45%, 09/29/27	405	405,887
4.60%, 03/09/26	95	96,555
4.65%, 07/30/45	239	236,237
4.65%, 07/23/48 (Call 06/23/48)	290	289,585
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(a)	25	25,392
4.75%, 05/18/46	275	262,980
5.30%, 05/06/44	131	134,689
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(a)	90	95,958
5.50%, 09/13/25	228	238,522
5.88%, 02/22/33	16	17,234
5.88%, 01/30/42	220	248,611
6.00%, 10/31/33	52	56,931
6.63%, 01/15/28	43	48,281
6.63%, 06/15/32	272	308,187
6.68%, 09/13/43	121	145,599
8.13%, 07/15/39	249	345,565
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	255	255,357
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	70	60,838
2.85%, 07/27/26 (Call 04/27/26)	77	73,286
3.25%, 04/30/30 (Call 01/30/30)	90	82,636
4.30%, 12/03/25 (Call 11/03/25)	5	5,034
5.64%, 05/21/37 (Call 05/21/32)(a)	25	25,601
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	413	415,651
4.00%, 02/01/29 (Call 11/03/28)	164	162,545
Cooperatieve Rabobank U.A
3.75%, 07/21/26	70	68,395
4.38%, 08/04/25	70	70,459
5.25%, 05/24/41	206	235,034
5.25%, 08/04/45	107	109,971
5.75%, 12/01/43	95	105,082
Cooperatieve Rabobank U.A./New York, 1.38%, 01/10/25	250	238,295
Credit Suisse AG/New York NY
2.95%, 04/09/25	30	29,330
3.63%, 09/09/24	90	89,801
Credit Suisse Group AG
3.75%, 03/26/25	175	173,061
4.55%, 04/17/26	165	165,173
4.88%, 05/15/45	235	218,830
Deutsche Bank AG, 4.10%, 01/13/26	205	204,424
Deutsche Bank AG/London, 3.70%, 05/30/24	231	231,642
Deutsche Bank AG/New York NY
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(a)	170	150,628
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(a)	180	160,245
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(a)	170	141,819
3.50%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)	255	224,329
3.70%, 05/30/24	105	105,041
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(a)	35	34,481
4.10%, 01/13/26	25	24,910
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	100	87,240
3.45%, 07/27/26 (Call 04/27/26)	20	19,447
4.65%, 09/13/28 (Call 06/13/28)	265	264,719
Fifth Third Bancorp
4.34%, 04/25/33 (Call 04/25/32)(a)	100	99,542
8.25%, 03/01/38	196	262,326
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	5	5,366

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
First Republic Bank/CA, 4.38%, 08/01/46 (Call 02/01/46)	$105	$98,725
Goldman Sachs Capital I, 6.30%, 02/15/34	90	100,541
Goldman Sachs Group Inc. (The)
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(a)	50	48,352
1.90%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(a)	5	4,560
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(a)	80	65,981
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(a)	170	142,887
2.60%, 02/07/30 (Call 11/07/29)	90	79,394
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(a)	140	120,820
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(a)	55	47,269
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(a)	25	19,467
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(a)	120	107,552
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(a)	75	61,282
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.632%)(a)	60	50,304
3.50%, 04/01/25 (Call 03/01/25)	205	205,141
3.50%, 11/16/26 (Call 11/16/25)	298	294,776
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	140	136,990
3.75%, 05/22/25 (Call 02/22/25)(b)	78	78,698
3.75%, 02/25/26 (Call 11/25/25)	130	130,426
3.80%, 03/15/30 (Call 12/15/29)	123	118,198
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)	117	114,167
3.85%, 01/26/27 (Call 01/26/26)	300	298,593
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(a)	235	220,590
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(a)	218	216,587
4.25%, 10/21/25	95	96,342
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)	200	193,262
4.75%, 10/21/45 (Call 04/21/45)	191	191,934
4.80%, 07/08/44 (Call 01/08/44)	400	403,128
5.15%, 05/22/45	259	266,431
5.95%, 01/15/27	60	64,562
6.13%, 02/15/33	235	267,677
6.25%, 02/01/41	260	307,099
6.45%, 05/01/36	89	101,370
6.75%, 10/01/37	571	674,048
HSBC Holdings PLC
2.21%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(a)	40	34,663
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)	200	181,772
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(a)	10	8,368
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	437	423,042
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(a)	75	63,802
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	25	24,967
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(a)	135	128,361
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(a)	260	254,108
4.25%, 03/14/24	200	202,390
4.25%, 08/18/25	50	50,269
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)	50	49,928
4.30%, 03/08/26	267	268,410
4.38%, 11/23/26	55	55,223
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(a)	95	94,062
4.95%, 03/31/30	230	233,852
Security	Par (000)	Value

Banks (continued)
5.25%, 03/14/44	$210	$206,762
6.10%, 01/14/42	235	263,710
6.50%, 05/02/36	545	611,207
6.50%, 09/15/37	355	397,944
6.80%, 06/01/38	375	427,286
7.63%, 05/17/32	167	197,731
HSBC USA Inc., 3.50%, 06/23/24	100	100,353
Huntington Bancshares Inc., 2.49%, 08/15/36 (Call 08/15/31)(a)	300	243,294
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	304	267,784
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(a)	275	235,799
3.55%, 04/09/24	185	185,577
3.95%, 03/29/27	300	294,924
4.10%, 10/02/23	737	747,399
4.55%, 10/02/28	140	140,050
Intesa Sanpaolo SpA, 5.25%, 01/12/24	545	553,513
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(a)	250	235,565
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(a)	150	135,126
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(a)	150	142,321
2.50%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)	250	216,200
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)	40	35,329
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(a)	5	4,353
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(a)	116	104,857
2.95%, 10/01/26 (Call 07/01/26)	132	128,032
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(a)	205	183,161
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(a)	203	167,296
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(a)	358	280,210
3.20%, 06/15/26 (Call 03/15/26)	185	182,995
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(a)	255	207,203
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)	77	74,233
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)	45	43,822
3.63%, 12/01/27 (Call 12/01/26)	188	183,708
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(a)	55	52,977
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	135	132,964
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(a)	133	125,011
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(a)	259	232,041
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	70	69,925
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(a)	314	284,314
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)	47	46,275
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.460%)(a)	265	242,358
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(a)	195	196,271
4.13%, 12/15/26	184	185,533
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(a)	55	54,773
4.25%, 10/01/27	60	60,729
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(a)	199	189,754

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(a)	$200	$201,470
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(a)	84	84,585
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)	162	164,124
4.59%, 04/26/33 (Call 04/26/32), (SOFR + 1.800%)(a)	40	41,009
4.85%, 02/01/44	114	116,578
4.95%, 06/01/45	87	88,914
5.40%, 01/06/42	215	234,359
5.50%, 10/15/40	240	263,995
5.60%, 07/15/41	265	295,483
5.63%, 08/16/43	199	219,519
6.40%, 05/15/38(b)	275	330,245
7.63%, 10/15/26	60	68,521
7.75%, 07/15/25	5	5,560
8.00%, 04/29/27	232	270,809
8.75%, 09/01/30	5	6,331
KeyBank N.A./Cleveland OH
3.40%, 05/20/26	410	398,405
3.90%, 04/13/29	15	14,489
6.95%, 02/01/28	20	22,463
KeyCorp.
2.25%, 04/06/27	225	207,211
2.55%, 10/01/29(b)	220	196,005
4.10%, 04/30/28	65	64,589
4.15%, 10/29/25	66	66,909
KfW
0.00%, 04/18/36(c)	643	416,966
0.00%, 06/29/37(c)	450	275,296
0.25%, 10/19/23	355	344,556
0.38%, 07/18/25	205	190,258
0.63%, 01/22/26	485	448,009
0.75%, 09/30/30	270	226,462
1.75%, 09/14/29	441	406,911
2.00%, 05/02/25	793	775,681
2.50%, 11/20/24	1,070	1,064,618
2.63%, 02/28/24	2,113	2,116,085
2.88%, 04/03/28	1,117	1,113,571
Lloyds Banking Group PLC
2.44%, 02/05/26 (Call 02/05/25)(a)	35	33,626
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)	205	196,841
3.75%, 01/11/27	130	127,908
3.87%, 07/09/25 (Call 07/09/24)(a)	555	555,672
3.90%, 03/12/24	60	60,439
4.05%, 08/16/23	45	45,576
4.34%, 01/09/48	290	249,388
4.38%, 03/22/28	260	259,509
4.45%, 05/08/25	320	325,939
4.50%, 11/04/24	492	498,381
4.55%, 08/16/28	85	85,504
4.58%, 12/10/25	255	256,321
4.65%, 03/24/26	165	165,903
Mitsubishi UFJ Financial Group Inc.
0.96%, 10/11/25 (Call 10/11/24)(a)	200	187,370
1.64%, 10/13/27 (Call 10/13/26)(a)	200	179,308
2.34%, 01/19/28 (Call 01/19/27)(a)	200	183,816
2.76%, 09/13/26	250	237,222
3.20%, 07/18/29	45	41,692
3.29%, 07/25/27	140	134,743
3.74%, 03/07/29	95	91,549
Security	Par (000)	Value

Banks (continued)
3.78%, 03/02/25	$86	$86,261
3.85%, 03/01/26	255	253,419
3.96%, 03/02/28	50	49,280
4.05%, 09/11/28	75	74,070
4.15%, 03/07/39	94	89,498
4.29%, 07/26/38	100	96,465
Mizuho Financial Group Inc.
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(a)	15	14,242
2.56%, 09/13/31	200	164,856
2.59%, 05/25/31 (Call 05/25/30), (3 mo. LIBOR US + 1.070%)(a)	20	17,242
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(a)	200	182,646
3.17%, 09/11/27	10	9,495
3.66%, 02/28/27	15	14,669
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)	20	20,087
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(a)	62	60,993
Morgan Stanley
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	350	330,344
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)	30	24,612
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(a)	45	37,105
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	632	603,339
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)	205	173,221
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(a)	130	121,287
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(a)	290	233,859
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)	210	180,650
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(a)	182	163,316
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	135	132,378
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(a)	105	77,939
3.13%, 07/27/26	135	131,975
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	292	284,072
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(a)	150	150,286
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	284	270,232
3.63%, 01/20/27	225	223,137
3.70%, 10/23/24	285	289,047
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)	239	233,429
3.88%, 01/27/26	130	130,870
3.95%, 04/23/27	305	301,450
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)	385	367,590
4.00%, 07/23/25	111	112,412
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(a)	40	40,076
4.30%, 01/27/45	280	267,039
4.35%, 09/08/26	235	237,963
4.38%, 01/22/47	217	210,236
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)	62	62,549
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(a)	160	157,629
5.00%, 11/24/25	166	171,898
5.30%, 04/20/37 (Call 04/20/32)(a)	35	35,425
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)	503	582,122
6.25%, 08/09/26	245	266,810
6.38%, 07/24/42	351	429,480
7.25%, 04/01/32	249	305,032

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Series F, 3.88%, 04/29/24	$225	$229,511
National Australia Bank Ltd./New York
2.50%, 07/12/26	295	282,403
3.38%, 01/14/26	60	59,548
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(a)	225	188,478
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(a)	75	75,164
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)	380	385,430
NatWest Group PLC
3.75%, 11/01/29 (Call 11/01/24)(a)	525	513,880
3.88%, 09/12/23	220	221,320
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	707	708,888
4.40%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(a)	199	194,978
4.52%, 06/25/24 (Call 06/25/23), (3 mo. LIBOR US + 1.550%)(a)	240	242,369
4.80%, 04/05/26	435	441,299
5.13%, 05/28/24	193	196,866
6.00%, 12/19/23	401	413,896
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	236	225,958
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	650	630,649
3.65%, 08/03/28 (Call 05/03/28)	259	259,062
3.95%, 10/30/25	385	391,957
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	909	879,030
3.13%, 11/07/23	594	599,108
PNC Bank N.A.
2.70%, 10/22/29	145	130,214
3.25%, 01/22/28 (Call 12/23/27)	35	34,027
4.05%, 07/26/28	50	49,709
PNC Bank NA
2.95%, 02/23/25 (Call 01/24/25)	30	29,762
3.88%, 04/10/25 (Call 03/10/25)(b)	810	814,609
2.50%, 08/27/24 (Call 07/27/24)	380	373,422
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	100	91,114
2.20%, 11/01/24 (Call 10/02/24)	72	70,803
2.55%, 01/22/30 (Call 10/24/29)	130	116,674
2.60%, 07/23/26 (Call 05/23/26)	201	194,256
3.15%, 05/19/27 (Call 04/19/27)	205	200,299
3.45%, 04/23/29 (Call 01/23/29)	468	451,522
Regions Bank/Birmingham AL, 6.45%, 06/26/37	163	188,211
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	100	87,530
7.38%, 12/10/37	128	160,598
Royal Bank of Canada
0.75%, 10/07/24	100	94,442
1.40%, 11/02/26	150	135,557
2.25%, 11/01/24	295	288,610
2.30%, 11/03/31	250	214,055
2.55%, 07/16/24	118	116,774
3.38%, 04/14/25	100	99,840
3.63%, 05/04/27	100	98,891
3.70%, 10/05/23	405	410,978
3.88%, 05/04/32	100	97,057
Security	Par (000)	Value

Banks (continued)
4.65%, 01/27/26	$100	$102,449
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(a)	35	31,796
3.24%, 10/05/26 (Call 08/05/26)	204	195,966
4.40%, 07/13/27 (Call 04/14/27)	682	676,503
4.50%, 07/17/25 (Call 04/17/25)	370	374,203
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(a)	150	137,242
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(a)	50	46,624
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)	255	249,637
2.40%, 01/24/30	310	277,639
2.62%, 02/07/33 (Call 02/07/32), (SOFR + 1.002%)(a)	50	43,986
2.65%, 05/19/26	223	218,368
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(a)	388	353,445
3.30%, 12/16/24	381	384,330
3.55%, 08/18/25	773	781,418
3.70%, 11/20/23	175	177,929
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)(b)	198	200,119
4.14%, 12/03/29 (Call 12/03/28), (3 mo. LIBOR US + 1.030%)(a)	37	37,183
Sumitomo Mitsui Financial Group Inc.
2.40%, 09/27/24	5	4,883
2.63%, 07/14/26	60	56,888
2.70%, 07/16/24	205	201,890
2.72%, 09/27/29	35	31,252
2.75%, 01/15/30	25	22,281
3.01%, 10/19/26	120	115,342
3.04%, 07/16/29	65	59,508
3.20%, 09/17/29	37	33,688
3.35%, 10/18/27(b)	87	84,084
3.36%, 07/12/27	158	153,228
3.40%, 01/11/27	192	187,014
3.54%, 01/17/28	25	24,105
3.78%, 03/09/26	80	79,549
3.94%, 07/19/28	105	102,836
4.31%, 10/16/28(b)	48	47,907
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	150	136,123
3.13%, 06/05/30 (Call 03/05/30)	214	189,720
3.50%, 01/29/25	90	89,465
4.30%, 04/29/28 (Call 04/29/27)(a)	200	198,878
4.57%, 04/29/33 (Call 04/29/32)(a)	200	197,118
Toronto-Dominion Bank (The)
0.70%, 09/10/24	50	47,403
1.25%, 12/13/24	50	47,771
1.25%, 09/10/26	50	45,133
1.45%, 01/10/25(b)	200	191,346
1.95%, 01/12/27	200	184,528
2.00%, 09/10/31	100	83,405
2.45%, 01/12/32	200	172,174
2.65%, 06/12/24	566	561,161
2.80%, 03/10/27	100	95,617
3.20%, 03/10/32	100	91,833
3.25%, 03/11/24	328	329,460
3.50%, 07/19/23	252	254,906
3.63%, 09/15/31 (Call 09/15/26)(a)	401	393,477
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	340	294,107
2.64%, 09/17/29 (Call 09/17/24)(a)	15	14,548

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.20%, 04/01/24 (Call 03/01/24)	$125	$125,536
3.30%, 05/15/26 (Call 04/15/26)	25	24,600
4.05%, 11/03/25 (Call 09/03/25)	70	71,555
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	300	296,682
2.85%, 10/26/24 (Call 09/26/24)	361	358,459
3.70%, 06/05/25 (Call 05/05/25)	75	75,578
3.75%, 12/06/23 (Call 11/06/23)	242	245,238
3.88%, 03/19/29 (Call 02/16/29)	10	9,786
4.00%, 05/01/25 (Call 03/01/25)	128	130,149
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	104	100,915
Westpac Banking Corp.
2.35%, 02/19/25	56	54,730
2.67%, 11/15/35 (Call 11/15/30)(a)	5	4,104
2.70%, 08/19/26	130	125,379
2.85%, 05/13/26	500	486,365
2.89%, 02/04/30 (Call 02/04/25)(a)	260	248,854
3.02%, 11/18/36 (Call 11/18/31)(a)	200	165,366
3.30%, 02/26/24(b)	481	484,545
3.35%, 03/08/27	123	120,962
3.40%, 01/25/28	195	190,776
4.11%, 07/24/34 (Call 07/24/29)(a)	464	434,935
4.32%, 11/23/31 (Call 11/23/26)(a)	204	199,993
4.42%, 07/24/39	116	107,931
Wintrust Financial Corp., 4.85%, 06/06/29	15	14,702
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)	45	40,622
		103,678,189
Beverages — 1.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	561	562,829
4.70%, 02/01/36 (Call 08/01/35)	297	300,095
4.90%, 02/01/46 (Call 08/01/45)	450	449,303
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	180	158,746
4.63%, 02/01/44	255	243,994
4.70%, 02/01/36 (Call 08/01/35)	331	334,058
4.90%, 02/01/46 (Call 08/01/45)	168	166,890
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	110	106,033
3.75%, 07/15/42	87	74,978
4.00%, 04/13/28 (Call 01/13/28)(b)	369	372,336
4.35%, 06/01/40 (Call 12/01/39)	150	142,785
4.38%, 04/15/38 (Call 10/15/37)	184	177,140
4.44%, 10/06/48 (Call 04/06/48)(b)	215	200,812
4.50%, 06/01/50 (Call 12/01/49)	206	195,976
4.60%, 04/15/48 (Call 10/15/47)	298	285,186
4.60%, 06/01/60 (Call 12/01/59)	150	140,819
4.75%, 01/23/29 (Call 10/23/28)	300	312,951
4.75%, 04/15/58 (Call 10/15/57)	140	134,484
4.90%, 01/23/31 (Call 10/23/30)	173	182,750
4.95%, 01/15/42	157	157,940
5.45%, 01/23/39 (Call 07/23/38)	253	271,558
5.55%, 01/23/49 (Call 07/23/48)	208	227,094
5.80%, 01/23/59 (Call 07/23/58)	188	211,979
8.00%, 11/15/39	32	42,697
8.20%, 01/15/39	280	384,090
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	177	178,474
4.00%, 04/15/38 (Call 10/15/37)	23	21,493
Security	Par (000)	Value

Beverages (continued)
4.50%, 07/15/45 (Call 01/15/45)	$139	$133,819
Coca-Cola Co. (The)
1.65%, 06/01/30	301	261,042
1.75%, 09/06/24(b)	641	632,866
2.13%, 09/06/29	335	304,991
2.50%, 06/01/40	237	192,783
2.50%, 03/15/51	90	67,901
2.60%, 06/01/50	188	145,128
2.75%, 06/01/60	39	29,233
2.90%, 05/25/27	40	39,638
3.00%, 03/05/51	40	33,426
3.38%, 03/25/27	205	207,194
3.45%, 03/25/30	397	394,388
4.20%, 03/25/50	125	126,805
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	210	219,332
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	46	37,940
4.10%, 02/15/48 (Call 08/15/47)	27	23,542
4.50%, 05/09/47 (Call 11/09/46)	77	70,057
5.25%, 11/15/48 (Call 05/15/48)	46	46,907
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	730	640,320
2.13%, 10/24/24 (Call 09/24/24)	4,535	4,436,999
2.13%, 04/29/32 (Call 01/29/32)	1,210	1,046,614
2.38%, 10/24/29 (Call 07/24/29)	500	454,460
3.50%, 09/18/23 (Call 08/18/23)(b)	1,550	1,565,732
3.88%, 05/18/28 (Call 02/18/28)	400	405,392
5.88%, 09/30/36	90	104,650
Diageo Investment Corp.
4.25%, 05/11/42	130	126,524
7.45%, 04/15/35	124	163,432
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	225	185,186
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	123	116,797
3.13%, 12/15/23 (Call 10/15/23)	162	162,685
3.20%, 05/01/30 (Call 02/01/30)	174	160,278
3.40%, 11/15/25 (Call 08/15/25)(b)	60	59,631
3.43%, 06/15/27 (Call 03/15/27)	263	257,574
3.80%, 05/01/50 (Call 11/01/49)	117	98,280
3.95%, 04/15/29 (Call 02/15/29)	50	48,927
4.05%, 04/15/32 (Call 01/15/32)	50	48,137
4.42%, 05/25/25 (Call 03/25/25)(b)	79	80,902
4.42%, 12/15/46 (Call 06/15/46)	225	208,541
4.50%, 11/15/45 (Call 05/15/45)	14	13,022
4.50%, 04/15/52 (Call 10/15/51)	40	36,947
4.60%, 05/25/28 (Call 02/25/28)	15	15,361
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	1,080	1,041,530
4.20%, 07/15/46 (Call 01/15/46)	185	161,703
5.00%, 05/01/42	152	146,926
PepsiCo Inc.
1.95%, 10/21/31 (Call 07/21/31)	50	43,771
2.25%, 03/19/25 (Call 02/19/25)	250	246,813
2.38%, 10/06/26 (Call 07/06/26)	454	441,619
2.63%, 03/19/27 (Call 01/19/27)	181	176,804
2.63%, 07/29/29 (Call 04/29/29)	210	198,276
2.63%, 10/21/41 (Call 04/21/41)	50	41,221
2.75%, 04/30/25 (Call 01/30/25)	482	481,157
2.75%, 03/19/30 (Call 12/19/29)	389	366,601

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
2.75%, 10/21/51 (Call 04/21/51)	$50	$40,438
2.85%, 02/24/26 (Call 11/24/25)	235	233,418
2.88%, 10/15/49 (Call 04/15/49)	75	62,362
3.00%, 10/15/27 (Call 07/15/27)(b)	289	287,957
3.38%, 07/29/49 (Call 01/29/49)	90	79,444
3.45%, 10/06/46 (Call 04/06/46)	249	223,622
3.50%, 07/17/25 (Call 04/17/25)	145	147,207
3.60%, 03/01/24 (Call 12/01/23)	210	213,234
3.60%, 08/13/42	75	67,213
3.63%, 03/19/50 (Call 09/19/49)	106	99,720
3.88%, 03/19/60 (Call 09/19/59)	15	14,402
4.00%, 03/05/42	50	48,629
4.00%, 05/02/47 (Call 11/02/46)	75	73,772
7.00%, 03/01/29	110	131,971
		24,510,683
Biotechnology — 0.4%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	576	556,543
2.20%, 02/21/27 (Call 12/21/26)	357	336,726
2.30%, 02/25/31 (Call 11/25/30)	260	228,587
2.45%, 02/21/30 (Call 11/21/29)	396	354,982
2.60%, 08/19/26 (Call 05/19/26)	122	117,774
2.77%, 09/01/53 (Call 03/01/53)	10	7,102
2.80%, 08/15/41 (Call 02/15/41)	200	157,130
3.00%, 01/15/52 (Call 07/15/51)	320	238,909
3.13%, 05/01/25 (Call 02/01/25)	94	93,822
3.15%, 02/21/40 (Call 08/21/39)	245	202,728
3.20%, 11/02/27 (Call 08/02/27)	152	148,296
3.35%, 02/22/32 (Call 11/22/31)	30	28,324
3.38%, 02/21/50 (Call 08/21/49)	240	193,730
3.63%, 05/22/24 (Call 02/22/24)	289	292,439
4.40%, 05/01/45 (Call 11/01/44)	205	196,259
4.40%, 02/22/62 (Call 08/22/61)	5	4,574
4.56%, 06/15/48 (Call 12/15/47)	254	246,477
4.66%, 06/15/51 (Call 12/15/50)	153	151,944
4.95%, 10/01/41	166	169,209
5.15%, 11/15/41 (Call 05/15/41)	87	91,029
5.65%, 06/15/42 (Call 12/15/41)	5	5,502
6.38%, 06/01/37	55	65,997
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	271	273,645
5.25%, 06/23/45 (Call 12/23/44)	225	232,758
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	115	97,216
3.15%, 05/01/50 (Call 11/01/49)	212	154,790
3.25%, 02/15/51 (Call 08/15/50)(d)	40	29,363
4.05%, 09/15/25 (Call 06/15/25)	562	566,816
5.20%, 09/15/45 (Call 03/15/45)(b)	182	183,163
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	265	224,598
2.50%, 09/01/23 (Call 07/01/23)	185	184,715
2.80%, 10/01/50 (Call 04/01/50)	136	99,337
2.95%, 03/01/27 (Call 12/01/26)	468	453,515
3.50%, 02/01/25 (Call 11/01/24)	159	159,832
3.65%, 03/01/26 (Call 12/01/25)	380	380,885
3.70%, 04/01/24 (Call 01/01/24)	195	197,510
4.00%, 09/01/36 (Call 03/01/36)	119	115,791
4.15%, 03/01/47 (Call 09/01/46)	270	248,570
4.50%, 02/01/45 (Call 08/01/44)	240	230,575
4.60%, 09/01/35 (Call 03/01/35)(b)	210	217,335
Security	Par (000)	Value

Biotechnology (continued)
4.75%, 03/01/46 (Call 09/01/45)	$211	$210,886
4.80%, 04/01/44 (Call 10/01/43)	248	250,267
5.65%, 12/01/41 (Call 06/01/41)	85	94,490
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	104	74,583
Royalty Pharma PLC
3.35%, 09/02/51 (Call 03/02/51)	12	8,490
3.55%, 09/02/50 (Call 03/02/50)	57	41,903
		8,619,116
Building Materials — 0.3%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	210	182,671
3.38%, 04/05/40 (Call 10/05/39)	190	155,633
3.58%, 04/05/50 (Call 10/05/49)	155	125,035
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	162	144,847
4.00%, 09/21/23 (Call 08/21/23)	423	428,097
4.00%, 06/15/25 (Call 03/15/25)	102	102,186
4.00%, 03/25/32 (Call 12/25/31)	10	9,143
4.50%, 03/25/52 (Call 09/25/51)	5	4,086
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	636	640,248
3.90%, 02/14/26 (Call 11/14/25)	600	602,772
4.50%, 02/15/47 (Call 08/15/46)	132	123,223
4.63%, 07/02/44 (Call 01/02/44)	205	193,666
4.95%, 07/02/64 (Call 01/02/64)(e)	140	131,608
5.13%, 09/14/45 (Call 03/14/45)	172	174,761
6.00%, 01/15/36	135	152,037
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(b)	425	355,763
2.00%, 09/16/31 (Call 06/16/31)	170	140,027
Lafarge SA, 7.13%, 07/15/36	48	58,779
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	125	125,003
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	20	15,039
4.25%, 12/15/47 (Call 06/15/47)	22	19,494
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	106	103,326
4.50%, 05/15/47 (Call 11/15/46)	125	113,521
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)(b)	50	46,512
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	228	223,549
3.95%, 08/15/29 (Call 05/15/29)	136	130,574
4.20%, 12/01/24 (Call 09/01/24)	570	579,519
4.30%, 07/15/47 (Call 01/15/47)	165	143,850
4.40%, 01/30/48 (Call 07/30/47)	55	48,198
7.00%, 12/01/36	41	46,504
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	44	41,157
4.70%, 03/01/48 (Call 09/01/47)	45	43,573
		5,404,401
Chemicals — 0.5%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	60	59,972
CF Industries Inc., 5.38%, 03/15/44	35	35,608
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)(b)	20	16,636
4.25%, 10/01/34 (Call 04/01/34)	44	43,528

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
4.38%, 11/15/42 (Call 05/15/42)	$42	$39,871
4.63%, 10/01/44 (Call 04/01/44)	92	88,752
4.80%, 11/30/28 (Call 08/30/28)	75	77,787
4.80%, 05/15/49 (Call 11/15/48)	204	201,942
5.25%, 11/15/41 (Call 05/15/41)	79	81,925
5.55%, 11/30/48 (Call 05/30/48)	15	16,337
7.38%, 11/01/29	50	59,590
9.40%, 05/15/39	115	170,657
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	335	344,206
4.73%, 11/15/28 (Call 08/15/28)(b)	484	502,784
5.32%, 11/15/38 (Call 05/15/38)	312	327,441
5.42%, 11/15/48 (Call 05/15/48)	165	174,926
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	132	124,469
4.80%, 09/01/42 (Call 03/01/42)	103	98,810
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	175	143,678
2.13%, 02/01/32 (Call 11/01/31)(b)	150	130,098
2.70%, 11/01/26 (Call 08/01/26)	3,815	3,710,774
2.70%, 12/15/51 (Call 06/15/51)	225	168,948
2.75%, 08/18/55 (Call 02/18/55)	55	40,476
3.25%, 12/01/27 (Call 09/01/27)	291	287,904
3.95%, 12/01/47 (Call 06/01/47)	255	240,332
4.80%, 03/24/30 (Call 12/24/29)	511	541,425
5.50%, 12/08/41(b)	5	5,771
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	37	34,049
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	40	35,666
4.45%, 09/26/28 (Call 06/26/28)	90	90,273
5.00%, 09/26/48 (Call 03/26/48)	36	35,587
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	150	145,276
5.25%, 07/15/43	56	56,755
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	15	14,719
LYB International Finance III LLC
3.63%, 04/01/51 (Call 10/01/50)(b)	85	68,543
3.80%, 10/01/60 (Call 04/01/60)	45	34,813
4.20%, 10/15/49 (Call 04/15/49)	40	35,414
4.20%, 05/01/50 (Call 11/01/49)	214	189,315
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	125	114,746
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(b)	10	9,987
4.88%, 11/15/41 (Call 05/15/41)	5	4,751
5.45%, 11/15/33 (Call 05/15/33)	15	16,109
5.63%, 11/15/43 (Call 05/15/43)	125	133,680
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	52	49,869
4.90%, 06/01/43 (Call 12/01/42)	115	117,318
5.00%, 04/01/49 (Call 10/01/48)	18	18,773
5.25%, 01/15/45 (Call 07/15/44)	63	66,093
5.63%, 12/01/40	148	162,608
5.88%, 12/01/36	80	90,136
6.13%, 01/15/41 (Call 07/15/40)	10	11,492
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	5	4,920
2.80%, 08/15/29 (Call 05/15/29)	134	124,063
3.75%, 03/15/28 (Call 12/15/27)	135	135,578
Security	Par (000)	Value

Chemicals (continued)
Rohm & Haas Co., 7.85%, 07/15/29	$178	$215,611
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	25	21,691
4.25%, 01/15/48 (Call 07/15/47)	25	22,032
5.25%, 06/01/45 (Call 12/01/44)	25	24,752
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	200	169,016
3.30%, 05/15/50 (Call 11/15/49)	50	39,360
3.45%, 08/01/25 (Call 05/01/25)	140	139,539
3.80%, 08/15/49 (Call 02/15/49)	55	47,251
3.95%, 01/15/26 (Call 10/15/25)	55	55,510
4.00%, 12/15/42 (Call 06/15/42)	33	28,634
4.50%, 06/01/47 (Call 12/01/46)	169	162,323
4.55%, 08/01/45 (Call 02/01/45)	15	13,984
		10,474,883
Commercial Services — 0.4%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	1,326	1,106,215
1.70%, 05/15/28 (Call 03/15/28)	885	806,775
3.38%, 09/15/25 (Call 06/15/25)	677	685,361
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	287	267,963
5.25%, 10/01/25 (Call 07/01/25)	38	39,332
Global Payments Inc.
2.15%, 01/15/27 (Call 12/15/26)	90	81,925
2.90%, 11/15/31 (Call 08/15/31)	55	46,956
4.15%, 08/15/49 (Call 02/15/49)	97	80,874
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(d)	240	195,984
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	45	29,151
3.10%, 11/29/61 (Call 05/29/61)	110	80,044
3.25%, 01/15/28 (Call 10/15/27)	200	193,158
3.25%, 05/20/50 (Call 11/20/49)	84	65,401
3.75%, 03/24/25 (Call 02/24/25)	130	131,057
3.75%, 02/25/52 (Call 08/25/51)	5	4,233
4.25%, 02/01/29 (Call 11/01/28)	83	83,519
4.88%, 02/15/24 (Call 11/15/23)	368	378,098
4.88%, 12/17/48 (Call 06/17/48)	109	109,338
5.25%, 07/15/44	105	110,175
PayPal Holdings Inc.
2.40%, 10/01/24 (Call 09/01/24)	527	521,635
2.65%, 10/01/26 (Call 08/01/26)	295	286,168
2.85%, 10/01/29 (Call 07/01/29)	203	188,579
3.25%, 06/01/50 (Call 12/01/49)(b)	86	68,090
4.40%, 06/01/32 (Call 03/01/32)	100	101,399
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	85	68,773
2.90%, 10/01/30 (Call 07/01/30)	200	173,870
3.05%, 10/01/41 (Call 04/01/41)	30	22,118
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,020	930,056
4.00%, 03/18/29 (Call 12/18/28)	688	683,996
4.75%, 05/20/32 (Call 02/20/32)(b)	75	77,198
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	182	164,635
2.70%, 03/01/29 (Call 01/01/29)(d)	50	46,480
2.90%, 03/01/32 (Call 12/01/31)(d)	25	22,848
2.95%, 01/22/27 (Call 10/22/26)	88	85,728
3.25%, 12/01/49 (Call 06/01/49)	178	147,332

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	$105	$84,837
4.13%, 03/15/29 (Call 12/15/28)	116	114,502
5.50%, 06/15/45 (Call 12/15/44)	51	53,083
		8,336,886
Computers — 0.5%
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	75	66,936
1.70%, 08/05/31 (Call 05/05/31)	100	85,713
2.55%, 08/20/60 (Call 02/20/60)	28	20,409
2.65%, 05/11/50 (Call 11/11/49)	263	205,671
2.65%, 02/08/51 (Call 08/08/50)	15	11,629
2.70%, 08/05/51 (Call 02/05/51)	45	35,017
2.80%, 02/08/61 (Call 08/08/60)	105	79,066
2.85%, 08/05/61 (Call 02/05/61)	105	80,288
2.95%, 09/11/49 (Call 03/11/49)	139	114,604
3.45%, 02/09/45	167	151,422
3.75%, 09/12/47 (Call 03/12/47)	90	85,088
3.75%, 11/13/47 (Call 05/13/47)	71	67,269
3.85%, 05/04/43	282	272,443
3.85%, 08/04/46 (Call 02/04/46)	90	86,580
4.25%, 02/09/47 (Call 08/09/46)	40	40,849
4.38%, 05/13/45	195	201,113
4.45%, 05/06/44	44	46,035
4.65%, 02/23/46 (Call 08/23/45)	282	303,294
Dell Inc., 6.50%, 04/15/38	15	15,540
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(d)	85	61,538
8.35%, 07/15/46 (Call 01/15/46)	283	375,216
Hewlett Packard Enterprise Co.
4.45%, 10/02/23 (Call 09/02/23)	527	537,266
4.90%, 10/15/25 (Call 07/15/25)	555	575,269
6.20%, 10/15/35 (Call 04/15/35)	254	280,990
6.35%, 10/15/45 (Call 04/15/45)	335	361,448
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	401	363,783
4.20%, 04/15/32 (Call 01/15/32)	10	9,327
6.00%, 09/15/41	287	304,338
International Business Machines Corp.
3.00%, 05/15/24	469	470,046
3.30%, 05/15/26	412	409,594
3.30%, 01/27/27	100	98,997
3.38%, 08/01/23	497	501,627
3.45%, 02/19/26	422	422,663
3.50%, 05/15/29	365	352,594
3.63%, 02/12/24	385	390,513
4.00%, 06/20/42	250	228,952
4.15%, 05/15/39	205	193,239
4.25%, 05/15/49	271	254,025
4.70%, 02/19/46	115	114,294
5.60%, 11/30/39	56	61,665
5.88%, 11/29/32(b)	60	68,017
6.50%, 01/15/28	2	2,260
7.00%, 10/30/25	251	280,651
7.13%, 12/01/96	20	26,545
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)(d)	5	3,491
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	120	99,654
4.38%, 05/15/30 (Call 02/15/30)	656	638,531
Security	Par (000)	Value

Computers (continued)
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	$150	$128,536
		9,584,035
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.25%, 03/15/24	355	358,848
3.70%, 08/01/47 (Call 02/01/47)	156	146,403
4.00%, 08/15/45	353	340,366
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	57	46,808
4.38%, 06/15/45 (Call 12/15/44)	12	11,793
6.00%, 05/15/37	25	29,420
Procter & Gamble Co. (The)
2.30%, 02/01/32(b)	200	181,452
2.45%, 11/03/26	381	372,085
2.70%, 02/02/26	310	308,124
2.80%, 03/25/27	422	414,092
2.85%, 08/11/27(b)	213	209,641
3.60%, 03/25/50	80	75,866
5.55%, 03/05/37	26	31,004
5.80%, 08/15/34	25	29,703
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	100	84,625
2.00%, 07/28/26	185	176,449
2.90%, 05/05/27 (Call 02/05/27)	105	102,289
3.10%, 07/30/25	60	59,944
3.38%, 03/22/25 (Call 01/22/25)	195	196,609
3.50%, 03/22/28 (Call 12/22/27)	45	44,948
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	100	73,998
		3,294,467
Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	439	424,219
3.75%, 05/15/46 (Call 11/15/45)	96	84,778
4.20%, 05/15/47 (Call 11/15/46)	74	69,885
4.60%, 06/15/45 (Call 12/15/44)	157	156,220
		735,102
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	290	272,017
2.45%, 10/29/26 (Call 09/29/26)	150	134,378
3.30%, 01/30/32 (Call 10/30/31)	215	181,647
3.50%, 01/15/25 (Call 11/15/24)	325	315,292
3.65%, 07/21/27 (Call 04/21/27)	340	319,314
3.88%, 01/23/28 (Call 10/23/27)	265	246,458
4.45%, 10/01/25 (Call 08/01/25)	320	316,912
4.45%, 04/03/26 (Call 02/03/26)	280	274,319
4.63%, 10/15/27 (Call 08/15/27)	40	38,748
6.50%, 07/15/25 (Call 06/15/25)	525	548,394
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	155	143,307
3.50%, 08/01/25	45	45,208
4.25%, 02/15/24	2	2,035
Air Lease Corp.
3.00%, 02/01/30 (Call 11/01/29)	90	76,910
3.25%, 10/01/29 (Call 07/01/29)	95	83,310
3.63%, 04/01/27 (Call 01/01/27)	45	42,816
3.63%, 12/01/27 (Call 09/01/27)	69	64,710
3.75%, 06/01/26 (Call 04/01/26)	84	81,241
4.63%, 10/01/28 (Call 07/01/28)	150	145,289

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	$112	$106,795
Ally Financial Inc.
4.63%, 03/30/25	60	61,077
5.13%, 09/30/24	433	447,813
5.80%, 05/01/25 (Call 04/01/25)	180	188,707
8.00%, 11/01/31	607	711,436
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	100	92,168
2.50%, 07/30/24 (Call 06/30/24)	210	207,509
2.55%, 03/04/27 (Call 02/01/27)	120	114,082
3.00%, 10/30/24 (Call 09/29/24)	534	532,916
3.13%, 05/20/26 (Call 04/20/26)	250	246,922
3.30%, 05/03/27 (Call 04/03/27)	85	83,234
3.40%, 02/22/24 (Call 01/22/24)	504	507,452
3.63%, 12/05/24 (Call 11/04/24)	255	257,313
3.70%, 08/03/23 (Call 07/03/23)	170	172,353
4.05%, 12/03/42	466	435,719
4.20%, 11/06/25 (Call 10/06/25)	244	251,078
5.00%, 05/26/33 (Call 02/26/32)(a)	35	36,348
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	300	294,270
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	45	43,821
3.00%, 04/02/25 (Call 03/02/25)	20	19,831
3.70%, 10/15/24	35	35,460
4.50%, 05/13/32 (Call 02/13/32)	50	50,752
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	40	30,745
3.90%, 01/25/28 (Call 10/25/27)	130	127,834
4.00%, 04/01/24 (Call 02/01/24)	137	138,652
4.25%, 06/02/26 (Call 03/02/26)	10	10,075
4.35%, 04/15/30 (Call 01/15/30)	192	188,995
4.70%, 09/20/47 (Call 03/20/47)	260	242,962
4.85%, 03/29/29 (Call 12/29/28)	210	215,071
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	100	76,624
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	142	142,178
Charles Schwab Corp. (The)
2.75%, 10/01/29 (Call 07/01/29)	22	20,227
3.20%, 03/02/27 (Call 12/02/26)	30	29,621
3.20%, 01/25/28 (Call 10/25/27)	196	191,165
3.25%, 05/22/29 (Call 02/22/29)	85	81,192
4.00%, 02/01/29 (Call 11/01/28)	104	104,552
4.63%, 03/22/30 (Call 12/22/29)	20	20,734
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	164	135,892
4.10%, 06/15/51 (Call 12/15/50)	79	58,187
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	50	45,643
4.15%, 06/15/48 (Call 12/15/47)	230	225,338
5.30%, 09/15/43 (Call 03/15/43)	99	110,651
Credit Suisse USA Inc., 7.13%, 07/15/32	126	149,295
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	301	298,646
4.50%, 01/30/26 (Call 11/30/25)	200	202,114
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	120	91,134
3.00%, 09/15/60 (Call 03/15/60)	165	116,548
3.10%, 09/15/27 (Call 06/15/27)	85	82,116
3.75%, 09/21/28 (Call 06/21/28)	69	68,520
Security	Par (000)	Value

Diversified Financial Services (continued)
4.00%, 09/15/27 (Call 08/15/27)	$100	$100,683
4.25%, 09/21/48 (Call 03/21/48)	154	142,322
4.35%, 06/15/29 (Call 04/15/29)	85	85,999
4.60%, 03/15/33 (Call 12/15/32)	60	61,360
4.95%, 06/15/52 (Call 12/15/51)	70	72,196
5.20%, 06/15/62 (Call 12/15/61)	80	81,276
Invesco Finance PLC
3.75%, 01/15/26	15	14,997
4.00%, 01/30/24	87	88,171
5.38%, 11/30/43	113	115,706
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	330	338,923
Jefferies Group LLC
6.25%, 01/15/36	97	102,404
6.50%, 01/20/43	50	52,995
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	67	63,318
Legg Mason Inc.
4.75%, 03/15/26	236	244,911
5.63%, 01/15/44	143	154,483
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	115	112,394
2.00%, 11/18/31 (Call 08/18/31)	150	130,089
2.95%, 11/21/26 (Call 08/21/26)	180	178,407
2.95%, 06/01/29 (Call 03/01/29)	110	105,706
3.30%, 03/26/27 (Call 01/26/27)	60	60,089
3.35%, 03/26/30 (Call 12/26/29)	249	243,385
3.38%, 04/01/24	230	233,123
3.50%, 02/26/28 (Call 11/26/27)	315	315,595
3.65%, 06/01/49 (Call 12/01/48)	35	32,264
3.80%, 11/21/46 (Call 05/21/46)	125	117,166
3.85%, 03/26/50 (Call 09/26/49)	193	182,923
3.95%, 02/26/48 (Call 08/26/47)	47	44,640
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	199	196,282
4.50%, 06/20/28 (Call 03/20/28)	120	121,745
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	80	60,382
3.85%, 06/30/26 (Call 03/30/26)(b)	92	92,634
3.95%, 03/07/52 (Call 09/07/51)	19	16,166
Nomura Holdings Inc.
2.60%, 01/16/25	325	315,286
2.61%, 07/14/31	65	54,183
2.71%, 01/22/29	200	178,196
3.00%, 01/22/32	200	171,096
3.10%, 01/16/30	375	333,877
ORIX Corp.
3.25%, 12/04/24	20	19,947
4.05%, 01/16/24	40	40,552
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(b)	30	25,881
4.65%, 04/01/30 (Call 01/01/30)	114	115,725
4.95%, 07/15/46	155	157,632
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	10	8,135
3.70%, 08/04/26 (Call 05/04/26)	315	304,145
3.95%, 12/01/27 (Call 09/01/27)	351	335,212
4.50%, 07/23/25 (Call 04/23/25)	245	244,753
5.15%, 03/19/29 (Call 12/19/28)	240	238,001

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	$408	$384,875
2.05%, 04/15/30 (Call 01/15/30)	135	121,289
2.70%, 04/15/40 (Call 10/15/39)(b)	130	109,522
2.75%, 09/15/27 (Call 06/15/27)	160	156,502
3.15%, 12/14/25 (Call 09/14/25)	417	418,447
3.65%, 09/15/47 (Call 03/15/47)	161	148,336
4.15%, 12/14/35 (Call 06/14/35)(b)	217	223,538
4.30%, 12/14/45 (Call 06/14/45)	389	397,247
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	452	440,786
6.20%, 11/17/36	187	196,114
		20,536,083
Electric — 2.1%
Atlantic City Electric Co., 2.30%, 03/15/31 (Call 12/15/30)	230	201,846
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	3,582	3,553,989
3.20%, 04/15/25 (Call 03/15/25)	1,207	1,192,625
3.80%, 06/01/29 (Call 03/01/29)	997	967,110
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	144	137,203
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	37	28,338
3.20%, 09/15/49 (Call 03/15/49)	137	109,452
3.50%, 08/15/46 (Call 02/15/46)	95	80,751
3.75%, 08/15/47 (Call 02/15/47)	76	67,345
6.35%, 10/01/36	55	65,138
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	70	61,384
3.95%, 03/01/48 (Call 09/01/47)	84	78,590
4.50%, 04/01/44 (Call 10/01/43)	167	167,058
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	129	126,650
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	97	76,270
Series AG, 3.00%, 03/01/32 (Call 12/01/31)(b)	25	23,386
Series K2, 6.95%, 03/15/33	5	6,059
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	35	37,796
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	214	189,570
3.00%, 03/01/50 (Call 09/01/49)	190	150,569
3.65%, 06/15/46 (Call 12/15/45)	151	133,549
3.70%, 08/15/28 (Call 05/15/28)	205	203,618
3.70%, 03/01/45 (Call 09/01/44)	43	37,423
4.00%, 03/01/48 (Call 09/01/47)	59	56,026
4.00%, 03/01/49 (Call 09/01/48)	95	87,849
4.35%, 11/15/45 (Call 05/15/45)	56	53,432
5.90%, 03/15/36	15	17,375
6.45%, 01/15/38	19	22,761
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	85	82,124
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	135	120,880
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	179	144,295
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	125	94,141
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	240	226,306
4.30%, 04/15/44 (Call 10/15/43)	125	119,606
Series A, 2.05%, 07/01/31 (Call 04/01/31)	157	135,111
Series A, 3.20%, 03/15/27 (Call 12/15/26)	370	365,090
Series A, 4.15%, 06/01/45 (Call 12/01/44)	120	113,281
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	174	143,306
3.80%, 05/15/28 (Call 02/15/28)	69	69,184
3.85%, 06/15/46 (Call 12/15/45)	59	51,625
Security	Par (000)	Value

Electric (continued)
3.95%, 03/01/43 (Call 09/01/42)	$64	$57,219
4.45%, 03/15/44 (Call 09/15/43)	30	28,607
4.50%, 12/01/45 (Call 06/01/45)	65	61,645
4.50%, 05/15/58 (Call 11/15/57)	85	79,629
4.63%, 12/01/54 (Call 06/01/54)	39	37,613
5.70%, 06/15/40	62	67,552
Series 05-A, 5.30%, 03/01/35	105	110,615
Series 06-A, 5.85%, 03/15/36	24	26,381
Series 06-B, 6.20%, 06/15/36	25	28,605
Series 08-B, 6.75%, 04/01/38	50	60,239
Series 09-C, 5.50%, 12/01/39.	60	65,306
Series 12-A, 4.20%, 03/15/42	112	102,884
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	161	140,060
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	25	23,916
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	220	200,937
Series A, 4.13%, 05/15/49 (Call 11/15/48)	135	122,896
Series C, 4.00%, 11/15/57 (Call 05/15/57)	64	55,055
Series C, 4.30%, 12/01/56 (Call 06/01/56)	61	55,034
Series D, 4.00%, 12/01/28 (Call 09/01/28)	99	99,242
Series E, 4.65%, 12/01/48 (Call 06/01/48)	120	117,972
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	15	13,679
Edison International
4.13%, 03/15/28 (Call 12/15/27)	190	181,745
5.75%, 06/15/27 (Call 04/15/27)	215	223,437
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	20	19,422
6.00%, 05/15/35	107	117,164
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	695	686,841
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	185	152,388
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	190	145,031
4.20%, 09/01/48 (Call 03/01/48)	175	169,694
4.20%, 04/01/50 (Call 10/01/49)	215	204,140
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 03/01/51)	25	20,992
3.85%, 06/01/49 (Call 12/01/48)	110	98,712
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	70	58,528
4.50%, 03/30/39 (Call 09/30/38)	35	33,784
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	200	192,330
3.38%, 03/01/32 (Call 12/01/31)	200	183,840
3.45%, 01/15/50 (Call 07/15/49)	310	247,417
Series H, 3.15%, 01/15/25 (Call 10/15/24)	440	435,816
Series L, 2.90%, 10/01/24 (Call 08/01/24)	580	576,636
Series M, 3.30%, 01/15/28 (Call 10/15/27)	420	403,864
Series O, 4.25%, 04/01/29 (Call 01/01/29)	265	264,401
Series R, 1.65%, 08/15/30 (Call 05/15/30)	700	572,369
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	1,025	1,011,367
4.05%, 04/15/30 (Call 01/15/30)	840	827,198
4.45%, 04/15/46 (Call 10/15/45)	141	133,922
4.70%, 04/15/50 (Call 10/15/49)	195	191,946
4.95%, 06/15/35 (Call 12/15/34)	122	121,711
5.10%, 06/15/45 (Call 12/15/44)	120	123,484
5.63%, 06/15/35	120	128,696
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	3,182	3,167,331
3.13%, 12/01/25 (Call 06/01/25)	604	604,725

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.15%, 10/01/49 (Call 04/01/49)	$126	$104,817
3.70%, 12/01/47 (Call 06/01/47)	143	130,443
3.80%, 12/15/42 (Call 06/15/42)	67	62,254
3.95%, 03/01/48 (Call 09/01/47)	174	165,500
3.99%, 03/01/49 (Call 09/01/48)	176	165,551
4.05%, 06/01/42 (Call 12/01/41)	77	74,146
4.05%, 10/01/44 (Call 04/01/44)	235	224,510
4.13%, 02/01/42 (Call 08/01/41)	50	48,505
4.13%, 06/01/48 (Call 12/01/47)	80	76,989
4.95%, 06/01/35	20	21,330
5.25%, 02/01/41 (Call 08/01/40)	160	173,386
5.63%, 04/01/34	220	253,077
5.65%, 02/01/37	17	18,974
5.69%, 03/01/40	65	74,441
5.95%, 02/01/38	110	127,345
5.96%, 04/01/39	55	63,584
Iberdrola International BV
5.81%, 03/15/25	515	549,160
6.75%, 07/15/36	459	557,809
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	410	399,529
3.35%, 11/15/27 (Call 08/15/27)	304	295,312
3.65%, 06/15/24 (Call 03/15/24)	450	450,733
5.30%, 07/01/43 (Call 01/01/43)	259	269,399
National Grid USA, 5.80%, 04/01/35	305	330,406
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	112	99,932
4.02%, 11/01/32 (Call 05/01/32)	40	39,115
4.30%, 03/15/49 (Call 09/15/48)	32	30,810
4.40%, 11/01/48 (Call 05/01/48)	85	82,535
4.75%, 04/30/43 (Call 04/30/23), (3 mo. LIBOR US + 2.910%)(a)	30	28,180
Series C, 8.00%, 03/01/32	55	69,967
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	1,084	942,852
2.75%, 11/01/29 (Call 08/01/29)	540	488,565
3.50%, 04/01/29 (Call 01/01/29)	325	310,287
3.55%, 05/01/27 (Call 02/01/27)	642	635,612
4.80%, 12/01/77 (Call 12/01/27), (3 mo. LIBOR US + 2.409%)(a)	535	473,791
5.65%, 05/01/79 (Call 05/01/29), (3 mo. LIBOR US + 3.156%)(a)	140	130,476
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	94	79,388
3.10%, 06/01/51 (Call 12/01/50)	170	131,867
3.20%, 05/15/27 (Call 02/15/27)	575	563,253
3.25%, 05/15/29 (Call 02/15/29)	10	9,612
3.95%, 04/01/30 (Call 01/01/30)	300	299,628
4.40%, 03/01/44 (Call 09/01/43)	69	66,018
5.50%, 03/15/40	210	231,349
Ohio Edison Co., 6.88%, 07/15/36	35	42,139
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	110	97,148
4.15%, 04/01/48 (Call 10/01/47)	140	126,759
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	75	61,476
Series R, 2.90%, 10/01/51 (Call 04/01/51)	350	259,549
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	120	97,530
3.75%, 04/01/45 (Call 10/01/44)	114	102,123
3.80%, 09/30/47 (Call 03/30/47)	68	61,602
Security	Par (000)	Value

Electric (continued)
3.80%, 06/01/49 (Call 12/01/48)	$78	$70,900
4.10%, 11/15/48 (Call 05/15/48)	115	108,752
4.55%, 12/01/41 (Call 06/01/41)	20	20,038
4.60%, 06/01/52 (Call 12/01/51)(d)	50	52,256
5.25%, 09/30/40	40	43,920
5.30%, 06/01/42 (Call 12/01/41)	70	76,829
7.00%, 05/01/32	21	25,817
7.25%, 01/15/33	2	2,524
7.50%, 09/01/38	15	19,673
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	104	78,981
3.00%, 09/15/49 (Call 03/15/49)	85	66,174
3.70%, 09/15/47 (Call 03/15/47)	160	143,779
3.90%, 03/01/48 (Call 09/01/47)	134	123,879
4.15%, 10/01/44 (Call 04/01/44)	312	294,132
4.60%, 05/15/52 (Call 11/15/51)	100	104,467
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	20	18,750
6.50%, 11/15/37	10	12,017
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	5	3,923
3.95%, 06/01/47 (Call 12/01/46)	39	35,702
4.15%, 06/15/48 (Call 12/15/47)	10	9,456
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	430	373,881
Series V, 2.20%, 06/15/31 (Call 03/15/31)(b)	80	69,659
Public Service Electric & Gas Co.
2.45%, 01/15/30 (Call 10/15/29)	130	118,009
2.70%, 05/01/50 (Call 11/01/49)	72	54,397
3.15%, 01/01/50 (Call 07/01/49)	70	56,417
3.20%, 05/15/29 (Call 02/15/29)	275	264,146
3.20%, 08/01/49 (Call 02/01/49)(b)	225	184,626
3.60%, 12/01/47 (Call 06/01/47)	60	52,436
3.65%, 09/01/28 (Call 06/01/28)	360	357,199
3.70%, 05/01/28 (Call 02/01/28)	72	71,754
3.80%, 01/01/43 (Call 07/01/42)	15	13,526
3.80%, 03/01/46 (Call 09/01/45)	305	276,281
3.85%, 05/01/49 (Call 11/01/48)	120	109,067
4.05%, 05/01/48 (Call 11/01/47)	25	23,445
5.80%, 05/01/37	45	51,639
Public Service Enterprise Group Inc.
0.84%, 11/08/23 (Call 07/01/22)	100	96,701
1.60%, 08/15/30 (Call 05/15/30)	527	427,808
2.45%, 11/15/31 (Call 08/15/31)	65	55,697
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	170	161,740
4.50%, 08/15/40	72	70,433
6.00%, 06/01/39	55	62,649
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	77	67,977
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	189	174,940
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	42	34,342
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	330	277,705
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	340	329,535
3.40%, 02/01/28 (Call 11/01/27)	571	554,795
3.80%, 02/01/38 (Call 08/01/37)	244	216,196
4.00%, 02/01/48 (Call 08/01/47)	257	226,782
4.13%, 04/01/52 (Call 01/01/27)(a)	30	26,168
6.00%, 10/15/39	69	77,263

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	$140	$119,643
2.75%, 02/01/32 (Call 11/01/31)	100	86,811
2.85%, 08/01/29 (Call 05/01/29)	62	56,071
3.65%, 02/01/50 (Call 08/01/49)	158	126,713
4.00%, 04/01/47 (Call 10/01/46)	197	168,250
4.05%, 03/15/42 (Call 09/15/41)	69	59,563
4.50%, 09/01/40 (Call 03/01/40)	15	13,829
4.65%, 10/01/43 (Call 04/01/43)	96	89,873
5.50%, 03/15/40	9	9,202
5.63%, 02/01/36	102	106,407
6.00%, 01/15/34	133	145,812
6.05%, 03/15/39	126	136,561
6.65%, 04/01/29	250	272,247
Series 04-G, 5.75%, 04/01/35	35	37,094
Series 05-E, 5.35%, 07/15/35	75	76,646
Series 06-E, 5.55%, 01/15/37	10	10,308
Series 08-A, 5.95%, 02/01/38	37	40,023
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	20	16,920
Series A, 4.20%, 03/01/29 (Call 12/01/28)	137	134,883
Series B, 4.88%, 03/01/49 (Call 09/01/48)	109	103,594
Series C, 3.60%, 02/01/45 (Call 08/01/44)	99	78,316
Series C, 4.13%, 03/01/48 (Call 09/01/47)	126	108,089
Series C, 4.20%, 06/01/25	35	35,198
Series D, 4.70%, 06/01/27 (Call 05/01/27)	40	40,672
Series E, 5.45%, 06/01/52 (Call 12/01/51)	50	51,459
		41,024,257
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.00%, 12/21/28 (Call 10/21/28)	25	22,621
2.20%, 12/21/31 (Call 09/21/31)	25	21,845
2.75%, 10/15/50 (Call 04/15/50)	29	21,840
3.15%, 06/01/25 (Call 03/01/25)(b)	62	62,072
5.25%, 11/15/39	15	15,962
		144,340
Electronics — 0.4%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	52	46,728
3.05%, 09/22/26 (Call 06/22/26)	205	200,336
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	740	670,055
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	246	241,678
3.55%, 10/01/27 (Call 07/01/27)	100	94,923
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	71	71,615
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	110	94,505
3.88%, 01/12/28 (Call 10/12/27)	247	241,020
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	80	68,260
4.63%, 04/15/26 (Call 01/15/26)	395	398,235
5.50%, 06/01/32 (Call 03/01/32)	25	25,148
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	25	25,472
4.88%, 06/15/29 (Call 03/15/29)	315	314,471
4.88%, 05/12/30 (Call 02/12/30)(b)	330	325,367
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	248	240,796
4.30%, 06/15/46 (Call 12/15/45)	55	50,262
Security	Par (000)	Value

Electronics (continued)
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	$50	$45,288
1.75%, 09/01/31 (Call 06/01/31)	50	42,687
1.95%, 06/01/30 (Call 03/01/30)	215	189,006
2.30%, 08/15/24 (Call 07/15/24)	394	390,647
2.50%, 11/01/26 (Call 08/01/26)	369	358,447
2.70%, 08/15/29 (Call 05/15/29)	165	155,187
2.80%, 06/01/50 (Call 12/01/49)(b)	106	85,046
3.35%, 12/01/23	65	65,644
3.81%, 11/21/47 (Call 05/21/47)	57	53,631
5.38%, 03/01/41	30	33,706
5.70%, 03/15/36	45	52,128
5.70%, 03/15/37	22	25,528
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	16	15,396
3.35%, 03/01/26 (Call 12/01/25)	95	93,485
3.50%, 02/15/28 (Call 11/15/27)	60	58,968
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	83	75,976
3.95%, 01/12/28 (Call 10/12/27)	102	100,101
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	528	480,121
4.55%, 10/30/24 (Call 07/30/24)	683	697,193
4.60%, 04/06/27 (Call 01/06/27)	368	375,603
Legrand France SA, 8.50%, 02/15/25	390	435,993
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	152	153,154
4.75%, 12/01/24 (Call 09/01/24)	406	413,771
4.90%, 06/15/28 (Call 03/15/28)	274	277,060
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	210	205,233
3.70%, 02/15/26 (Call 11/15/25)	50	50,340
7.13%, 10/01/37	30	38,179
Vontier Corp., 2.40%, 04/01/28 (Call 02/01/28)	10	8,552
		8,084,941
Entertainment — 0.1%
Magallanes Inc.
4.28%, 03/15/32 (Call 12/15/31)(d)	20	18,671
5.05%, 03/15/42 (Call 09/15/41)(d)	500	451,705
5.14%, 03/15/52 (Call 09/15/51)(d)	730	653,095
5.39%, 03/15/62 (Call 09/15/61)(d)	15	13,427
		1,136,898
Environmental Control — 0.0%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)(b)	50	38,711
6.20%, 03/01/40	38	43,571
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	75	63,436
3.05%, 04/01/50 (Call 10/01/49)	57	43,861
Waste Management Inc., 4.15%, 07/15/49 (Call 01/15/49)	37	35,515
		225,094
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	110	125,802
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	183	158,745
3.13%, 04/24/50 (Call 10/24/49)(b)	26	19,390
3.30%, 03/19/25 (Call 12/19/24)	145	144,008
3.95%, 03/15/25 (Call 01/15/25)	450	454,694
4.15%, 03/15/28 (Call 12/15/27)	268	268,734

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.80%, 03/15/48 (Call 09/15/47)	$231	$226,251
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	237	241,773
4.85%, 11/01/28 (Call 08/01/28)	247	251,236
5.30%, 11/01/38 (Call 05/01/38)	145	143,902
5.40%, 11/01/48 (Call 05/01/48)	116	116,654
7.00%, 10/01/28	35	39,302
8.25%, 09/15/30	180	215,611
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(b)	215	181,742
2.88%, 04/15/30 (Call 01/15/30)	191	173,862
3.00%, 02/01/51 (Call 08/01/50)(b)	35	26,679
3.20%, 02/10/27 (Call 11/10/26)	173	169,684
3.65%, 02/15/24 (Call 11/15/23)	610	616,277
4.00%, 04/17/25 (Call 02/17/25)	483	492,119
4.20%, 04/17/28 (Call 01/17/28)	483	491,626
4.70%, 04/17/48 (Call 10/17/47)	50	49,954
5.40%, 06/15/40	25	26,636
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	20	16,247
3.38%, 08/15/46 (Call 02/15/46)	45	38,761
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	5	3,939
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	35	31,275
3.20%, 10/01/26 (Call 07/01/26)	240	233,438
3.90%, 06/01/50 (Call 12/01/49)	129	109,978
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(b)	50	41,414
3.55%, 03/15/50 (Call 09/15/49)	43	33,536
4.25%, 03/15/35	62	59,705
4.38%, 03/15/45(b)	40	37,002
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	320	272,102
2.65%, 12/01/23	844	842,616
3.25%, 04/01/26	497	491,031
3.40%, 11/15/27 (Call 08/15/27)	593	578,614
4.30%, 05/15/28 (Call 02/15/28)	89	90,294
4.50%, 04/01/46	309	296,486
Series B, 7.45%, 04/01/31	199	237,942
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(b)	101	109,592
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	80	70,854
4.88%, 10/01/49 (Call 04/01/49)	55	51,442
5.20%, 07/15/45 (Call 01/15/45)	200	194,896
5.50%, 06/01/50 (Call 12/01/49)	200	204,088
6.50%, 02/09/40	220	245,722
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	244	232,783
3.50%, 02/01/26 (Call 11/01/25)	215	213,962
3.70%, 08/01/27 (Call 05/01/27)	59	58,590
3.88%, 10/15/46 (Call 04/15/46)	153	132,213
3.95%, 01/15/50 (Call 07/15/49)	80	70,137
4.45%, 02/01/47 (Call 08/01/46)	90	85,132
4.50%, 01/15/29 (Call 10/15/28)	110	112,160
4.65%, 01/15/48 (Call 07/15/47)	115	110,677
5.00%, 04/15/42 (Call 10/15/41)	70	70,136
5.15%, 08/01/43 (Call 02/01/43)	75	76,829
5.40%, 07/15/40 (Call 01/15/40)	42	44,011
5.40%, 01/15/49 (Call 07/15/48)	133	141,315
6.90%, 04/15/38	22	26,436
Security	Par (000)	Value

Food (continued)
7.50%, 04/01/31	$75	$91,058
McCormick & Co. Inc./MD
3.15%, 08/15/24 (Call 06/15/24)	419	417,358
3.40%, 08/15/27 (Call 05/15/27)	265	259,223
4.20%, 08/15/47 (Call 02/15/47)	154	141,574
Mondelez International Inc., 2.63%, 09/04/50 (Call 03/04/50)	80	57,132
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	10	8,769
3.25%, 07/15/27 (Call 04/15/27)	39	37,858
3.30%, 07/15/26 (Call 04/15/26)	105	103,572
3.30%, 02/15/50 (Call 08/15/49)	43	33,615
3.75%, 10/01/25 (Call 07/01/25)	75	75,716
4.45%, 03/15/48 (Call 09/15/47)	82	75,519
4.50%, 04/01/46 (Call 10/01/45)	79	73,972
4.85%, 10/01/45 (Call 04/01/45)	156	152,938
5.38%, 09/21/35	37	39,558
5.95%, 04/01/30 (Call 01/01/30)	85	93,436
6.60%, 04/01/40 (Call 10/01/39)	40	47,700
6.60%, 04/01/50 (Call 10/01/49)	130	158,674
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	85	81,653
5.10%, 09/28/48 (Call 03/28/48)	92	96,251
5.15%, 08/15/44 (Call 02/15/44)	67	69,186
		12,414,798
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	70	66,999
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	75	70,688
4.40%, 08/15/47 (Call 02/15/47)	176	165,804
4.80%, 06/15/44 (Call 12/15/43)	201	197,300
5.15%, 05/15/46 (Call 11/15/45)	25	25,568
6.00%, 11/15/41 (Call 05/15/41)	125	136,346
7.30%, 11/15/39	165	202,516
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	15	15,421
		880,642
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)	5	3,752
3.38%, 09/15/49 (Call 03/15/49)	182	151,761
4.13%, 10/15/44 (Call 04/15/44)	74	68,478
4.13%, 03/15/49 (Call 09/15/48)	80	75,752
4.15%, 01/15/43 (Call 07/15/42)	5	4,568
4.30%, 10/01/48 (Call 04/01/48)	45	43,236
5.50%, 06/15/41 (Call 12/15/40)	15	16,335
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	25	21,047
3.95%, 09/15/27 (Call 06/15/27)	50	47,957
4.75%, 09/01/28 (Call 06/01/28)	110	108,920
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	115	106,206
4.66%, 02/01/44 (Call 08/01/43)	65	61,847
Piedmont Natural Gas Co. Inc., 3.35%, 06/01/50 (Call 12/01/49)	70	54,967
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	100	97,043
3.75%, 09/15/42 (Call 03/15/42)	90	78,426
5.13%, 11/15/40	10	10,306

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	$105	$95,677
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	125	118,572
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	152	136,570
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	65	62,782
3.80%, 09/29/46 (Call 03/29/46)	55	44,866
4.15%, 06/01/49 (Call 12/01/48)	151	128,234
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	139	119,130
Series K, 3.80%, 09/15/46 (Call 03/15/46)	95	83,829
		1,740,261
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	196	196,578
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(b)	62	50,661
3.25%, 03/01/27 (Call 12/01/26)	35	34,768
4.10%, 03/01/48 (Call 09/01/47)	42	39,804
Stanley Black & Decker Inc.
3.00%, 05/15/32 (Call 02/15/32)	40	36,405
4.25%, 11/15/28 (Call 08/15/28)	15	15,188
4.85%, 11/15/48 (Call 05/15/48)	40	41,175
5.20%, 09/01/40	32	33,590
		448,169
Health Care - Products — 0.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	116	127,145
4.75%, 04/15/43 (Call 10/15/42)	37	39,450
4.90%, 11/30/46 (Call 05/30/46)	230	253,110
5.30%, 05/27/40	110	125,140
6.00%, 04/01/39	155	181,500
6.15%, 11/30/37	45	55,059
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)(d)	45	41,211
3.13%, 12/01/51 (Call 06/01/51)(d)	10	7,501
3.50%, 08/15/46 (Call 02/15/46)	238	190,969
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	41	40,030
4.70%, 03/01/49 (Call 09/01/48)	39	38,733
6.75%, 11/15/35	2	2,347
7.38%, 01/15/40	65	82,165
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	30	21,718
2.80%, 12/10/51 (Call 06/10/51)	45	33,900
4.38%, 09/15/45 (Call 03/15/45)	75	72,122
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	109	95,267
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	78	68,286
3.40%, 11/15/49 (Call 05/15/49)	142	119,483
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	234	237,351
Koninklijke Philips NV
5.00%, 03/15/42	37	36,912
6.88%, 03/11/38	55	65,375
Medtronic Inc., 4.63%, 03/15/45	148	156,492
PerkinElmer Inc.
1.90%, 09/15/28 (Call 07/15/28)	60	51,803
3.30%, 09/15/29 (Call 06/15/29)	243	223,023
3.63%, 03/15/51 (Call 09/15/50)	45	36,119
Security	Par (000)	Value

Health Care - Products (continued)
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	$85	$69,983
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	240	207,000
3.75%, 03/15/51 (Call 09/15/50)	280	227,144
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	10	7,578
4.10%, 04/01/43 (Call 10/01/42)	10	9,125
4.38%, 05/15/44 (Call 11/15/43)	24	22,493
4.63%, 03/15/46 (Call 09/15/45)	79	78,330
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	8	7,731
5.30%, 02/01/44 (Call 08/01/43)	133	146,582
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	175	150,938
4.45%, 08/15/45 (Call 02/15/45)	99	88,398
5.75%, 11/30/39	20	20,969
		3,438,482
Health Care - Services — 0.5%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	210	183,492
4.13%, 11/15/42 (Call 05/15/42)	130	115,450
4.50%, 05/15/42 (Call 11/15/41)	35	32,727
4.75%, 03/15/44 (Call 09/15/43)	114	109,595
6.63%, 06/15/36	126	148,752
6.75%, 12/15/37	84	100,575
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	79	73,281
3.13%, 05/15/50 (Call 11/15/49)	98	77,322
3.60%, 03/15/51 (Call 09/15/50)	80	68,494
3.70%, 09/15/49 (Call 03/15/49)	60	51,908
4.10%, 05/15/32 (Call 02/15/32)	50	50,213
4.38%, 12/01/47 (Call 06/01/47)	111	107,360
4.55%, 03/01/48 (Call 09/01/47)	97	95,815
4.55%, 05/15/52 (Call 11/15/51)	50	49,419
4.63%, 05/15/42	162	162,269
4.65%, 01/15/43	190	191,136
4.65%, 08/15/44 (Call 02/15/44)	22	21,783
5.10%, 01/15/44	76	79,316
5.85%, 01/15/36	45	51,243
5.95%, 12/15/34	30	34,341
6.38%, 06/15/37	14	17,048
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(d)	80	76,305
3.50%, 07/15/51 (Call 01/15/51)	99	74,459
4.13%, 06/15/29 (Call 03/15/29)	408	396,821
4.50%, 02/15/27 (Call 08/15/26)	309	312,198
5.00%, 03/15/24	442	453,841
5.13%, 06/15/39 (Call 12/15/38)	107	104,198
5.25%, 04/15/25	326	338,173
5.25%, 06/15/26 (Call 12/15/25)	361	374,111
5.25%, 06/15/49 (Call 12/15/48)	147	141,701
5.50%, 06/15/47 (Call 12/15/46)	394	390,151
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	45	42,007
3.95%, 08/15/49 (Call 02/15/49)	46	40,940
4.63%, 12/01/42 (Call 06/01/42)	107	105,063
4.80%, 03/15/47 (Call 09/15/46)	65	65,284
4.88%, 04/01/30 (Call 01/01/30)(b)	69	71,771
4.95%, 10/01/44 (Call 04/01/44)	165	170,125

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	$50	$43,580
2.95%, 12/01/29 (Call 09/01/29)	417	380,834
4.70%, 02/01/45 (Call 08/01/44)	124	117,238
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)	25	22,188
Series I, 3.74%, 10/01/47	64	55,337
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	355	313,341
2.95%, 06/30/30 (Call 03/30/30)	356	322,123
3.45%, 06/01/26 (Call 03/01/26)	715	711,103
3.50%, 03/30/25 (Call 12/30/24)	424	424,297
4.20%, 06/30/29 (Call 03/30/29)	191	190,408
4.25%, 04/01/24 (Call 01/01/24)	200	203,752
4.70%, 03/30/45 (Call 09/30/44)	260	252,998
UnitedHealth Group Inc.
2.90%, 05/15/50 (Call 11/15/49)	55	42,913
3.13%, 05/15/60 (Call 11/15/59)	72	55,324
3.25%, 05/15/51 (Call 11/15/50)	65	54,413
3.50%, 08/15/39 (Call 02/15/39)	10	9,067
3.70%, 08/15/49 (Call 02/15/49)	74	66,669
3.75%, 10/15/47 (Call 04/15/47)	50	45,623
3.88%, 08/15/59 (Call 02/15/59)	68	61,450
3.95%, 10/15/42 (Call 04/15/42)	60	55,852
4.20%, 01/15/47 (Call 07/15/46)	104	101,319
4.25%, 03/15/43 (Call 09/15/42)	55	54,062
4.25%, 04/15/47 (Call 10/15/46)	117	114,370
4.25%, 06/15/48 (Call 12/15/47)	115	113,228
4.38%, 03/15/42 (Call 09/15/41)	20	19,891
4.45%, 12/15/48 (Call 06/15/48)	219	220,899
4.63%, 07/15/35	84	88,661
4.63%, 11/15/41 (Call 05/15/41)	96	98,796
4.75%, 07/15/45	167	175,707
5.70%, 10/15/40 (Call 04/15/40)	64	73,628
5.80%, 03/15/36	20	23,293
5.95%, 02/15/41 (Call 08/15/40)	60	69,799
6.50%, 06/15/37	44	54,487
6.63%, 11/15/37	110	138,141
6.88%, 02/15/38	95	122,198
		9,875,676
Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	110	69,558
6.00%, 01/15/43 (Call 10/15/42)	60	54,549
		124,107
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	57	54,903
3.50%, 11/15/51 (Call 05/15/51)	180	140,654
4.40%, 03/15/29 (Call 12/15/28)	35	34,885
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	67	60,131
4.60%, 05/15/50 (Call 11/15/49)(b)	58	52,897
4.70%, 05/14/32 (Call 02/14/32)	50	51,042
4.75%, 02/26/29 (Call 11/26/28)	112	113,895
		508,407
Security	Par (000)	Value

Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	$70	$62,934
5.00%, 06/15/52 (Call 12/15/51)	50	52,399
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	145	121,842
3.10%, 10/01/27 (Call 07/01/27)	506	493,421
3.50%, 12/15/24 (Call 06/12/22)	265	269,452
3.90%, 05/15/28 (Call 02/15/28)	174	174,058
Kimberly-Clark Corp.
2.00%, 11/02/31 (Call 08/02/31)	100	85,898
2.75%, 02/15/26	204	200,467
2.88%, 02/07/50 (Call 08/07/49)	165	128,604
3.05%, 08/15/25	60	59,830
3.10%, 03/26/30 (Call 12/26/29)	468	448,096
3.20%, 04/25/29 (Call 01/25/29)	270	261,951
3.20%, 07/30/46 (Call 01/30/46)	105	87,212
3.90%, 05/04/47 (Call 11/04/46)	110	101,303
3.95%, 11/01/28 (Call 08/01/28)	5	5,104
5.30%, 03/01/41	130	143,322
6.63%, 08/01/37	105	132,010
		2,827,903
Insurance — 0.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	5	6,619
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28), (6 mo. LIBOR US + 3.540%)(a)	200	199,820
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	169	165,502
4.00%, 10/15/46 (Call 04/15/46)	15	13,333
4.75%, 01/15/49 (Call 07/15/48)	37	37,310
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	141	126,772
4.20%, 12/15/46 (Call 06/15/46)	62	59,093
4.50%, 06/15/43	82	80,222
5.35%, 06/01/33	38	41,105
5.55%, 05/09/35	15	16,872
6.50%, 05/15/67 (Call 05/15/37), (3 mo. LIBOR US + 2.120%)(a)	15	16,314
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	37	32,740
5.25%, 04/02/30 (Call 01/02/30)	65	66,496
American International Group Inc.
4.75%, 04/01/48 (Call 10/01/47)	101	102,530
4.80%, 07/10/45 (Call 01/10/45)	10	9,914
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(a)	60	56,728
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	52	50,730
4.50%, 12/15/28 (Call 09/15/28)	59	59,811
6.25%, 09/30/40	70	80,267
Aon Global Ltd.
4.60%, 06/14/44 (Call 03/14/44)	55	51,787
4.75%, 05/15/45 (Call 11/15/44)	92	89,346
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	81	80,425
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	70	58,067
7.35%, 05/01/34(b)	42	51,973
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	60	60,406

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)(b)	$49	$44,725
4.90%, 03/27/28 (Call 12/27/27)	29	29,446
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	75	72,293
6.15%, 04/03/30 (Call 01/03/30)	59	62,699
AXA SA, 8.60%, 12/15/30	413	504,442
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	15	14,577
4.90%, 01/15/40 (Call 01/15/30)(a)	45	40,409
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27 (Call 02/15/27)(b)	100	96,385
3.85%, 03/15/52 (Call 09/15/51)	50	45,585
4.20%, 08/15/48 (Call 02/15/48)	330	320,707
4.25%, 01/15/49 (Call 07/15/48)	159	156,634
4.30%, 05/15/43	27	26,451
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	38	32,246
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	10	9,951
Chubb INA Holdings Inc., 6.70%, 05/15/36	5	6,156
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	96	97,068
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	14	14,085
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	370	370,596
5.00%, 04/20/48 (Call 10/20/47)	225	219,546
7.00%, 04/01/28(b)	15	16,949
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	25	24,578
First American Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	115	107,194
4.60%, 11/15/24	40	40,677
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	118	120,280
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	32	29,188
3.60%, 08/19/49 (Call 02/19/49)	104	86,680
4.30%, 04/15/43	60	55,201
4.40%, 03/15/48 (Call 09/15/47)	36	33,755
5.95%, 10/15/36	38	42,832
6.10%, 10/01/41	32	36,041
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	45	41,067
3.63%, 12/12/26 (Call 09/15/26)	51	50,563
3.80%, 03/01/28 (Call 12/01/27)	60	59,239
4.35%, 03/01/48 (Call 09/01/47)	109	98,533
6.30%, 10/09/37	52	59,748
7.00%, 06/15/40	30	35,460
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	34	30,282
6.00%, 02/01/35	15	16,815
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)	125	120,913
4.15%, 03/04/26	436	441,816
5.38%, 03/04/46	190	211,844
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	85	80,047
4.15%, 09/17/50 (Call 03/17/50)	60	52,535
4.30%, 11/01/47 (Call 05/01/47)	40	35,582
5.00%, 04/05/46	101	99,316
5.00%, 05/20/49 (Call 11/20/48)	20	19,943
Security	Par (000)	Value

Insurance (continued)
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)	$185	$186,199
3.50%, 03/10/25 (Call 12/10/24)	15	15,091
3.75%, 03/14/26 (Call 12/14/25)	169	169,919
3.88%, 03/15/24 (Call 02/15/24)	91	92,080
4.20%, 03/01/48 (Call 09/01/47)	60	55,594
4.35%, 01/30/47 (Call 07/30/46)	162	154,533
4.38%, 03/15/29 (Call 12/15/28)	27	27,464
4.75%, 03/15/39 (Call 09/15/38)	80	81,191
4.90%, 03/15/49 (Call 09/15/48)	412	427,549
5.88%, 08/01/33	55	62,305
MetLife Inc.
4.05%, 03/01/45	228	211,828
4.13%, 08/13/42	170	160,674
4.55%, 03/23/30 (Call 12/23/29)(b)	106	110,292
4.60%, 05/13/46 (Call 11/13/45)	40	40,502
4.72%, 12/15/44	47	47,142
4.88%, 11/13/43	62	64,298
5.70%, 06/15/35	55	62,256
5.88%, 02/06/41	10	11,338
6.38%, 06/15/34	75	89,886
6.40%, 12/15/66 (Call 12/15/31)	180	186,887
6.50%, 12/15/32	15	17,886
10.75%, 08/01/69 (Call 08/01/34)	15	20,386
Munich Re America Corp., Series B, 7.45%, 12/15/26	15	17,022
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	198	192,280
3.70%, 05/15/29 (Call 02/15/29)	92	89,084
4.30%, 11/15/46 (Call 05/15/46)	79	76,408
4.35%, 05/15/43	106	98,576
4.63%, 09/15/42	9	8,728
6.05%, 10/15/36	64	74,202
Progressive Corp. (The)
2.45%, 01/15/27	79	75,706
3.20%, 03/26/30 (Call 12/26/29)	25	23,749
3.70%, 01/26/45	39	33,814
3.95%, 03/26/50 (Call 09/26/49)	40	36,643
4.00%, 03/01/29 (Call 12/01/28)	54	54,534
4.13%, 04/15/47 (Call 10/15/46)	76	71,945
4.20%, 03/15/48 (Call 09/15/47)	113	108,136
4.35%, 04/25/44	85	82,340
6.25%, 12/01/32	30	35,261
6.63%, 03/01/29	9	10,408
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	99	92,349
2.10%, 03/10/30 (Call 12/10/29)	35	30,920
3.00%, 03/10/40 (Call 09/10/39)	25	20,624
3.70%, 10/01/50 (Call 07/01/30)(a)	50	43,261
3.70%, 03/13/51 (Call 09/13/50)	50	43,829
3.88%, 03/27/28 (Call 12/27/27)	24	24,149
3.91%, 12/07/47 (Call 06/07/47)	124	111,924
3.94%, 12/07/49 (Call 06/07/49)	180	163,427
4.35%, 02/25/50 (Call 08/25/49)	105	101,606
4.42%, 03/27/48 (Call 09/27/47)	83	79,883
4.50%, 09/15/47 (Call 09/15/27), (3 mo. LIBOR US + 2.380%)(a)(b)	125	115,269
4.60%, 05/15/44	162	159,205
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)	148	144,911
5.70%, 12/14/36	260	295,071

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.70%, 09/15/48 (Call 09/15/28), (3 mo. LIBOR US + 2.665%)(a)	$137	$136,046
5.75%, 07/15/33(b)	15	16,855
6.63%, 12/01/37	45	54,070
6.63%, 06/21/40	15	17,728
Prudential PLC
3.13%, 04/14/30	40	37,152
3.63%, 03/24/32 (Call 12/24/31)	160	150,365
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	182	176,254
3.95%, 09/15/26 (Call 06/15/26)	55	55,262
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	30	29,874
Swiss Re America Holding Corp., 7.00%, 02/15/26	15	16,811
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	13,375
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	45	32,422
3.75%, 05/15/46 (Call 11/15/45)	88	77,904
4.00%, 05/30/47 (Call 11/30/46)	167	154,639
4.05%, 03/07/48 (Call 09/07/47)	10	9,345
4.10%, 03/04/49 (Call 09/04/48)	70	65,775
4.30%, 08/25/45 (Call 02/25/45)	125	119,824
4.60%, 08/01/43	87	86,685
5.35%, 11/01/40	85	93,104
6.25%, 06/15/37	152	185,034
6.75%, 06/20/36	124	153,151
Travelers Property Casualty Corp., 6.38%, 03/15/33	50	60,238
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	35	28,546
5.75%, 08/15/42	100	97,280
Voya Financial Inc.
3.65%, 06/15/26	90	88,879
4.70%, 01/23/48 (Call 01/23/28), (3 mo. LIBOR US + 2.084%)(a)	25	21,584
4.80%, 06/15/46	154	149,380
5.70%, 07/15/43	69	74,434
W R Berkley Corp., 4.75%, 08/01/44	67	65,791
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	65	58,412
3.88%, 09/15/49 (Call 03/15/49)	73	59,867
4.50%, 09/15/28 (Call 06/15/28)	54	53,803
4.65%, 06/15/27 (Call 05/15/27)	50	50,359
5.05%, 09/15/48 (Call 03/15/48)	138	134,147
XLIT Ltd.
4.45%, 03/31/25	536	547,181
5.25%, 12/15/43	289	322,770
		14,130,171
Internet — 0.2%
Alibaba Group Holding Ltd.
4.00%, 12/06/37 (Call 06/06/37)	70	60,850
4.20%, 12/06/47 (Call 06/06/47)	55	45,605
4.40%, 12/06/57 (Call 06/06/57)	70	57,867
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	449	432,441
2.05%, 08/15/50 (Call 02/15/50)	90	63,980
2.25%, 08/15/60 (Call 02/15/60)	69	47,839
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	80	59,566
2.70%, 06/03/60 (Call 12/03/59)	234	169,393
3.10%, 05/12/51 (Call 11/12/50)	195	162,708
Security	Par (000)	Value

Internet (continued)
3.25%, 05/12/61 (Call 11/12/60)	$95	$77,270
3.95%, 04/13/52 (Call 10/13/51)	50	48,022
4.05%, 08/22/47 (Call 02/22/47)	272	267,319
4.10%, 04/13/62 (Call 10/13/61)	200	192,144
4.25%, 08/22/57 (Call 02/22/57)	184	183,369
4.95%, 12/05/44 (Call 06/05/44)	144	157,991
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	69	68,166
3.60%, 06/01/26 (Call 03/01/26)	77	77,333
4.63%, 04/13/30 (Call 01/13/30)	125	129,426
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	166	158,414
3.45%, 08/01/24 (Call 05/01/24)	27	27,092
3.60%, 06/05/27 (Call 03/05/27)	232	229,176
3.65%, 05/10/51 (Call 11/10/50)	40	32,198
4.00%, 07/15/42 (Call 01/15/42)	182	159,921
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	185	163,538
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	200	156,388
		3,228,016
Iron & Steel — 0.0%
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	30	28,470
5.20%, 08/01/43 (Call 02/01/43)	22	23,094
6.40%, 12/01/37	20	23,945
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	185	181,951
3.25%, 10/15/50 (Call 04/15/50)	30	22,342
3.45%, 04/15/30 (Call 01/15/30)	220	204,831
		484,633
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	5	4,098
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	110	107,938
4.63%, 07/28/45 (Call 01/28/45)	205	170,455
		282,491
Lodging — 0.5%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	95	87,759
3.70%, 01/15/31 (Call 10/15/30)	117	107,365
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)	147	133,442
3.90%, 08/08/29 (Call 05/08/29)(b)	165	143,770
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(b)	65	65,269
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	340	337,419
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	75	67,472
Series X, 4.00%, 04/15/28 (Call 01/15/28)	125	122,228
Sands China Ltd.
4.38%, 06/18/30 (Call 03/18/30)	1,535	1,215,643
5.13%, 08/08/25 (Call 06/08/25)	270	250,112
5.40%, 08/08/28 (Call 05/08/28)	8,160	7,198,344
		9,728,823
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	125	125,290
Caterpillar Financial Services Corp.
1.15%, 09/14/26(b)	50	45,789
1.70%, 01/08/27(b)	50	46,533
2.15%, 11/08/24	204	200,440
2.40%, 08/09/26	40	38,627

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
2.85%, 05/17/24	$44	$44,105
3.25%, 12/01/24	132	133,255
3.30%, 06/09/24	311	313,836
3.65%, 12/07/23	274	278,861
3.75%, 11/24/23	287	292,057
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	51	47,570
3.25%, 09/19/49 (Call 03/19/49)	56	48,506
3.25%, 04/09/50 (Call 10/09/49)	80	68,758
3.40%, 05/15/24 (Call 02/15/24)	69	69,995
3.80%, 08/15/42	45	42,921
4.30%, 05/15/44 (Call 11/15/43)	10	9,941
4.75%, 05/15/64 (Call 11/15/63)	62	66,282
5.20%, 05/27/41	42	46,481
5.30%, 09/15/35	24	26,796
6.05%, 08/15/36	26	31,119
CNH Industrial Capital LLC
3.95%, 05/23/25	500	501,565
4.20%, 01/15/24	311	316,091
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	127	124,141
4.50%, 08/15/23	1,671	1,694,478
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	10	8,524
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	315	312,156
2.88%, 09/07/49 (Call 03/07/49)	15	12,053
3.10%, 04/15/30 (Call 01/15/30)	30	28,775
3.75%, 04/15/50 (Call 10/15/49)(b)	70	66,238
5.38%, 10/16/29	55	60,475
7.13%, 03/03/31	5	6,162
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	25	26,194
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	50	41,119
3.50%, 10/01/30 (Call 07/01/30)	50	44,707
John Deere Capital Corp.
1.70%, 01/11/27	25	23,244
1.75%, 03/09/27	109	101,169
2.05%, 01/09/25	40	39,119
2.25%, 09/14/26	30	28,765
2.45%, 01/09/30	27	24,718
2.65%, 06/10/26	235	228,923
2.80%, 09/08/27	38	36,836
2.80%, 07/18/29	75	70,810
3.05%, 01/06/28	144	140,576
3.35%, 04/18/29	50	48,956
3.40%, 09/11/25	55	55,367
3.45%, 03/13/25	75	76,072
3.45%, 03/07/29	20	19,720
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	92	80,575
4.60%, 05/15/28 (Call 02/15/28)	10	10,111
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	87	86,332
3.50%, 03/01/29 (Call 12/01/28)	354	347,752
4.20%, 03/01/49 (Call 09/01/48)	47	44,546
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	367	368,648
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	798	721,679
2.25%, 01/30/31 (Call 10/30/30)(b)	310	268,860
Security	Par (000)	Value

Machinery (continued)
3.25%, 11/01/26 (Call 08/01/26)(b)	$185	$181,947
4.38%, 11/01/46 (Call 05/01/46)	150	141,180
		8,365,745
Manufacturing — 0.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	1,379	1,342,870
2.25%, 09/19/26 (Call 06/19/26)	686	659,150
2.38%, 08/26/29 (Call 05/26/29)	844	775,484
2.65%, 04/15/25 (Call 03/15/25)	505	499,521
2.88%, 10/15/27 (Call 07/15/27)	610	595,830
3.00%, 08/07/25	655	656,526
3.05%, 04/15/30 (Call 01/15/30)	135	128,837
3.25%, 08/26/49 (Call 02/26/49)(b)	40	33,723
3.38%, 03/01/29 (Call 12/01/28)(b)	139	136,586
3.63%, 09/14/28 (Call 06/14/28)(b)	145	145,942
3.63%, 10/15/47 (Call 04/15/47)	234	208,522
3.70%, 04/15/50 (Call 10/15/49)	10	9,052
4.00%, 09/14/48 (Call 03/14/48)	102	96,574
5.70%, 03/15/37	60	70,004
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)(b)	35	28,259
2.75%, 03/01/30 (Call 12/01/29)	127	111,477
3.50%, 12/01/24 (Call 10/01/24)	96	95,907
3.75%, 12/01/27 (Call 09/01/27)	70	68,542
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	112	108,876
3.92%, 09/15/47 (Call 03/15/47)	65	57,713
4.00%, 11/02/32	10	9,924
4.15%, 11/02/42	60	57,217
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	358	353,912
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	5	4,642
6.75%, 03/15/32	59	68,491
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	56	52,335
4.88%, 09/15/41 (Call 03/15/41)	15	15,979
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	20	19,522
3.25%, 06/14/29 (Call 03/14/29)	70	65,617
4.00%, 06/14/49 (Call 12/14/48)	53	46,279
4.10%, 03/01/47 (Call 09/01/46)	61	53,978
4.20%, 11/21/34 (Call 05/21/34)	55	52,506
4.45%, 11/21/44 (Call 05/21/44)	128	118,682
6.25%, 05/15/38	20	22,593
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	165	161,979
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)(b)	61	54,721
3.38%, 03/01/28 (Call 12/01/27)	10	9,597
3.65%, 03/15/27 (Call 12/15/26)	189	186,229
3.90%, 09/17/29 (Call 06/17/29)	50	48,211
4.00%, 03/15/26 (Call 12/15/25)	128	128,233
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	105	101,826
4.25%, 06/15/23	421	426,372
4.30%, 02/21/48 (Call 08/21/47)	80	72,804
5.75%, 06/15/43	94	102,701
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	107	105,953
3.55%, 11/01/24 (Call 08/01/24)	369	370,203

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.80%, 03/21/29 (Call 12/21/28)	$390	$375,457
4.50%, 03/21/49 (Call 09/21/48)	205	190,584
4.65%, 11/01/44 (Call 05/01/44)	27	25,504
		9,131,446
Media — 0.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.70%, 04/01/51 (Call 10/01/50)	87	63,434
3.85%, 04/01/61 (Call 10/01/60)	150	106,821
3.90%, 06/01/52 (Call 12/01/51)	114	85,214
3.95%, 06/30/62 (Call 12/30/61)	70	50,605
4.40%, 04/01/33 (Call 01/01/33)	45	42,241
4.40%, 12/01/61 (Call 06/01/61)	200	155,384
4.80%, 03/01/50 (Call 09/01/49)	165	141,313
5.13%, 07/01/49 (Call 01/01/49)	284	251,616
5.25%, 04/01/53 (Call 10/01/52)	100	91,306
5.38%, 04/01/38 (Call 10/01/37)	30	28,057
5.38%, 05/01/47 (Call 11/01/46)	99	90,925
5.50%, 04/01/63 (Call 10/01/62)	100	88,536
5.75%, 04/01/48 (Call 10/01/47)	152	147,265
6.38%, 10/23/35 (Call 04/23/35)	220	234,164
6.48%, 10/23/45 (Call 04/23/45)	230	237,921
6.83%, 10/23/55 (Call 04/23/55)	110	116,656
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	87	61,778
2.65%, 08/15/62 (Call 02/15/62)	79	54,257
2.80%, 01/15/51 (Call 07/15/50)	58	44,035
2.89%, 11/01/51 (Call 05/01/51)(d)	267	203,588
2.94%, 11/01/56 (Call 05/01/56)(d)	302	225,126
2.99%, 11/01/63 (Call 05/01/63)(d)	239	173,258
3.40%, 07/15/46 (Call 01/15/46)	85	72,312
3.45%, 02/01/50 (Call 08/01/49)	205	173,682
3.75%, 04/01/40 (Call 10/01/39)	95	86,910
3.90%, 03/01/38 (Call 09/01/37)	137	130,965
3.97%, 11/01/47 (Call 05/01/47)	243	225,101
4.00%, 08/15/47 (Call 02/15/47)	124	113,657
4.00%, 03/01/48 (Call 09/01/47)	188	173,930
4.00%, 11/01/49 (Call 05/01/49)	251	234,030
4.00%, 11/01/52 (Call 05/01/52)	49	45,799
4.60%, 10/15/38 (Call 04/15/38)	140	142,643
4.60%, 08/15/45 (Call 02/15/45)	141	141,429
4.65%, 07/15/42	69	69,252
4.70%, 10/15/48 (Call 04/15/48)	75	76,769
4.75%, 03/01/44	14	14,210
4.95%, 10/15/58 (Call 04/15/58)	80	86,434
5.65%, 06/15/35	28	31,643
6.45%, 03/15/37	10	12,219
6.50%, 11/15/35	148	179,326
6.55%, 07/01/39	5	6,283
6.95%, 08/15/37	5	6,377
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	177	134,147
4.65%, 05/15/50 (Call 11/15/49)	193	161,680
4.88%, 04/01/43	75	66,468
5.00%, 09/20/37 (Call 03/20/37)	37	35,578
5.20%, 09/20/47 (Call 03/20/47)	172	157,113
5.30%, 05/15/49 (Call 11/15/48)	113	104,854
6.35%, 06/01/40	30	31,275
Security	Par (000)	Value

Media (continued)
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	$60	$61,596
5.58%, 01/25/49 (Call 07/25/48)	199	207,052
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	80	76,034
6.63%, 01/15/40	195	216,992
NBCUniversal Media LLC
4.45%, 01/15/43	61	59,623
6.40%, 04/30/40	10	12,316
Paramount Global
3.38%, 02/15/28 (Call 11/15/27)	102	96,674
3.70%, 06/01/28 (Call 03/01/28)	20	19,286
4.20%, 06/01/29 (Call 03/01/29)(b)	55	53,777
4.38%, 03/15/43	132	111,013
4.60%, 01/15/45 (Call 07/15/44)	146	123,475
4.85%, 07/01/42 (Call 01/01/42)	45	40,035
4.90%, 08/15/44 (Call 02/15/44)	97	85,929
4.95%, 01/15/31 (Call 10/15/30)	40	39,978
4.95%, 05/19/50 (Call 11/19/49)	120	108,569
5.25%, 04/01/44 (Call 10/01/43)	48	43,837
5.50%, 05/15/33	42	42,492
5.85%, 09/01/43 (Call 03/01/43)	185	186,426
5.90%, 10/15/40 (Call 04/15/40)	72	72,586
6.88%, 04/30/36	137	154,266
7.88%, 07/30/30	65	77,479
Thomson Reuters Corp.
5.50%, 08/15/35	40	42,413
5.65%, 11/23/43 (Call 05/23/43)	52	55,069
5.85%, 04/15/40	105	113,817
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	147	122,172
5.50%, 09/01/41 (Call 03/01/41)	107	99,190
5.88%, 11/15/40 (Call 05/15/40)(b)	119	118,442
6.55%, 05/01/37	45	47,537
6.75%, 06/15/39(b)	77	82,031
7.30%, 07/01/38	85	94,213
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	72	87,235
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	60	48,047
3.70%, 12/01/42	50	44,806
4.13%, 06/01/44	36	34,381
4.38%, 08/16/41	85	83,043
Series E, 4.13%, 12/01/41	55	52,341
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	195	147,270
3.50%, 05/13/40 (Call 11/13/39)	51	45,481
3.60%, 01/13/51 (Call 07/13/50)(b)	195	171,428
3.80%, 05/13/60 (Call 11/13/59)	51	45,056
4.63%, 03/23/40 (Call 09/23/39)	22	22,603
4.70%, 03/23/50 (Call 09/23/49)(b)	101	105,280
4.75%, 09/15/44 (Call 03/15/44)	10	10,274
4.75%, 11/15/46 (Call 05/15/46)	160	163,578
4.95%, 10/15/45 (Call 04/15/45)	42	44,007
5.40%, 10/01/43	67	74,184
6.15%, 03/01/37	40	47,065
6.15%, 02/15/41	4	4,788
6.20%, 12/15/34	125	147,649
6.40%, 12/15/35	119	144,648
6.65%, 11/15/37	175	218,612

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
7.75%, 12/01/45	$225	$318,292
		10,131,973
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	39	38,775
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	104	99,188
5.25%, 10/01/54 (Call 04/01/54)	15	14,820
		152,783
Mining — 0.1%
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	589	595,444
5.95%, 03/15/24 (Call 12/15/23)	175	181,379
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	115	99,193
2.80%, 10/01/29 (Call 07/01/29)	295	269,757
4.88%, 03/15/42 (Call 09/15/41)	275	278,440
5.45%, 06/09/44 (Call 12/09/43)	90	95,670
6.25%, 10/01/39	88	101,213
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	55	42,045
5.20%, 11/02/40	153	167,706
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	98	94,956
4.75%, 03/22/42 (Call 09/22/41)	55	57,148
		1,982,951
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	15	13,266
3.57%, 12/01/31 (Call 09/01/31)	60	53,494
		66,760
Oil & Gas — 0.8%
BP Capital Markets America Inc.
2.72%, 01/12/32 (Call 10/12/31)	150	135,297
2.77%, 11/10/50 (Call 05/10/50)	177	130,447
2.94%, 06/04/51 (Call 12/04/50)	155	117,791
3.00%, 02/24/50 (Call 08/24/49)	210	162,250
3.00%, 03/17/52 (Call 09/17/51)	130	99,722
3.02%, 01/16/27 (Call 10/16/26)	20	19,469
3.12%, 05/04/26 (Call 02/04/26)	90	88,707
3.19%, 04/06/25 (Call 03/06/25)	40	39,932
3.38%, 02/08/61 (Call 08/08/60)	55	43,810
3.41%, 02/11/26 (Call 12/11/25)	22	21,974
3.54%, 04/06/27 (Call 02/06/27)	75	74,876
3.59%, 04/14/27 (Call 01/14/27)	138	137,310
3.63%, 04/06/30 (Call 01/06/30)	171	167,397
3.80%, 09/21/25 (Call 07/21/25)	65	66,088
3.94%, 09/21/28 (Call 06/21/28)	65	65,201
4.23%, 11/06/28 (Call 08/06/28)	128	130,523
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	145	142,261
3.72%, 11/28/28 (Call 08/28/28)	60	59,456
Burlington Resources LLC, 7.40%, 12/01/31	20	24,951
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	209	175,955
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	77	56,199
5.25%, 11/15/43 (Call 05/15/43)	5	5,546
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	189,226
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	5	5,574
Security	Par (000)	Value

Oil & Gas (continued)
ConocoPhillips
5.90%, 10/15/32	$182	$208,190
6.50%, 02/01/39	15	18,504
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)(d)	352	327,216
3.80%, 03/15/52 (Call 09/15/51)(b)	25	22,765
4.03%, 03/15/62 (Call 09/15/61)(d)	533	487,215
4.30%, 11/15/44 (Call 05/15/44)	89	87,115
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	94	89,994
5.00%, 06/15/45 (Call 12/15/44)	107	106,877
5.60%, 07/15/41 (Call 01/15/41)	106	111,798
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	226	214,542
4.40%, 03/24/51 (Call 09/24/50)	24	21,766
Eni USA Inc., 7.30%, 11/15/27	45	51,183
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	10	9,601
4.38%, 04/15/30 (Call 01/15/30)	128	132,452
4.95%, 04/15/50 (Call 10/15/49)	110	120,987
EQT Corp., 7.50%, 02/01/30 (Call 11/01/29)(b)	5	5,553
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	355	320,654
2.65%, 01/15/24	426	426,946
2.88%, 04/06/25 (Call 03/06/25)	335	333,529
3.00%, 04/06/27 (Call 02/06/27)	420	411,898
3.13%, 04/06/30 (Call 01/06/30)	235	225,074
3.25%, 11/10/24	515	517,626
3.25%, 11/18/49 (Call 05/18/49)	140	117,205
3.63%, 09/10/28 (Call 06/10/28)	99	98,675
3.70%, 03/01/24	287	290,972
3.70%, 04/06/50 (Call 10/06/49)	155	141,132
3.95%, 05/15/43	182	171,151
4.25%, 11/23/41	97	95,637
4.80%, 11/08/43	145	152,032
5.10%, 08/17/40	200	216,642
7.25%, 09/23/27	25	29,124
7.75%, 06/15/23	20	20,989
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	69	66,572
2.44%, 08/16/29 (Call 05/16/29)	60	55,462
2.61%, 10/15/30 (Call 07/15/30)	79	73,494
3.10%, 08/16/49 (Call 02/16/49)	106	86,966
3.29%, 03/19/27 (Call 01/19/27)(b)	45	45,152
3.45%, 04/15/51 (Call 10/15/50)	154	133,686
3.48%, 03/19/30 (Call 12/19/29)	219	216,420
3.57%, 03/06/45 (Call 09/06/44)	92	81,095
4.11%, 03/01/46 (Call 09/01/45)(b)	104	100,798
4.23%, 03/19/40 (Call 09/19/39)	146	145,534
4.33%, 03/19/50 (Call 09/19/49)	227	228,382
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	210	209,322
4.30%, 04/01/27 (Call 01/01/27)	305	305,055
5.60%, 02/15/41	389	399,386
5.80%, 04/01/47 (Call 10/01/46)(b)	150	158,005
6.00%, 01/15/40	175	186,093
7.13%, 03/15/33	85	97,583
7.30%, 08/15/31	176	206,408
7.88%, 10/01/29	55	65,243

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	$245	$246,494
5.20%, 06/01/45 (Call 12/01/44)(b)	169	166,247
6.60%, 10/01/37	206	233,264
6.80%, 03/15/32	102	115,129
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	15	14,590
4.50%, 04/01/48 (Call 10/01/47)	110	96,470
4.70%, 05/01/25 (Call 04/01/25)	131	134,794
4.75%, 09/15/44 (Call 03/15/44)	134	123,012
5.00%, 09/15/54 (Call 03/15/54)	71	65,125
5.13%, 12/15/26 (Call 09/15/26)	80	83,406
6.50%, 03/01/41 (Call 09/01/40)	98	111,541
Ovintiv Inc.
6.50%, 08/15/34	70	76,827
6.50%, 02/01/38	25	27,172
6.63%, 08/15/37	165	181,510
7.20%, 11/01/31	80	90,789
7.38%, 11/01/31	50	57,458
8.13%, 09/15/30	75	88,749
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	120	93,882
3.85%, 04/09/25 (Call 03/09/25)	172	173,582
3.90%, 03/15/28 (Call 12/15/27)	225	223,459
4.65%, 11/15/34 (Call 05/15/34)	122	123,341
4.88%, 11/15/44 (Call 05/15/44)	315	319,895
5.88%, 05/01/42	52	58,624
Phillips 66 Co.
4.68%, 02/15/45 (Call 08/15/44)(d)	2	1,930
4.90%, 10/01/46 (Call 04/01/46)(d)	25	24,739
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	195	191,833
2.83%, 01/10/30 (Call 10/10/29)	160	149,685
2.99%, 06/29/41 (Call 12/29/40)	130	107,943
3.13%, 05/29/50 (Call 11/29/49)	213	173,512
3.39%, 06/29/60 (Call 12/29/59)	138	112,310
3.45%, 02/19/29 (Call 11/19/28)	60	58,621
3.46%, 07/12/49 (Call 01/12/49)	160	138,515
3.70%, 01/15/24	110	111,570
TotalEnergies Capital SA, 3.88%, 10/11/28	70	70,715
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	80	63,878
4.00%, 04/01/29 (Call 01/01/29)	58	56,653
4.00%, 06/01/52 (Call 12/01/51)	5	4,187
4.35%, 06/01/28 (Call 03/01/28)	72	71,974
4.90%, 03/15/45(b)	61	58,777
6.63%, 06/15/37	196	223,965
7.50%, 04/15/32	36	43,115
		15,174,944
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	364	375,273
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	70	65,427
3.14%, 11/07/29 (Call 08/07/29)	260	242,146
3.34%, 12/15/27 (Call 09/15/27)	621	602,383
4.08%, 12/15/47 (Call 06/15/47)	217	195,385
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	168	154,138
3.80%, 11/15/25 (Call 08/15/25)(b)	24	24,290
Security	Par (000)	Value

Oil & Gas Services (continued)
4.50%, 11/15/41 (Call 05/15/41)	$75	$69,330
4.75%, 08/01/43 (Call 02/01/43)	80	75,311
4.85%, 11/15/35 (Call 05/15/35)	160	163,763
5.00%, 11/15/45 (Call 05/15/45)	184	180,465
6.70%, 09/15/38	61	70,406
7.45%, 09/15/39	114	140,660
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	75	68,509
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	151	140,880
3.95%, 12/01/42 (Call 06/01/42)	122	95,369
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	275	250,511
3.65%, 12/01/23 (Call 09/01/23)(b)	25	25,349
		2,939,595
Packaging & Containers — 0.0%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	227	222,791
4.50%, 05/15/28 (Call 02/15/28)	121	122,816
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	185	158,932
4.00%, 05/17/25 (Call 04/17/25)	100	100,397
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	20	14,936
4.05%, 12/15/49 (Call 06/15/49)	57	50,250
WestRock MWV LLC, 8.20%, 01/15/30	40	48,853
		718,975
Pharmaceuticals — 1.1%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	273	254,398
4.25%, 11/14/28 (Call 08/14/28)	240	243,996
4.25%, 11/21/49 (Call 05/21/49)	299	278,417
4.30%, 05/14/36 (Call 11/14/35)	258	253,116
4.40%, 11/06/42	162	155,185
4.45%, 05/14/46 (Call 11/14/45)	290	278,069
4.50%, 05/14/35 (Call 11/14/34)	268	271,760
4.63%, 10/01/42 (Call 04/01/42)	47	45,763
4.70%, 05/14/45 (Call 11/14/44)	343	341,048
4.88%, 11/14/48 (Call 05/14/48)	143	145,066
AmerisourceBergen Corp.
3.45%, 12/15/27 (Call 09/15/27)	130	128,120
4.25%, 03/01/45 (Call 09/01/44)	122	110,671
4.30%, 12/15/47 (Call 06/15/47)	124	117,137
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	215	211,347
3.38%, 11/16/25	437	439,434
3.50%, 08/17/23 (Call 07/17/23)	407	411,440
4.00%, 01/17/29 (Call 10/17/28)(b)	209	212,308
4.00%, 09/18/42	239	231,746
4.38%, 11/16/45	260	262,564
4.38%, 08/17/48 (Call 02/17/48)	44	45,027
6.45%, 09/15/37	295	371,322
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	607	603,947
3.79%, 05/20/50 (Call 11/20/49)	108	92,999
4.67%, 06/06/47 (Call 12/06/46)	97	95,003
4.69%, 12/15/44 (Call 06/15/44)	77	74,460
Bristol-Myers Squibb Co.
2.95%, 03/15/32 (Call 12/15/31)	10	9,425
3.25%, 08/01/42	33	28,185

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.55%, 03/15/42 (Call 09/15/41)	$10	$9,034
3.70%, 03/15/52 (Call 09/15/51)	10	9,063
3.90%, 03/15/62 (Call 09/15/61)	80	72,509
4.25%, 10/26/49 (Call 04/26/49)	228	225,524
4.35%, 11/15/47 (Call 05/15/47)	118	117,873
4.55%, 02/20/48 (Call 08/20/47)	75	76,970
5.00%, 08/15/45 (Call 02/15/45)(b)	70	75,620
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	495	485,862
3.75%, 09/15/25 (Call 06/15/25)	307	308,529
4.37%, 06/15/47 (Call 12/15/46)	172	153,680
4.50%, 11/15/44 (Call 05/15/44)	96	85,508
4.60%, 03/15/43	156	140,253
4.90%, 09/15/45 (Call 03/15/45)	160	151,645
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	191	168,850
3.20%, 03/15/40 (Call 09/15/39)	45	37,140
3.40%, 03/15/50 (Call 09/15/49)	239	191,501
3.88%, 10/15/47 (Call 04/15/47)	154	132,585
4.13%, 11/15/25 (Call 09/15/25)	231	234,941
4.38%, 10/15/28 (Call 07/15/28)	436	442,496
4.80%, 08/15/38 (Call 02/15/38)	248	251,512
4.80%, 07/15/46 (Call 01/16/46)	175	174,403
4.90%, 12/15/48 (Call 06/15/48)	170	169,957
6.13%, 11/15/41	129	145,994
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	312	293,985
3.63%, 04/01/27 (Call 02/01/27)	185	184,674
3.75%, 04/01/30 (Call 01/01/30)	218	210,383
4.13%, 04/01/40 (Call 10/01/39)	86	78,847
4.25%, 04/01/50 (Call 10/01/49)	203	185,690
4.30%, 03/25/28 (Call 12/25/27)	393	397,916
4.78%, 03/25/38 (Call 09/25/37)	417	418,293
4.88%, 07/20/35 (Call 01/20/35)	237	244,138
5.05%, 03/25/48 (Call 09/25/47)	431	439,129
5.13%, 07/20/45 (Call 01/20/45)	265	270,414
5.30%, 12/05/43 (Call 06/05/43)	275	285,032
6.13%, 09/15/39(b)	35	39,406
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	45	32,641
2.75%, 06/01/25 (Call 03/01/25)	275	273,933
3.10%, 05/15/27 (Call 02/15/27)	255	251,703
3.38%, 03/15/29 (Call 12/15/28)	275	272,726
3.70%, 03/01/45 (Call 09/01/44)	130	122,645
3.95%, 05/15/47 (Call 11/15/46)	150	148,186
3.95%, 03/15/49 (Call 09/15/48)	15	14,953
5.50%, 03/15/27	20	21,778
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	125	127,064
3.88%, 05/15/28	107	109,195
4.20%, 03/18/43	55	54,344
6.38%, 05/15/38	136	168,610
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)	331	332,278
3.38%, 06/01/29 (Call 03/01/29)(b)	114	112,166
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	74	69,194
3.50%, 01/15/48 (Call 07/15/47)	87	79,864
3.55%, 03/01/36 (Call 09/01/35)	77	75,552
3.63%, 03/03/37 (Call 09/03/36)	150	147,342
Security	Par (000)	Value

Pharmaceuticals (continued)
3.70%, 03/01/46 (Call 09/01/45)	$120	$114,366
3.75%, 03/03/47 (Call 09/03/46)	85	81,281
4.50%, 12/05/43 (Call 06/05/43)	128	132,416
4.85%, 05/15/41	47	50,576
5.85%, 07/15/38	160	190,768
5.95%, 08/15/37	52	64,227
6.95%, 09/01/29	20	24,891
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	345	352,186
4.60%, 06/01/44 (Call 12/01/43)	42	42,281
5.90%, 11/01/39	83	95,516
Merck & Co. Inc.
1.70%, 06/10/27 (Call 05/10/27)	70	64,902
1.90%, 12/10/28 (Call 10/10/28)	80	72,973
2.15%, 12/10/31 (Call 09/10/31)	65	57,616
2.45%, 06/24/50 (Call 12/24/49)	75	55,292
2.75%, 12/10/51 (Call 06/10/51)	80	62,164
2.90%, 12/10/61 (Call 06/10/61)	100	75,895
3.40%, 03/07/29 (Call 12/07/28)	195	192,902
3.60%, 09/15/42 (Call 03/15/42)	15	13,754
3.70%, 02/10/45 (Call 08/10/44)	245	226,451
3.90%, 03/07/39 (Call 09/07/38)	60	59,307
4.00%, 03/07/49 (Call 09/07/48)	121	117,446
4.15%, 05/18/43	125	124,188
6.50%, 12/01/33	86	107,227
6.55%, 09/15/37	17	21,322
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	22	25,765
5.95%, 12/01/28	10	11,273
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	63	55,342
Novartis Capital Corp., 4.00%, 11/20/45 (Call 05/20/45)	5	4,866
Pfizer Inc.
4.00%, 03/15/49 (Call 09/15/48)	5	4,887
4.13%, 12/15/46	17	16,843
4.20%, 09/15/48 (Call 03/15/48)	190	191,157
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	248	242,529
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	55	42,690
3.38%, 07/09/60 (Call 01/09/60)	85	63,967
5.00%, 11/26/28 (Call 08/26/28)	345	361,322
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	70	62,439
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	142	105,162
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	590	570,182
3.90%, 08/20/28 (Call 05/20/28)	156	155,842
3.95%, 09/12/47 (Call 03/12/47)	210	193,935
4.45%, 08/20/48 (Call 02/20/48)	196	193,178
4.50%, 11/13/25 (Call 08/13/25)	797	821,898
4.70%, 02/01/43 (Call 08/01/42)(b)	355	361,983
		20,920,690
Pipelines — 0.6%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	72	64,077
4.45%, 07/15/27 (Call 04/15/27)	25	24,843
4.80%, 05/03/29 (Call 02/03/29)(b)	279	276,403
5.95%, 06/01/26 (Call 03/01/26)	34	35,799
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	265	250,751

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.13%, 06/30/27 (Call 01/01/27)	$105	$108,243
5.88%, 03/31/25 (Call 10/02/24)	205	213,446
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	85	90,261
Enbridge Energy Partners LP, 7.38%, 10/15/45 (Call 04/15/45)	60	75,356
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	87	84,494
3.13%, 11/15/29 (Call 08/15/29)	100	92,861
3.40%, 08/01/51 (Call 02/01/51)	10	7,948
3.70%, 07/15/27 (Call 04/15/27)	104	102,175
4.00%, 11/15/49 (Call 05/15/49)	175	154,675
4.25%, 12/01/26 (Call 09/01/26)	105	106,134
4.50%, 06/10/44 (Call 12/10/43)	145	134,076
5.50%, 12/01/46 (Call 06/01/46)	55	59,121
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	118	112,171
4.40%, 03/15/27 (Call 12/15/26)(b)	185	183,709
4.95%, 05/15/28 (Call 02/15/28)	44	44,281
5.00%, 05/15/44 (Call 11/15/43)	46	40,649
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	60	54,877
3.13%, 07/31/29 (Call 04/30/29)	75	70,445
3.70%, 01/31/51 (Call 07/31/50)	105	86,986
3.95%, 01/31/60 (Call 07/31/59)	41	34,124
4.15%, 10/16/28 (Call 07/16/28)	33	33,229
4.20%, 01/31/50 (Call 07/31/49)	164	145,432
4.25%, 02/15/48 (Call 08/15/47)	130	117,239
4.45%, 02/15/43 (Call 08/15/42)	43	39,759
4.80%, 02/01/49 (Call 08/01/48)	61	58,730
4.85%, 08/15/42 (Call 02/15/42)	92	89,270
4.85%, 03/15/44 (Call 09/15/43)	40	38,866
4.90%, 05/15/46 (Call 11/15/45)	101	98,228
4.95%, 10/15/54 (Call 04/15/54)	54	52,068
5.10%, 02/15/45 (Call 08/15/44)	164	162,672
5.38%, 02/15/78 (Call 02/15/28), (3 mo. LIBOR US + 2.570%)(a)	75	64,606
5.70%, 02/15/42	88	93,027
5.95%, 02/01/41	103	112,662
6.13%, 10/15/39	55	60,916
6.45%, 09/01/40	62	70,416
7.55%, 04/15/38	24	29,844
Series D, 6.88%, 03/01/33	35	41,628
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3 mo. LIBOR US + 3.033%)(a)	20	17,400
Series H, 6.65%, 10/15/34	20	23,312
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	23	20,377
5.00%, 08/15/42 (Call 02/15/42)	15	14,097
5.00%, 03/01/43 (Call 09/01/42)	30	27,960
5.40%, 09/01/44 (Call 03/01/44)	104	101,091
5.50%, 03/01/44 (Call 09/01/43)	111	108,473
5.63%, 09/01/41	25	24,577
5.80%, 03/15/35	45	47,346
6.38%, 03/01/41	94	99,433
6.50%, 02/01/37	47	51,182
6.50%, 09/01/39	88	95,490
6.55%, 09/15/40	14	15,238
6.95%, 01/15/38	223	254,233
7.30%, 08/15/33	72	83,014
Security	Par (000)	Value

Pipelines (continued)
7.40%, 03/15/31	$15	$17,247
7.50%, 11/15/40	21	24,810
7.75%, 03/15/32	60	70,774
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	100	73,600
3.60%, 02/15/51 (Call 08/15/50)(b)	25	19,481
4.30%, 03/01/28 (Call 12/01/27)	80	80,298
5.05%, 02/15/46 (Call 08/15/45)	13	12,336
5.20%, 03/01/48 (Call 09/01/47)	169	163,349
5.30%, 12/01/34 (Call 06/01/34)	145	148,734
5.55%, 06/01/45 (Call 12/01/44)	284	289,430
7.75%, 01/15/32	70	84,623
7.80%, 08/01/31	15	18,106
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	133	111,352
4.20%, 10/03/47 (Call 04/03/47)	98	85,380
4.25%, 09/15/46 (Call 03/15/46)	55	48,659
4.85%, 02/01/49 (Call 08/01/48)	22	20,747
5.15%, 10/15/43 (Call 04/15/43)	45	44,450
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	59	57,789
4.25%, 12/01/27 (Call 09/01/27)	155	154,027
4.50%, 04/15/38 (Call 10/15/37)	89	82,772
4.70%, 04/15/48 (Call 10/15/47)	118	105,636
4.80%, 02/15/29 (Call 11/15/28)	133	135,080
4.90%, 04/15/58 (Call 10/15/57)	70	61,207
4.95%, 03/14/52 (Call 09/14/51)	100	91,531
5.20%, 03/01/47 (Call 09/01/46)	82	78,554
5.50%, 02/15/49 (Call 08/15/48)	201	200,544
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	27	26,892
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	14	13,195
2.75%, 09/01/24 (Call 08/01/24)	65	63,722
3.10%, 03/15/30 (Call 12/15/29)	145	129,479
3.40%, 09/01/29 (Call 06/01/29)	30	27,431
4.00%, 07/13/27 (Call 04/13/27)	134	132,060
4.35%, 03/15/29 (Call 12/15/28)	105	102,304
4.45%, 09/01/49 (Call 03/01/49)	155	131,113
4.50%, 03/15/50 (Call 09/15/49)	83	70,236
4.55%, 07/15/28 (Call 04/15/28)	148	148,243
4.95%, 07/13/47 (Call 01/06/47)	187	167,847
5.20%, 07/15/48 (Call 01/15/48)	70	66,247
6.00%, 06/15/35	105	107,068
6.35%, 01/15/31 (Call 10/15/30)	45	49,162
7.15%, 01/15/51 (Call 07/15/50)	130	145,938
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	165	168,991
6.13%, 02/01/41 (Call 08/01/40)	89	89,708
6.20%, 09/15/43 (Call 03/15/43)	131	129,023
6.65%, 10/01/36	40	42,752
6.85%, 10/15/37	35	37,816
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	20	18,506
4.30%, 01/31/43 (Call 07/31/42)	117	93,747
4.70%, 06/15/44 (Call 12/15/43)	50	42,191
4.90%, 02/15/45 (Call 08/15/44)	41	35,563
5.15%, 06/01/42 (Call 12/01/41)	50	44,292
6.65%, 01/15/37	47	49,431
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	132	130,658

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.50%, 05/15/30 (Call 11/15/29)	$104	$103,958
5.00%, 03/15/27 (Call 09/15/26)	157	161,843
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	95	92,750
3.50%, 03/15/25 (Call 12/15/24)	25	24,850
4.50%, 03/15/45 (Call 09/15/44)	99	90,890
5.95%, 09/25/43 (Call 03/25/43)	27	29,657
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	95	94,705
4.38%, 03/13/25 (Call 12/13/24)	50	50,686
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	50	55,718
7.00%, 10/15/28	5	5,665
7.63%, 04/01/37	10	11,732
Texas Eastern Transmission LP, 7.00%, 07/15/32	95	110,097
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	84	83,060
4.25%, 05/15/28 (Call 02/15/28)	140	141,007
4.63%, 03/01/34 (Call 12/01/33)	47	47,421
4.75%, 05/15/38 (Call 11/15/37)	20	19,853
4.88%, 05/15/48 (Call 11/15/47)	54	54,515
5.10%, 03/15/49 (Call 09/15/48)	109	114,538
5.60%, 03/31/34	12	12,824
5.85%, 03/15/36	70	77,442
6.10%, 06/01/40	55	61,970
6.20%, 10/15/37	87	99,565
7.25%, 08/15/38	84	104,270
7.63%, 01/15/39	187	242,406
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	105	90,317
4.00%, 03/15/28 (Call 12/15/27)	15	14,897
4.45%, 08/01/42 (Call 02/01/42)	7	6,487
4.60%, 03/15/48 (Call 09/15/47)	100	93,351
5.40%, 08/15/41 (Call 02/15/41)	23	23,719
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	80	80,629
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	105	103,213
4.85%, 03/01/48 (Call 09/01/47)	30	28,583
4.90%, 01/15/45 (Call 07/15/44)	97	91,235
5.10%, 09/15/45 (Call 03/15/45)	216	211,818
5.40%, 03/04/44 (Call 09/04/43)	53	52,985
5.75%, 06/24/44 (Call 12/24/43)	40	41,708
5.80%, 11/15/43 (Call 05/15/43)	26	27,064
6.30%, 04/15/40	105	116,338
8.75%, 03/15/32	58	74,967
Series A, 7.50%, 01/15/31	7	8,254
		12,300,838
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	85	85,729
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	215	180,742
4.88%, 03/01/26 (Call 12/01/25)	603	618,521
		884,992
Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	20	18,043
3.38%, 08/15/31 (Call 05/15/31)	32	29,587
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.95%, 01/15/27 (Call 10/15/26)	$13	$13,057
4.00%, 02/01/50 (Call 08/01/49)	55	47,379
4.50%, 07/30/29 (Call 04/30/29)	85	85,122
4.70%, 07/01/30 (Call 04/01/30)	127	128,960
4.85%, 04/15/49 (Call 10/15/48)	42	41,274
4.90%, 12/15/30 (Call 09/15/30)	124	128,046
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	133	127,955
3.30%, 07/15/26 (Call 05/15/26)	60	59,196
3.63%, 11/15/27 (Call 08/15/27)	92	91,582
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	24	23,532
4.90%, 02/15/29 (Call 11/15/28)	43	43,559
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	5	4,023
2.10%, 06/15/30 (Call 03/15/30)	50	41,357
2.40%, 03/15/25 (Call 02/15/25)	462	445,377
2.75%, 01/15/27 (Call 11/15/26)	200	187,136
2.90%, 01/15/30 (Call 10/15/29)	40	35,383
2.95%, 01/15/25 (Call 12/15/24)	195	191,792
2.95%, 01/15/51 (Call 07/15/50)	200	141,020
3.00%, 06/15/23	200	199,954
3.10%, 06/15/50 (Call 12/15/49)	214	155,492
3.13%, 01/15/27 (Call 10/15/26)	70	66,478
3.38%, 05/15/24 (Call 04/15/24)	120	119,941
3.38%, 10/15/26 (Call 07/15/26)	230	222,893
3.55%, 07/15/27 (Call 04/15/27)	70	67,333
3.60%, 01/15/28 (Call 10/15/27)	230	219,066
3.70%, 10/15/49 (Call 04/15/49)	67	53,235
3.80%, 08/15/29 (Call 05/15/29)	255	241,095
3.95%, 03/15/29 (Call 12/15/28)	116	111,105
4.00%, 06/01/25 (Call 03/01/25)	327	329,076
4.40%, 02/15/26 (Call 11/15/25)	135	136,948
5.00%, 02/15/24	245	251,818
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	27	23,981
3.30%, 06/01/29 (Call 03/01/29)	42	39,937
3.90%, 10/15/46 (Call 04/15/46)	29	26,383
4.35%, 04/15/48 (Call 10/18/47)	77	75,312
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	145	137,756
2.90%, 03/15/30 (Call 12/15/29)	60	53,354
3.20%, 01/15/25 (Call 10/15/24)	260	257,551
3.25%, 01/30/31 (Call 10/30/30)	77	69,031
3.40%, 06/21/29 (Call 03/21/29)	126	117,156
3.65%, 02/01/26 (Call 11/03/25)	367	363,719
4.50%, 12/01/28 (Call 09/01/28)	35	35,263
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	70	67,736
4.55%, 10/01/29 (Call 07/01/29)	15	14,774
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	10	9,993
3.90%, 03/15/27 (Call 12/15/26)	60	58,424
4.05%, 07/01/30 (Call 04/01/30)	177	166,435
4.13%, 06/15/26 (Call 03/15/26)	35	34,823
4.13%, 05/15/29 (Call 02/15/29)	10	9,649
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	45	40,979
3.15%, 07/01/29 (Call 04/01/29)	55	51,703
3.35%, 11/01/49 (Call 05/01/49)	30	24,306

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.10%, 10/15/28 (Call 07/15/28)	$15	$14,972
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	105	95,463
3.25%, 01/15/51 (Call 07/15/50)	18	13,572
3.30%, 07/01/30 (Call 04/01/30)	175	159,649
3.65%, 09/01/27 (Call 06/01/27)	115	112,063
3.70%, 06/15/26 (Call 03/15/26)	90	89,203
3.80%, 02/15/28 (Call 11/15/27)	87	84,707
4.00%, 03/01/27 (Call 12/01/26)	25	24,882
4.00%, 11/15/49 (Call 05/15/49)	95	80,288
4.15%, 07/01/50 (Call 01/01/50)	10	8,774
4.30%, 02/15/29 (Call 11/15/28)	125	123,455
4.45%, 02/15/26 (Call 11/15/25)	174	176,386
4.75%, 05/15/47 (Call 11/15/46)	144	134,999
5.20%, 02/15/49 (Call 08/15/48)	171	172,082
CubeSmart LP
2.25%, 12/15/28 (Call 10/15/28)	80	70,322
3.00%, 02/15/30 (Call 11/15/29)	20	18,075
4.38%, 02/15/29 (Call 11/15/28)	5	4,944
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	124	116,801
3.70%, 08/15/27 (Call 05/15/27)(b)	34	33,065
4.45%, 07/15/28 (Call 04/15/28)	170	170,177
Duke Realty LP
2.88%, 11/15/29 (Call 08/15/29)	30	27,566
3.05%, 03/01/50 (Call 09/01/49)	66	49,895
3.25%, 06/30/26 (Call 03/30/26)	27	26,432
3.38%, 12/15/27 (Call 09/15/27)	10	9,664
4.00%, 09/15/28 (Call 06/15/28)	20	19,979
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	285	239,776
2.50%, 05/15/31 (Call 02/15/31)	5	4,241
2.63%, 11/18/24 (Call 10/18/24)	405	396,726
2.90%, 11/18/26 (Call 09/18/26)	250	236,650
2.95%, 09/15/51 (Call 03/15/51)	50	35,867
3.00%, 07/15/50 (Call 01/15/50)	237	170,870
3.20%, 11/18/29 (Call 08/18/29)(b)	396	363,457
3.40%, 02/15/52 (Call 08/15/51)	65	50,525
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	65	54,694
2.50%, 02/15/30 (Call 11/15/29)	74	66,480
2.85%, 11/01/26 (Call 08/01/26)	12	11,613
3.00%, 07/01/29 (Call 04/01/29)	55	51,537
3.25%, 08/01/27 (Call 05/01/27)	10	9,698
3.50%, 03/01/28 (Call 12/01/27)	34	33,239
4.00%, 08/01/47 (Call 02/01/47)(b)	5	4,543
4.15%, 12/01/28 (Call 09/01/28)	5	5,046
4.50%, 07/01/44 (Call 01/01/44)	45	43,817
4.50%, 06/01/45 (Call 12/01/44)	11	10,585
Essex Portfolio LP
3.00%, 01/15/30 (Call 10/15/29)	30	27,097
4.00%, 03/01/29 (Call 12/01/28)	5	4,897
4.50%, 03/15/48 (Call 09/15/47)	15	14,101
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	9	8,317
4.50%, 12/01/44 (Call 06/01/44)	25	23,084
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	139	126,869
5.30%, 01/15/29 (Call 10/15/28)	52	51,752
5.75%, 06/01/28 (Call 03/03/28)	62	62,977
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	$15	$13,425
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	274	250,442
3.25%, 07/15/26 (Call 05/15/26)	180	176,204
3.40%, 02/01/25 (Call 11/01/24)	5	4,972
3.50%, 07/15/29 (Call 04/15/29)	124	117,810
4.00%, 06/01/25 (Call 03/01/25)	12	12,079
6.75%, 02/01/41 (Call 08/01/40)	115	137,553
Highwoods Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	10	8,883
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)(b)	165	163,901
Series F, 4.50%, 02/01/26 (Call 11/01/25)	30	29,991
Series H, 3.38%, 12/15/29 (Call 09/15/29)	10	8,969
Series I, 3.50%, 09/15/30 (Call 06/15/30)	65	58,085
Series J, 2.90%, 12/15/31 (Call 09/15/31)	80	66,198
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	10	9,048
3.95%, 11/01/27 (Call 08/01/27)	25	24,234
4.65%, 04/01/29 (Call 01/01/29)	40	39,382
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	35	28,300
3.05%, 02/15/30 (Call 11/15/29)	59	52,371
3.45%, 12/15/24 (Call 09/15/24)	30	29,678
4.25%, 08/15/29 (Call 05/15/29)	125	121,480
4.38%, 10/01/25 (Call 07/01/25)	55	55,635
4.75%, 12/15/28 (Call 09/15/28)	100	101,237
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	15	14,316
3.70%, 10/01/49 (Call 04/01/49)	52	42,027
3.80%, 04/01/27 (Call 01/01/27)	25	24,754
4.13%, 12/01/46 (Call 06/01/46)	107	91,856
4.25%, 04/01/45 (Call 10/01/44)	25	21,810
4.45%, 09/01/47 (Call 03/01/47)	85	78,121
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	10	9,764
4.00%, 06/15/29 (Call 03/15/29)	35	33,386
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	12	10,726
3.95%, 03/15/29 (Call 12/15/28)	22	21,557
4.20%, 06/15/28 (Call 03/15/28)	2	1,999
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	10	8,739
3.10%, 04/15/50 (Call 10/15/49)	10	7,194
4.30%, 10/15/28 (Call 07/15/28)	10	9,927
Omega Healthcare Investors Inc., 3.63%, 10/01/29 (Call 07/01/29)	87	76,435
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	5	4,889
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	75	64,543
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	200	187,224
2.25%, 04/15/30 (Call 01/15/30)	192	169,453
3.00%, 04/15/50 (Call 10/15/49)	111	87,690
3.25%, 10/01/26 (Call 07/01/26)	22	21,828
3.88%, 09/15/28 (Call 06/15/28)	110	109,799
4.38%, 02/01/29 (Call 11/01/28)	35	35,723
4.38%, 09/15/48 (Call 03/15/48)	100	98,322
Realty Income Corp.
3.25%, 06/15/29 (Call 03/15/29)	10	9,486

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.65%, 01/15/28 (Call 10/15/27)	$102	$100,326
4.65%, 03/15/47 (Call 09/15/46)	58	58,577
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	85	76,219
3.60%, 02/01/27 (Call 11/01/26)	30	29,561
4.13%, 03/15/28 (Call 12/15/27)	32	31,636
4.40%, 02/01/47 (Call 08/01/46)	20	18,664
4.65%, 03/15/49 (Call 09/15/48)	70	66,453
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	50	41,226
3.90%, 10/15/29 (Call 07/15/29)	85	77,982
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	60	52,849
3.25%, 11/30/26 (Call 08/30/26)	25	24,463
3.25%, 09/13/49 (Call 03/13/49)	210	164,195
3.38%, 06/15/27 (Call 03/15/27)	10	9,753
3.38%, 12/01/27 (Call 09/01/27)	30	29,150
3.80%, 07/15/50 (Call 01/15/50)	102	87,851
4.25%, 10/01/44 (Call 04/01/44)	50	45,006
4.25%, 11/30/46 (Call 05/30/46)	27	24,585
4.75%, 03/15/42 (Call 09/15/41)	5	4,831
6.75%, 02/01/40 (Call 11/01/39)	14	16,645
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)	137	138,603
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	35	31,505
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	59	58,712
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	25	24,224
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	90	80,029
3.10%, 11/01/34 (Call 08/01/34)	25	21,155
3.20%, 01/15/30 (Call 10/15/29)	35	32,202
3.50%, 01/15/28 (Call 10/15/27)	30	28,867
4.40%, 01/26/29 (Call 10/26/28)	30	30,174
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	55	53,472
3.00%, 01/15/30 (Call 10/15/29)	55	49,491
3.25%, 10/15/26 (Call 07/15/26)	40	38,734
3.50%, 02/01/25 (Call 11/01/24)	55	54,569
3.85%, 04/01/27 (Call 01/01/27)	70	69,320
4.00%, 03/01/28 (Call 12/01/27)	10	9,830
4.13%, 01/15/26 (Call 10/15/25)	105	105,445
4.38%, 02/01/45 (Call 08/01/44)	21	18,975
4.40%, 01/15/29 (Call 10/15/28)	97	96,112
4.75%, 11/15/30 (Call 08/15/30)	45	45,580
4.88%, 04/15/49 (Call 10/15/48)	79	75,094
5.70%, 09/30/43 (Call 03/30/43)	48	50,796
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	190	180,542
2.75%, 01/15/32 (Call 10/15/31)	10	8,638
2.80%, 06/01/31 (Call 03/01/31)	25	22,025
3.10%, 01/15/30 (Call 10/15/29)	20	18,364
3.63%, 03/15/24 (Call 02/15/24)	215	215,944
4.00%, 06/01/25 (Call 03/01/25)	95	95,641
4.13%, 03/15/29 (Call 12/15/28)	65	64,261
4.25%, 04/01/26 (Call 01/01/26)	281	283,152
4.25%, 04/15/28 (Call 01/15/28)	74	73,958
4.95%, 09/01/48 (Call 03/01/48)	28	28,076
6.50%, 03/15/41 (Call 09/15/40)	95	111,698
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	60	54,662
4.00%, 11/15/29 (Call 08/15/29)	164	159,941
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.00%, 04/15/30 (Call 01/15/30)	$342	$332,575
6.95%, 10/01/27	90	101,882
7.38%, 03/15/32	220	266,754
WP Carey Inc.
2.45%, 02/01/32 (Call 11/01/31)	35	29,210
3.85%, 07/15/29 (Call 04/15/29)	30	28,655
		16,582,236
Retail — 0.7%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	205	198,198
3.85%, 03/01/32 (Call 12/01/31)	100	89,731
4.75%, 06/01/30 (Call 03/01/30)	186	181,962
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	1,210	993,241
4.45%, 10/01/28 (Call 07/01/28)(b)	831	839,576
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	213	211,228
4.55%, 02/15/48 (Call 08/15/47)	178	153,032
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	34	28,942
Home Depot Inc. (The)
1.50%, 09/15/28 (Call 07/15/28)	100	89,004
1.88%, 09/15/31 (Call 06/15/31)	100	85,636
2.13%, 09/15/26 (Call 06/15/26)	100	95,935
2.50%, 04/15/27 (Call 02/15/27)	247	238,160
2.70%, 04/15/30 (Call 01/15/30)	368	342,310
2.80%, 09/14/27 (Call 06/14/27)	105	102,435
2.95%, 06/15/29 (Call 03/15/29)	890	850,359
3.00%, 04/01/26 (Call 01/01/26)	5	4,998
3.13%, 12/15/49 (Call 06/15/49)	157	127,820
3.30%, 04/15/40 (Call 10/15/39)	61	54,059
3.35%, 09/15/25 (Call 06/15/25)	255	257,836
3.35%, 04/15/50 (Call 10/15/49)	77	65,590
3.50%, 09/15/56 (Call 03/15/56)	100	85,924
3.75%, 02/15/24 (Call 11/15/23)	82	83,530
3.90%, 12/06/28 (Call 09/06/28)	250	255,995
3.90%, 06/15/47 (Call 12/15/46)	85	79,240
4.20%, 04/01/43 (Call 10/01/42)	70	68,769
4.25%, 04/01/46 (Call 10/01/45)	159	156,272
4.40%, 03/15/45 (Call 09/15/44)	185	185,681
4.50%, 12/06/48 (Call 06/06/48)	155	157,909
4.88%, 02/15/44 (Call 08/15/43)	55	58,381
5.40%, 09/15/40 (Call 03/15/40)	50	56,014
5.88%, 12/16/36	295	355,661
5.95%, 04/01/41 (Call 10/01/40)	186	220,853
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	17	15,425
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	59	56,974
3.00%, 10/15/50 (Call 04/15/50)	83	62,039
3.10%, 05/03/27 (Call 02/03/27)	205	199,815
3.13%, 09/15/24 (Call 06/15/24)	12	11,974
3.38%, 09/15/25 (Call 06/15/25)	120	119,993
3.65%, 04/05/29 (Call 01/05/29)	215	208,614
3.70%, 04/15/46 (Call 10/15/45)	195	165,762
3.88%, 09/15/23 (Call 06/15/23)	100	101,227
4.00%, 04/15/25 (Call 03/15/25)	180	183,478
4.05%, 05/03/47 (Call 11/03/46)	210	185,201
4.38%, 09/15/45 (Call 03/15/45)	139	127,477
4.45%, 04/01/62 (Call 10/01/61)	55	49,612
4.50%, 04/15/30 (Call 01/15/30)	235	238,920
4.55%, 04/05/49 (Call 10/05/48)	150	142,789

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
4.65%, 04/15/42 (Call 10/15/41)	$85	$83,463
5.00%, 04/15/40 (Call 10/15/39)	119	121,079
5.13%, 04/15/50 (Call 10/15/49)	106	108,950
5.50%, 10/15/35	73	79,395
6.50%, 03/15/29	65	73,577
McDonald’s Corp.
3.63%, 05/01/43	83	71,288
3.63%, 09/01/49 (Call 03/01/49)	152	131,149
3.70%, 02/15/42	60	52,480
3.80%, 04/01/28 (Call 01/01/28)	131	131,407
4.20%, 04/01/50 (Call 10/01/49)	82	76,744
4.45%, 03/01/47 (Call 09/01/46)	127	122,764
4.45%, 09/01/48 (Call 03/01/48)	41	39,656
4.60%, 05/26/45 (Call 11/26/44)	105	103,485
4.70%, 12/09/35 (Call 06/09/35)	84	87,068
4.88%, 07/15/40	70	71,157
4.88%, 12/09/45 (Call 06/09/45)	130	134,003
5.70%, 02/01/39	69	77,016
6.30%, 10/15/37	67	79,609
6.30%, 03/01/38	75	88,493
O’Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	20	19,429
4.20%, 04/01/30 (Call 01/01/30)	67	65,821
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	140	129,538
2.25%, 03/12/30 (Call 12/12/29)	105	90,993
3.35%, 03/12/50 (Call 09/12/49)	80	62,518
3.50%, 03/01/28 (Call 12/01/27)(b)	96	94,412
3.50%, 11/15/50 (Call 05/15/50)	75	61,051
3.55%, 08/15/29 (Call 05/15/29)	75	72,346
3.75%, 12/01/47 (Call 06/01/47)	93	78,627
4.00%, 11/15/28 (Call 08/15/28)	37	37,178
4.30%, 06/15/45 (Call 12/15/44)	37	33,691
4.45%, 08/15/49 (Call 02/15/49)	71	66,533
4.50%, 11/15/48 (Call 05/15/48)	90	85,252
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	35	33,145
2.25%, 04/15/25 (Call 03/15/25)	227	222,957
2.35%, 02/15/30 (Call 11/15/29)	86	78,015
2.50%, 04/15/26	135	132,358
2.65%, 09/15/30 (Call 06/15/30)	105	96,585
2.95%, 01/15/52 (Call 07/15/51)	150	120,738
3.38%, 04/15/29 (Call 01/15/29)	245	240,730
3.50%, 07/01/24	137	139,118
3.63%, 04/15/46	146	131,873
3.90%, 11/15/47 (Call 05/15/47)	20	18,715
4.00%, 07/01/42	146	141,510
6.50%, 10/15/37	230	283,321
7.00%, 01/15/38	135	174,143
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	80	76,445
3.88%, 04/15/30 (Call 01/15/30)	157	155,738
4.50%, 04/15/50 (Call 10/15/49)(b)	41	42,415
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	179	144,786
Walgreens Boots Alliance Inc., 4.10%, 04/15/50 (Call 10/15/49)	23	19,182
		13,525,527
Semiconductors — 0.7%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	15	16,722
Security	Par (000)	Value
Semiconductors (continued)
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	$25	$19,456
3.30%, 04/01/27 (Call 01/01/27)	591	591,686
3.90%, 10/01/25 (Call 07/01/25)	132	135,025
4.35%, 04/01/47 (Call 10/01/46)	281	286,853
5.10%, 10/01/35 (Call 04/01/35)	25	27,565
5.85%, 06/15/41	245	291,004
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(d)	45	36,809
3.19%, 11/15/36 (Call 08/15/36)(d)	44	35,316
3.42%, 04/15/33 (Call 01/15/33)(d)	224	194,009
3.47%, 04/15/34 (Call 01/15/34)(d)	119	101,781
3.50%, 02/15/41 (Call 08/15/40)(d)	118	94,025
3.75%, 02/15/51 (Call 08/15/50)(b)(d)	84	65,675
4.30%, 11/15/32 (Call 08/15/32)	328	310,672
4.93%, 05/15/37 (Call 02/15/37)(d)	175	165,842
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	75	67,300
2.00%, 08/12/31 (Call 05/12/31)	100	86,299
2.45%, 11/15/29 (Call 08/15/29)	195	178,460
2.60%, 05/19/26 (Call 02/19/26)	235	230,046
2.70%, 06/17/24 (Call 04/17/24)(b)	30	29,989
2.88%, 05/11/24 (Call 03/11/24)(b)	296	297,557
3.05%, 08/12/51 (Call 02/12/51)	10	7,903
3.10%, 02/15/60 (Call 08/15/59)	27	20,560
3.15%, 05/11/27 (Call 02/11/27)(b)	145	144,410
3.20%, 08/12/61 (Call 02/12/61)	20	15,506
3.25%, 11/15/49 (Call 05/15/49)	200	165,284
3.40%, 03/25/25 (Call 02/25/25)	291	294,541
3.70%, 07/29/25 (Call 04/29/25)	184	187,246
3.73%, 12/08/47 (Call 06/08/47)	199	178,370
3.75%, 03/25/27 (Call 01/25/27)	93	94,526
3.90%, 03/25/30 (Call 12/25/29)	97	97,842
4.00%, 12/15/32(b)	181	183,085
4.10%, 05/19/46 (Call 11/19/45)	74	70,817
4.10%, 05/11/47 (Call 11/11/46)	115	108,396
4.25%, 12/15/42	45	43,841
4.60%, 03/25/40 (Call 09/25/39)	335	343,717
4.75%, 03/25/50 (Call 09/25/49)	178	186,033
4.80%, 10/01/41	115	120,462
4.90%, 07/29/45 (Call 01/29/45)	82	86,563
4.95%, 03/25/60 (Call 09/25/59)(b)	145	155,771
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	65	53,882
5.00%, 03/15/49 (Call 09/15/48)	20	21,330
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	131	101,488
3.13%, 06/15/60 (Call 12/15/59)	65	49,686
3.75%, 03/15/26 (Call 01/15/26)	344	347,712
3.80%, 03/15/25 (Call 12/15/24)	54	54,759
4.00%, 03/15/29 (Call 12/15/28)	246	247,941
4.88%, 03/15/49 (Call 09/15/48)	180	191,171
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	40	38,862
Micron Technology Inc.
3.48%, 11/01/51 (Call 05/01/51)	85	64,010
4.19%, 02/15/27 (Call 12/15/26)	164	164,413
4.66%, 02/15/30 (Call 11/15/29)	82	81,632
4.98%, 02/06/26 (Call 12/06/25)	195	201,646
5.33%, 02/06/29 (Call 11/06/28)	148	152,733

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Semiconductors (continued)
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)	$430	$372,745
2.85%, 04/01/30 (Call 01/01/30)	380	357,078
3.20%, 09/16/26 (Call 06/16/26)	685	689,124
3.50%, 04/01/40 (Call 10/01/39)	245	223,685
3.50%, 04/01/50 (Call 10/01/49)	317	283,680
3.70%, 04/01/60 (Call 10/01/59)	85	75,092
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	325	273,149
2.65%, 02/15/32 (Call 11/15/31)	100	84,141
3.25%, 11/30/51 (Call 05/30/51)	50	35,900
5.00%, 01/15/33 (Call 10/15/32)	95	94,940
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	100	99,498
4.80%, 05/20/45 (Call 11/20/44)	239	251,392
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	673	645,932
1.75%, 05/04/30 (Call 02/04/30)	175	153,132
1.90%, 09/15/31 (Call 06/15/31)	80	69,759
2.25%, 09/04/29 (Call 06/04/29)	144	131,918
2.63%, 05/15/24 (Call 03/15/24)	585	584,988
2.70%, 09/15/51 (Call 03/15/51)	105	82,844
2.90%, 11/03/27 (Call 08/03/27)	370	362,182
3.88%, 03/15/39 (Call 09/15/38)	153	149,978
4.15%, 05/15/48 (Call 11/15/47)	305	306,400
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	100	87,549
3.25%, 10/25/51 (Call 04/25/51)	35	28,843
		12,982,178
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	75	71,898
3.84%, 05/01/25 (Call 04/01/25)	155	154,451
4.20%, 05/01/30 (Call 02/01/30)	114	110,071
		336,420
Software — 1.2%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	124	91,942
3.40%, 06/15/27 (Call 03/15/27)	65	64,153
4.50%, 06/15/47 (Call 12/15/46)	94	95,006
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	743	723,801
2.15%, 02/01/27 (Call 12/01/26)	329	313,932
2.30%, 02/01/30 (Call 11/01/29)	555	501,565
3.25%, 02/01/25 (Call 11/01/24)	475	478,078
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	105	89,296
2.85%, 01/15/30 (Call 10/15/29)	385	347,158
3.50%, 06/15/27 (Call 03/15/27)	353	346,985
4.38%, 06/15/25 (Call 03/15/25)	175	179,011
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	182	185,675
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	144	142,649
4.50%, 12/01/27 (Call 09/01/27)	265	266,884
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	389	402,988
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	67	62,516
Fifth Third Bancorp., 4.06%, 04/25/28 (Call 04/25/27)(a)	100	99,291
Security	Par (000)	Value
Software (continued)
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	$115	$108,208
3.85%, 06/01/25 (Call 03/01/25)	67	67,197
4.20%, 10/01/28 (Call 07/01/28)	101	100,017
4.40%, 07/01/49 (Call 01/01/49)	163	147,738
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,202	1,201,868
2.40%, 08/08/26 (Call 05/08/26)	2,149	2,106,686
2.53%, 06/01/50 (Call 12/01/49)	330	256,189
2.68%, 06/01/60 (Call 12/01/59)	517	395,428
2.70%, 02/12/25 (Call 11/12/24)	1,190	1,190,940
2.88%, 02/06/24 (Call 12/06/23)	950	956,536
2.92%, 03/17/52 (Call 09/17/51)	1,215	1,012,071
3.04%, 03/17/62 (Call 09/17/61)	291	238,899
3.13%, 11/03/25 (Call 08/03/25)	1,582	1,594,624
3.30%, 02/06/27 (Call 11/06/26)	1,384	1,400,470
3.45%, 08/08/36 (Call 02/08/36)	375	366,986
3.50%, 02/12/35 (Call 08/12/34)	325	319,053
3.50%, 11/15/42	40	37,234
3.63%, 12/15/23 (Call 09/15/23)	950	968,297
3.70%, 08/08/46 (Call 02/08/46)	65	63,278
3.75%, 02/12/45 (Call 08/12/44)(b)	5	4,794
4.10%, 02/06/37 (Call 08/06/36)	105	110,081
4.20%, 11/03/35 (Call 05/03/35)	5	5,254
4.25%, 02/06/47 (Call 08/06/46)	55	57,483
4.45%, 11/03/45 (Call 05/03/45)	10	10,695
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	87	67,715
3.60%, 04/01/50 (Call 10/01/49)	367	265,800
3.80%, 11/15/37 (Call 05/15/37)	307	254,776
3.85%, 07/15/36 (Call 01/15/36)	69	58,470
3.85%, 04/01/60 (Call 10/01/59)	408	292,781
3.90%, 05/15/35 (Call 11/15/34)	117	100,909
3.95%, 03/25/51 (Call 09/25/50)	196	150,655
4.00%, 07/15/46 (Call 01/15/46)	252	197,054
4.00%, 11/15/47 (Call 05/15/47)	234	183,522
4.10%, 03/25/61 (Call 09/25/60)	49	36,787
4.13%, 05/15/45 (Call 11/15/44)	127	101,514
4.30%, 07/08/34 (Call 01/08/34)	210	192,965
4.38%, 05/15/55 (Call 11/15/54)	186	149,743
4.50%, 07/08/44 (Call 01/08/44)	100	85,066
5.38%, 07/15/40	142	136,483
6.13%, 07/08/39	84	87,525
6.50%, 04/15/38	71	76,593
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	213	208,942
2.95%, 09/15/29 (Call 06/15/29)	110	100,159
3.65%, 09/15/23 (Call 08/15/23)	345	347,943
3.80%, 12/15/26 (Call 09/15/26)	134	133,796
3.85%, 12/15/25 (Call 09/15/25)	60	60,380
4.20%, 09/15/28 (Call 06/15/28)	205	206,777
salesforce.com Inc.
2.90%, 07/15/51 (Call 01/15/51)	375	295,106
3.05%, 07/15/61 (Call 01/15/61)	135	104,238
3.70%, 04/11/28 (Call 01/11/28)	420	425,607
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	100	81,555
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	335	329,975
4.50%, 05/15/25 (Call 04/15/25)	200	203,540
4.65%, 05/15/27 (Call 03/15/27)	195	198,962

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
4.70%, 05/15/30 (Call 02/15/30)	$203	$201,350
		22,447,644
Telecommunications — 1.2%
America Movil SAB de CV
6.13%, 11/15/37	2	2,249
6.13%, 03/30/40	267	302,821
AT&T Inc.
3.50%, 06/01/41 (Call 12/01/40)	250	211,150
3.50%, 09/15/53 (Call 03/15/53)	524	421,794
3.55%, 09/15/55 (Call 03/15/55)	536	427,851
3.65%, 06/01/51 (Call 12/01/50)	244	201,537
3.65%, 09/15/59 (Call 03/15/59)	438	349,515
3.80%, 12/01/57 (Call 06/01/57)	400	330,592
3.85%, 06/01/60 (Call 12/01/59)	135	111,078
4.30%, 02/15/30 (Call 11/15/29)	401	404,733
4.30%, 12/15/42 (Call 06/15/42)	25	23,333
4.35%, 06/15/45 (Call 12/15/44)	50	45,909
4.50%, 05/15/35 (Call 11/15/34)	289	288,789
4.50%, 03/09/48 (Call 09/09/47)	277	266,050
4.55%, 03/09/49 (Call 09/09/48)	141	133,906
4.65%, 06/01/44 (Call 12/01/43)	85	82,005
4.75%, 05/15/46 (Call 11/15/45)	15	14,825
4.80%, 06/15/44 (Call 12/15/43)	5	4,943
4.85%, 03/01/39 (Call 09/01/38)	70	70,379
4.85%, 07/15/45 (Call 01/15/45)	50	48,738
4.90%, 08/15/37 (Call 02/14/37)	93	94,708
5.15%, 03/15/42	32	32,107
5.15%, 02/15/50 (Call 08/14/49)	121	127,541
5.25%, 03/01/37 (Call 09/01/36)	57	61,514
5.35%, 09/01/40	14	14,817
5.45%, 03/01/47 (Call 09/01/46)	65	70,856
5.55%, 08/15/41	10	10,671
5.70%, 03/01/57 (Call 09/01/56)	36	40,114
6.00%, 08/15/40 (Call 05/15/40)	40	44,560
6.38%, 03/01/41	15	17,448
6.55%, 02/15/39	28	32,866
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	435	442,469
5.13%, 12/04/28 (Call 09/04/28)	175	179,433
9.63%, 12/15/30	602	784,075
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	501	499,868
2.50%, 09/20/26 (Call 06/20/26)	242	236,185
2.95%, 02/28/26	175	173,780
3.50%, 06/15/25	60	60,852
3.63%, 03/04/24	410	417,056
5.50%, 01/15/40	315	358,602
5.90%, 02/15/39	187	220,776
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	17	14,627
4.38%, 11/15/57 (Call 05/15/57)	106	96,222
5.35%, 11/15/48 (Call 05/15/48)	49	52,136
5.45%, 11/15/79 (Call 05/19/79)	130	129,431
5.75%, 08/15/40	43	47,762
5.85%, 11/15/68 (Call 05/15/68)	90	93,919
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	353	449,591
Juniper Networks Inc., 5.95%, 03/15/41	69	70,307
Koninklijke KPN NV, 8.38%, 10/01/30	835	1,031,233
Security	Par (000)	Value
Telecommunications (continued)
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	$70	$57,115
4.00%, 09/01/24	420	423,091
4.60%, 02/23/28 (Call 11/23/27)	443	445,206
4.60%, 05/23/29 (Call 02/23/29)	147	144,555
5.50%, 09/01/44	195	189,423
Orange SA
5.38%, 01/13/42	320	341,568
5.50%, 02/06/44 (Call 08/06/43)	100	109,233
9.00%, 03/01/31	535	712,866
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(b)	89	85,714
2.95%, 03/15/25 (Call 03/15/23)(d)	50	49,105
3.20%, 03/15/27 (Call 02/15/27)(d)	40	38,898
3.63%, 12/15/25 (Call 09/15/25)	287	286,584
3.70%, 11/15/49 (Call 05/15/49)	85	69,179
3.80%, 03/15/32 (Call 12/15/31)(d)	45	42,701
4.10%, 10/01/23 (Call 07/01/23)	99	100,183
4.30%, 02/15/48 (Call 08/15/47)	130	112,880
4.35%, 05/01/49 (Call 11/01/48)	210	187,551
4.50%, 03/15/42 (Call 09/15/41)(d)	45	41,888
4.50%, 03/15/43 (Call 09/15/42)	62	56,565
4.55%, 03/15/52 (Call 09/15/51)(d)	50	46,490
5.00%, 03/15/44 (Call 09/15/43)	170	167,572
5.45%, 10/01/43 (Call 04/01/43)	50	50,657
7.50%, 08/15/38	27	33,923
Telefonica Emisiones SA
4.10%, 03/08/27	60	59,924
4.67%, 03/06/38	35	32,716
4.90%, 03/06/48	200	181,212
5.21%, 03/08/47	95	90,013
5.52%, 03/01/49 (Call 09/01/48)	192	189,892
7.00%, 06/20/36	358	419,923
Telefonica Europe BV, 8.25%, 09/15/30	110	136,799
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	85	82,326
3.70%, 09/15/27 (Call 06/15/27)	145	145,020
4.30%, 06/15/49 (Call 12/15/48)	116	110,069
4.60%, 11/16/48 (Call 05/16/48)	56	55,639
T-Mobile USA Inc.
3.30%, 02/15/51 (Call 08/15/50)	50	38,712
3.40%, 10/15/52 (Call 04/15/52)(d)	170	132,046
3.60%, 11/15/60 (Call 05/15/60)	115	88,976
3.60%, 11/15/60 (Call 05/15/60)(d)	150	113,070
3.88%, 04/15/30 (Call 01/15/30)	395	379,939
4.38%, 04/15/40 (Call 10/15/39)	159	149,363
4.50%, 04/15/50 (Call 10/15/49)	340	317,155
Verizon Communications Inc.
2.85%, 09/03/41 (Call 03/03/41)	220	175,355
2.88%, 11/20/50 (Call 05/20/50)	160	119,499
2.99%, 10/30/56 (Call 04/30/56)	496	367,576
3.00%, 11/20/60 (Call 05/20/60)	96	69,909
3.55%, 03/22/51 (Call 09/22/50)	205	173,781
3.70%, 03/22/61 (Call 09/22/60)	522	436,658
3.85%, 11/01/42 (Call 05/01/42)	236	212,431
3.88%, 03/01/52 (Call 09/01/51)	50	44,876
4.13%, 08/15/46	199	186,871
4.27%, 01/15/36	280	276,424
4.40%, 11/01/34 (Call 05/01/34)	481	484,579
4.50%, 08/10/33	344	350,257

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Telecommunications (continued)
4.52%, 09/15/48	$120	$120,347
4.67%, 03/15/55	70	70,746
4.75%, 11/01/41	249	249,202
4.81%, 03/15/39	217	225,383
4.86%, 08/21/46	423	441,828
5.01%, 08/21/54	5	5,337
5.25%, 03/16/37	230	251,211
5.50%, 03/16/47	57	64,434
5.85%, 09/15/35	50	56,160
6.55%, 09/15/43	20	24,868
7.75%, 12/01/30	5	6,190
Vodafone Group PLC
3.75%, 01/16/24	135	136,846
4.13%, 05/30/25	681	693,054
4.25%, 09/17/50	200	176,956
4.38%, 05/30/28	380	387,383
4.38%, 02/19/43	62	56,647
4.88%, 06/19/49	240	231,912
5.00%, 05/30/38	123	124,347
5.13%, 06/19/59	140	137,085
5.25%, 05/30/48	154	153,929
6.15%, 02/27/37(b)	255	286,793
6.25%, 11/30/32	70	78,924
7.88%, 02/15/30	135	163,833
		23,205,095
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	430	428,078
3.50%, 09/15/27 (Call 06/15/27)	199	192,334
3.55%, 11/19/26 (Call 09/19/26)	174	170,360
3.90%, 11/19/29 (Call 08/19/29)	811	775,413
5.10%, 05/15/44 (Call 11/15/43)	220	210,846
6.35%, 03/15/40	30	32,440
		1,809,471
Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	52	41,455
3.55%, 02/15/50 (Call 08/15/49)	43	37,540
3.90%, 08/01/46 (Call 02/01/46)	72	66,458
4.05%, 06/15/48 (Call 12/15/47)	65	61,482
4.13%, 06/15/47 (Call 12/15/46)	37	35,394
4.15%, 04/01/45 (Call 10/01/44)	57	54,417
4.15%, 12/15/48 (Call 06/15/48)	23	22,020
4.45%, 03/15/43 (Call 09/15/42)	90	89,016
4.55%, 09/01/44 (Call 03/01/44)	20	20,091
4.70%, 09/01/45 (Call 03/01/45)	20	20,457
4.90%, 04/01/44 (Call 10/01/43)	65	67,884
5.15%, 09/01/43 (Call 03/01/43)	82	89,019
5.40%, 06/01/41 (Call 12/01/40)	35	38,511
5.75%, 05/01/40 (Call 11/01/39)	140	160,145
6.15%, 05/01/37	5	6,034
6.20%, 08/15/36	25	30,020
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	60	42,374
3.20%, 08/02/46 (Call 02/02/46)	154	126,144
3.65%, 02/03/48 (Call 08/03/47)	57	50,499
4.45%, 01/20/49 (Call 07/20/48)(b)	45	44,816
6.20%, 06/01/36	55	64,473
6.25%, 08/01/34	10	11,774
Security	Par (000)	Value
Transportation (continued)
6.38%, 11/15/37	$41	$48,925
Canadian Pacific Railway Co.
2.45%, 12/02/31 (Call 09/02/31)	70	61,776
3.00%, 12/02/41 (Call 06/02/41)	45	37,173
3.10%, 12/02/51 (Call 06/02/51)	60	47,098
4.80%, 09/15/35 (Call 03/15/35)	50	51,494
4.80%, 08/01/45 (Call 02/01/45)	70	70,943
5.95%, 05/15/37	65	74,697
6.13%, 09/15/2115 (Call 03/15/15)	95	106,644
7.13%, 10/15/31	25	30,333
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	160	158,088
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	59	52,873
2.50%, 05/15/51 (Call 11/15/50)	30	21,584
3.35%, 09/15/49 (Call 03/15/49)	55	45,009
3.80%, 11/01/46 (Call 05/01/46)	99	87,613
3.80%, 04/15/50 (Call 10/15/49)	105	92,199
3.95%, 05/01/50 (Call 11/01/49)	88	79,243
4.10%, 03/15/44 (Call 09/15/43)	69	62,891
4.25%, 11/01/66 (Call 05/01/66)	45	40,027
4.30%, 03/01/48 (Call 09/01/47)	95	90,507
4.40%, 03/01/43 (Call 09/01/42)	38	35,627
4.50%, 03/15/49 (Call 09/15/48)	93	90,621
4.50%, 08/01/54 (Call 02/01/54)	70	67,785
4.65%, 03/01/68 (Call 09/01/67)	153	145,939
4.75%, 05/30/42 (Call 11/30/41)	120	119,828
4.75%, 11/15/48 (Call 05/15/48)	38	38,799
5.50%, 04/15/41 (Call 10/15/40)	110	119,977
6.00%, 10/01/36	107	122,066
6.15%, 05/01/37	44	51,763
6.22%, 04/30/40	80	93,998
FedEx Corp.
3.88%, 08/01/42	10	8,608
3.90%, 02/01/35	49	45,504
4.05%, 02/15/48 (Call 08/15/47)	75	65,217
4.10%, 04/15/43	58	51,199
4.10%, 02/01/45	90	78,863
4.40%, 01/15/47 (Call 07/15/46)	65	59,277
4.55%, 04/01/46 (Call 10/01/45)	178	165,673
4.75%, 11/15/45 (Call 05/15/45)	123	119,070
4.90%, 01/15/34(b)	32	33,087
4.95%, 10/17/48 (Call 04/17/48)	66	64,898
5.10%, 01/15/44	70	70,218
5.25%, 05/15/50 (Call 11/15/49)(b)	214	220,514
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	380	347,989
3.50%, 05/01/50 (Call 11/01/49)	100	81,936
4.20%, 11/15/69 (Call 05/15/69)	220	190,936
4.30%, 05/15/43 (Call 11/15/42)	122	109,178
4.70%, 05/01/48 (Call 11/01/47)	206	202,589
4.95%, 08/15/45 (Call 02/15/45)	300	298,095
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	145	131,676
2.90%, 08/25/51 (Call 02/25/51)	86	66,117
3.16%, 05/15/55 (Call 11/15/54)	95	73,284
3.40%, 11/01/49 (Call 05/01/49)	86	70,478
3.94%, 11/01/47 (Call 05/01/47)	55	49,739
3.95%, 10/01/42 (Call 04/01/42)	32	29,061
4.05%, 08/15/52 (Call 02/15/52)	164	149,898

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
4.10%, 05/15/49 (Call 11/15/48)	$350	$322,738
4.15%, 02/28/48 (Call 08/28/47)	179	166,511
4.45%, 06/15/45 (Call 12/15/44)	56	54,627
4.65%, 01/15/46 (Call 07/15/45)	100	100,062
4.84%, 10/01/41	125	127,785
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	135	123,946
2.50%, 09/01/24 (Call 08/01/24)	360	350,064
2.85%, 03/01/27 (Call 02/01/27)	45	42,627
3.65%, 03/18/24 (Call 02/18/24)	240	239,938
3.75%, 06/09/23 (Call 05/09/23)	302	303,395
3.88%, 12/01/23 (Call 11/01/23)	75	75,761
4.30%, 06/15/27 (Call 05/15/27)	40	39,888
4.63%, 06/01/25 (Call 05/01/25)	283	287,740
Union Pacific Corp.
2.95%, 03/10/52 (Call 09/10/51)	35	27,288
3.25%, 02/05/50 (Call 08/05/49)	85	70,404
3.35%, 08/15/46 (Call 02/15/46)(b)	44	36,874
3.38%, 02/01/35 (Call 08/01/34)	60	55,130
3.55%, 08/15/39 (Call 02/15/39)	105	94,652
3.55%, 05/20/61 (Call 11/20/60)	50	41,725
3.60%, 09/15/37 (Call 03/15/37)	10	9,342
3.75%, 02/05/70 (Call 08/05/69)	72	60,153
3.80%, 10/01/51 (Call 04/01/51)	69	62,355
3.80%, 04/06/71 (Call 10/06/70)	45	37,998
3.84%, 03/20/60 (Call 09/20/59)	77	68,133
3.85%, 02/14/72 (Call 08/14/71)	45	38,448
3.88%, 02/01/55 (Call 08/01/54)	60	53,650
3.95%, 08/15/59 (Call 02/15/59)	85	76,307
4.00%, 04/15/47 (Call 10/15/46)	25	23,380
4.05%, 11/15/45 (Call 05/15/45)	64	58,452
4.05%, 03/01/46 (Call 09/01/45)	35	32,829
4.10%, 09/15/67 (Call 03/15/67)	55	49,488
4.50%, 09/10/48 (Call 03/10/48)	300	298,755
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	76	65,900
3.40%, 09/01/49 (Call 03/01/49)	120	104,711
3.63%, 10/01/42	100	90,117
3.75%, 11/15/47 (Call 05/15/47)	140	128,890
4.25%, 03/15/49 (Call 09/15/48)	45	44,428
4.88%, 11/15/40 (Call 05/15/40)	100	105,597
5.20%, 04/01/40 (Call 10/01/39)	60	65,450
5.30%, 04/01/50 (Call 10/01/49)	138	157,143
6.20%, 01/15/38(b)	136	162,910
		10,464,238
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	60	43,262
3.25%, 03/30/25 (Call 12/30/24)	85	83,705
3.25%, 09/15/26 (Call 06/15/26)	90	86,978
3.50%, 03/15/28 (Call 12/15/27)	45	43,365
3.85%, 03/30/27 (Call 12/30/26)	15	14,815
4.35%, 02/15/24 (Call 01/15/24)	60	60,881
4.55%, 11/07/28 (Call 08/07/28)	129	129,717
4.70%, 04/01/29 (Call 01/01/29)	20	20,335
5.20%, 03/15/44 (Call 09/15/43)	85	83,325
		566,383
Security	Par (000)	Value
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	$97	$88,185
3.45%, 06/01/29 (Call 03/01/29)	97	92,914
3.45%, 05/01/50 (Call 11/01/49)	160	133,010
3.75%, 09/01/47 (Call 03/01/47)	202	175,962
4.00%, 12/01/46 (Call 06/01/46)	51	45,509
4.15%, 06/01/49 (Call 12/01/48)	83	76,382
4.20%, 09/01/48 (Call 03/01/48)	111	103,545
4.30%, 12/01/42 (Call 06/01/42)	50	47,724
4.30%, 09/01/45 (Call 03/01/45)	15	13,949
4.45%, 06/01/32 (Call 03/01/32)	25	25,660
6.59%, 10/15/37	30	36,247
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	37	33,106
3.35%, 04/15/50 (Call 10/15/49)	208	162,473
3.57%, 05/01/29 (Call 02/01/29)	70	66,788
4.28%, 05/01/49 (Call 11/01/48)	113	102,580
5.30%, 05/01/52 (Call 11/01/51)	100	103,975
United Utilities PLC, 6.88%, 08/15/28	25	27,973
Veolia Environnement SA, 6.75%, 06/01/38	30	36,707
		1,372,689

Total Corporate Bonds & Notes — 25.9%
(Cost: $573,402,854)		506,159,792

Foreign Government Obligations(f)

Canada — 0.2%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	180	238,783
Series HK, 9.38%, 04/15/30	60	83,881
Series HQ, 9.50%, 11/15/30	100	143,449
Series IO, 8.05%, 07/07/24	1,339	1,470,758
Province of Alberta Canada
1.30%, 07/22/30	441	378,929
1.88%, 11/13/24	285	278,667
2.95%, 01/23/24	70	70,363
3.30%, 03/15/28	499	501,834
Province of Ontario Canada
1.13%, 10/07/30	45	38,032
1.60%, 02/25/31	115	100,336
Province of Quebec Canada
1.90%, 04/21/31	55	49,291
Series PD, 7.50%, 09/15/29	494	625,251
		3,979,574
Chile — 0.0%
Chile Government International Bond
3.10%, 01/22/61 (Call 07/22/60)	65	47,347
3.25%, 09/21/71 (Call 03/21/71)	60	43,049
3.50%, 01/25/50 (Call 07/25/49)	492	401,900
3.86%, 06/21/47	30	26,466
		518,762
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	178	219,738

Indonesia — 0.0%
Indonesia Government International Bond
3.20%, 09/23/61 (Call 03/23/61)(b)	15	11,260
3.35%, 03/12/71	65	48,544

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Indonesia (continued)
3.50%, 02/14/50	$120	$100,468
3.70%, 10/30/49	20	17,011
4.10%, 04/24/28	250	252,232
4.20%, 10/15/50	15	13,591
4.45%, 04/15/70	442	403,157
5.35%, 02/11/49	40	41,232
		887,495
Israel — 0.0%
Israel Government International Bond
3.88%, 07/03/50	425	398,102
4.13%, 01/17/48	245	238,941
4.50%, 01/30/43	85	87,909
4.50%, April 03, 2120	105	102,040
		826,992
Italy — 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	30	27,387
3.88%, 05/06/51	500	408,785
4.00%, 10/17/49	307	262,114
5.38%, 06/15/33	946	1,009,704
		1,707,990
Mexico — 0.2%
Mexico Government International Bond
3.77%, 05/24/61 (Call 11/24/60)	20	14,413
4.35%, 01/15/47	207	172,706
4.40%, 02/12/52 (Call 08/12/51)	200	165,320
4.50%, 04/22/29	415	418,357
4.50%, 01/31/50 (Call 07/31/49)	297	253,516
4.60%, 01/23/46	297	257,612
4.60%, 02/10/48	282	243,016
4.75%, 03/08/44	385	346,404
5.00%, 04/27/51 (Call 10/27/50)	45	40,931
5.55%, 01/21/45	315	311,809
5.75%, October 12, 2110	309	284,194
6.05%, 01/11/40	368	386,867
6.75%, 09/27/34	416	479,274
7.50%, 04/08/33	235	293,250
8.30%, 08/15/31	270	351,497
		4,019,166
Panama — 0.1%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	140	107,199
4.30%, 04/29/53(b)	20	17,032
4.50%, 05/15/47	25	22,186
4.50%, 04/01/56 (Call 10/01/55)	507	435,270
4.50%, 01/19/63 (Call 07/19/62)	200	168,146
6.70%, 01/26/36	617	702,054
9.38%, 04/01/29	167	211,799
		1,663,686
Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	75	51,376
3.00%, 01/15/34 (Call 10/15/33)	115	98,936
3.23%, July 28, 2121 (Call 01/28/21)	115	78,422
3.30%, 03/11/41 (Call 09/11/40)	30	24,390
3.55%, 03/10/51 (Call 09/10/50)	40	32,447
3.60%, 01/15/72 (Call 07/15/71)	15	11,187
5.63%, 11/18/50	247	273,972
6.55%, 03/14/37	281	323,667
Security	Par (000)	Value
Peru (continued)
8.75%, 11/21/33	$427	$564,319
		1,458,716
Philippines — 0.1%
Philippine Government International Bond
3.70%, 03/01/41	322	289,745
3.70%, 02/02/42	177	159,141
3.95%, 01/20/40	97	90,610
5.00%, 01/13/37	282	295,341
6.38%, 01/15/32	120	139,409
6.38%, 10/23/34	262	309,246
7.75%, 01/14/31	130	161,689
9.50%, 02/02/30	232	307,771
		1,752,952
South Korea — 0.0%
Korea International Bond
3.88%, 09/20/48	250	255,522
4.13%, 06/10/44	435	461,605
		717,127
Supranational — 2.3%
Asian Development Bank
6.22%, 08/15/27	285	325,211
6.38%, 10/01/28	96	113,498
Council of Europe Development Bank
0.38%, 06/10/24	50	47,791
0.88%, 09/22/26	165	151,503
1.38%, 02/27/25	255	245,690
2.50%, 02/27/24	515	514,830
European Investment Bank
2.38%, 05/24/27	840	819,916
2.88%, 08/15/23	664	667,964
3.13%, 12/14/23	510	514,937
3.25%, 01/29/24	969	980,502
4.88%, 02/15/36	1,003	1,187,572
Inter-American Development Bank
0.63%, 07/15/25	245	229,095
0.63%, 09/16/27	404	358,352
0.88%, 04/03/25	1,090	1,033,821
0.88%, 04/20/26	330	306,039
1.13%, 07/20/28	260	233,020
1.13%, 01/13/31	370	317,290
1.75%, 03/14/25	425	413,563
2.00%, 06/02/26	165	159,708
2.00%, 07/23/26	185	178,420
2.13%, 01/15/25	645	634,841
2.25%, 06/18/29	690	656,845
2.38%, 07/07/27	682	664,022
2.63%, 01/16/24(b)	655	656,094
3.00%, 10/04/23	400	402,992
3.00%, 02/21/24	1,090	1,098,164
3.13%, 09/18/28	790	796,478
3.20%, 08/07/42	350	331,915
3.88%, 10/28/41	610	637,657
4.38%, 01/24/44	530	597,183
7.00%, 06/15/25	15	16,765
International Bank for Reconstruction & Development
0.25%, 11/24/23	285	275,934
0.38%, 07/28/25	445	412,675
0.63%, 04/22/25	1,605	1,509,791
0.65%, 02/10/26 (Call 08/10/22)	160	145,458

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Supranational (continued)
0.75%, 03/11/25	$225	$213,007
0.75%, 11/24/27	1,590	1,414,989
0.75%, 08/26/30	2,030	1,699,232
0.85%, 02/10/27 (Call 08/10/22)	75	67,049
0.88%, 05/14/30	1,525	1,297,912
1.50%, 08/28/24	1,420	1,384,401
1.63%, 01/15/25	2,138	2,079,098
1.63%, 11/03/31	2,050	1,817,386
1.75%, 10/23/29	137	125,891
1.88%, 06/19/23	205	204,108
1.88%, 10/27/26	2,034	1,949,711
2.13%, 03/03/25	1,290	1,269,670
2.50%, 03/19/24	1,945	1,943,172
2.50%, 11/25/24(b)	833	828,760
2.50%, 07/29/25	1,836	1,818,723
2.50%, 11/22/27	1,400	1,369,074
3.00%, 09/27/23	2,363	2,381,077
3.13%, 11/20/25	680	687,181
4.75%, 02/15/35	314	361,606
International Finance Corp.
0.38%, 07/16/25	250	232,075
0.75%, 08/27/30	180	151,101
1.38%, 10/16/24	1,601	1,552,490
2.13%, 04/07/26	420	409,030
2.88%, 07/31/23	140	140,839
Nordic Investment Bank, 2.25%, 05/21/24	1,000	993,320
		44,026,438
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	165	160,646
4.98%, 04/20/55	269	282,237
5.10%, 06/18/50	467	499,017
7.63%, 03/21/36	163	210,756
		1,152,656

Total Foreign Government Obligations — 3.2%
(Cost: $68,994,020)		62,931,292

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	48,268

Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33.	95	96,798

Total Municipal Debt Obligations — 0.0%
(Cost: $139,977)		145,066

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 29.4%
Federal Home Loan Mortgage Corp.
1.50%, 03/01/36	555	512,904
1.50%, 03/01/37	2,164	1,998,447
1.50%, 04/01/51	1,289	1,094,621
1.50%, 05/01/51	2,456	2,085,051
1.50%, 07/01/51	4,934	4,187,517
2.00%, 05/01/36	1,216	1,152,448
2.00%, 08/01/36	707	669,960
2.00%, 09/01/36	2,411	2,284,537
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 10/01/36	$692	$655,852
2.00%, 11/01/36	602	570,463
2.00%, 12/01/36	338	320,319
2.00%, 01/01/37	1,064	1,008,104
2.00%, 04/01/37	562	531,485
2.00%, 05/01/37	225	212,784
2.00%, 06/01/37	560	529,615
2.00%, 08/01/50	920	819,947
2.00%, 09/01/50	897	799,807
2.00%, 10/01/50	641	571,279
2.00%, 08/01/51	96	84,879
2.00%, 10/01/51	1,520	1,350,549
2.00%, 11/01/51	2,205	1,959,078
2.00%, 12/01/51	2,072	1,840,520
2.00%, 03/01/52	415	368,102
2.50%, 01/01/32	115	113,640
2.50%, 07/01/36	1,349	1,308,983
2.50%, 03/01/37	1,065	1,031,992
2.50%, 04/01/37	70	68,218
2.50%, 11/01/50	1,608	1,489,241
2.50%, 12/01/50	1,724	1,594,058
2.50%, 04/01/51	316	291,406
2.50%, 09/01/51	1,922	1,772,532
2.50%, 10/01/51	1,732	1,596,969
2.50%, 11/01/51	1,947	1,793,199
2.50%, 01/01/52	4,065	3,745,533
2.50%, 03/01/52	589	542,473
2.50%, 04/01/52	496	456,718
3.00%, 05/01/29	4,939	4,944,230
3.00%, 03/01/46	407	393,902
3.00%, 09/01/46	387	377,576
3.00%, 12/01/46	488	472,431
3.00%, 03/01/48	1,316	1,270,418
3.00%, 02/01/49	5,001	4,849,820
3.00%, 05/01/51	362	349,904
3.00%, 11/01/51	646	616,909
3.00%, 04/01/52	3,687	3,519,234
3.50%, 05/01/33	25	25,695
3.50%, 06/01/34	18	18,431
3.50%, 03/01/38	32	32,299
3.50%, 10/01/42	11	11,329
3.50%, 10/01/44	13	12,812
3.50%, 07/01/47	16	16,241
3.50%, 09/01/47	15	15,378
3.50%, 11/01/47	323	321,489
3.50%, 02/01/48	184	182,237
3.50%, 03/01/48	6	6,106
4.00%, 09/01/45	6	6,595
4.00%, 01/01/48	426	432,246
4.00%, 02/01/48	5	5,207
4.00%, 05/01/48	2,841	2,870,518
4.00%, 01/01/49	10	10,369
4.00%, 05/01/50	1,194	1,196,473
4.50%, 10/01/48	18	18,131
4.50%, 01/01/49	3	3,334
5.00%, 12/01/49	491	514,674
Series 1, 0.00%, 11/15/38(c)	20	10,963
Federal National Mortgage Association
1.50%, 11/01/36	193	177,932
1.50%, 02/01/51	3,646	3,095,436

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 01/01/37	$540	$511,552
2.00%, 11/01/50	4,640	4,136,950
2.00%, 12/01/50	5,099	4,546,228
2.00%, 04/01/51	4,952	4,402,729
2.00%, 05/01/51	1,972	1,753,356
2.00%, 06/01/51	1,881	1,672,298
2.00%, 07/01/51	879	781,334
2.00%, 09/01/51	1,974	1,754,517
2.00%, 10/01/51	7,531	6,693,134
2.00%, 11/01/51	3,282	2,915,782
2.00%, 01/01/52	5,960	5,298,768
2.50%, 05/01/36	850	824,881
2.50%, 07/01/36	810	785,731
2.50%, 03/01/37	131	126,701
2.50%, 05/01/37	79	76,931
2.50%, 11/01/50	3,255	3,014,186
2.50%, 12/01/50	4,891	4,522,085
2.50%, 01/01/51	209	193,597
2.50%, 07/01/51	890	821,059
2.50%, 08/01/51	706	653,478
2.50%, 09/01/51	2,965	2,733,877
2.50%, 10/01/51	1,157	1,066,492
2.50%, 12/01/51	7,491	6,910,053
2.50%, 01/01/52	989	911,576
2.50%, 03/01/52	1,991	1,832,877
2.50%, 04/01/52	2,823	2,599,032
3.00%, 01/01/48	77	74,082
3.00%, 08/01/51	1,134	1,089,258
3.00%, 03/01/52	2,459	2,347,140
3.00%, 04/01/52	4,958	4,734,223
3.00%, 05/01/52	2,494	2,380,464
3.50%, 07/01/45	5,012	4,997,274
3.50%, 07/01/47	1,758	1,759,776
3.50%, 03/01/49	957	951,772
3.50%, 06/01/49	678	673,792
4.00%, 03/01/49	1,917	1,936,769
4.00%, 07/01/49	2,605	2,631,939
4.50%, 10/01/48	405	416,344
6.21%, 08/06/38	110	144,651
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,903	1,893,420
Series 2021-M13, Class A2, 1.61%, 04/25/31(a)	600	518,768
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	864,432
FHLMC Multifamily Structured Pass Through Certificates, Series K047, Class A2, 3.33%, 05/25/25 (Call 05/25/25)(a)	200	201,164
Freddie Mac Multifamily Structured Pass Through Certificates
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(a)	225	225,439
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	1,000	1,006,495
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	225	225,993
Series K062, Class A2, 3.41%, 12/25/26 (Call 12/25/26)	100	100,988
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	2,000	2,065,012
Series K100, Class A2, 2.67%, 09/25/29 (Call 09/25/29)	1,000	960,461
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K101, Class A2, 2.52%, 10/25/29 (Call 10/25/29)	$300	$285,416
Series K115, Class A2, 1.38%, 06/25/30 (Call 06/25/30)	1,920	1,659,984
Series K131, Class A2, 1.85%, 07/25/31 (Call 07/25/31)	2,000	1,764,307
Series K735, Class A2, 2.86%, 05/25/26 (Call 05/25/26)	3,000	2,946,208
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	900	822,278
Government National Mortgage Association
1.50%, 10/20/51	267	232,930
2.00%, 07/20/50	88	80,240
2.00%, 08/20/50	3,956	3,614,536
2.00%, 09/20/50	4,735	4,326,267
2.00%, 11/20/50	1,967	1,797,641
2.00%, 12/20/50	2,022	1,847,553
2.00%, 02/20/51	1,298	1,183,044
2.00%, 08/20/51	4,832	4,404,808
2.00%, 10/20/51	3,649	3,329,949
2.00%, 11/20/51	998	910,234
2.00%, 12/20/51	3,677	3,352,465
2.00%, 06/22/52(g)	4,144	3,767,479
2.50%, 12/20/46	132	124,801
2.50%, 06/20/50	4,697	4,434,593
2.50%, 08/20/50	379	357,360
2.50%, 09/20/50	525	495,808
2.50%, 01/20/51	1,425	1,345,153
2.50%, 02/20/51	1,767	1,659,840
2.50%, 07/20/51	2,316	2,175,635
2.50%, 08/20/51(h)	6,974	6,549,859
2.50%, 11/20/51	3,459	3,248,644
2.50%, 12/20/51	2,652	2,491,203
2.50%, 02/20/52	2,495	2,343,278
2.50%, 06/21/52(g)	9,558	8,964,732
3.00%, 07/20/45	65	64,422
3.00%, 11/20/45	301	296,656
3.00%, 12/20/45	52	51,190
3.00%, 01/20/46	28	27,093
3.00%, 03/20/46	488	475,784
3.00%, 04/20/46	13	12,590
3.00%, 05/20/46	33	32,387
3.00%, 08/20/46	398	390,432
3.00%, 09/20/46	962	943,360
3.00%, 11/20/46	25	24,278
3.00%, 02/15/47	27	26,417
3.00%, 03/20/47	10	9,795
3.00%, 06/20/47	32	31,051
3.00%, 10/20/47	568	555,785
3.00%, 02/20/48	22	21,198
3.00%, 04/20/49	1,016	994,585
3.00%, 10/15/49	180	174,999
3.00%, 01/20/50	1,042	1,014,179
3.00%, 02/20/50	223	216,610
3.00%, 07/20/50	1,408	1,369,588
3.00%, 08/20/50	157	152,254
3.00%, 12/20/50	1,433	1,393,695
3.00%, 09/20/51	1,962	1,899,509
3.00%, 10/20/51	3,694	3,575,061
3.00%, 11/20/51	1,635	1,581,338
3.00%, 12/20/51	993	961,206

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 02/20/52	$2,868	$2,774,286
3.00%, 06/21/52(g)	5,291	5,103,748
3.50%, 09/20/42	40	40,641
3.50%, 12/20/42	36	36,650
3.50%, 09/20/45	3,131	3,147,647
3.50%, 11/20/46	10	9,757
3.50%, 01/20/47	9	9,170
3.50%, 06/20/47	8	8,323
3.50%, 08/20/47	144	144,961
3.50%, 09/20/47	3,610	3,618,980
3.50%, 11/20/47	36	36,070
3.50%, 02/20/48	19	19,278
3.50%, 08/20/48	36	36,320
3.50%, 01/20/49	16	15,845
3.50%, 09/20/49	476	474,414
3.50%, 12/20/49	312	311,095
3.50%, 01/20/50	713	711,399
3.50%, 03/20/50	498	496,587
3.50%, 08/20/50	241	239,744
3.50%, 06/22/52(g)	6,939	6,873,452
4.00%, 04/20/47	73	74,277
4.00%, 07/20/47	83	84,676
4.00%, 11/20/47	17	17,437
4.00%, 04/20/48	3	3,391
4.00%, 05/15/48	5	5,381
4.00%, 05/20/48	13	12,934
4.00%, 08/20/48	28	28,187
4.00%, 09/20/48	71	72,011
4.00%, 11/20/48	792	807,357
4.00%, 12/20/48	1,407	1,433,981
4.00%, 02/20/49	1,007	1,026,677
4.00%, 02/20/50	57	57,506
4.00%, 06/22/52(g)	7,838	7,910,257
4.50%, 06/20/48	26	26,325
4.50%, 08/20/48	4	4,351
4.50%, 09/20/48	308	316,315
4.50%, 10/20/48	154	158,520
4.50%, 12/20/48	61	62,465
4.50%, 01/20/49	227	232,965
4.50%, 03/20/49	3	3,162
4.50%, 06/20/49	43	44,624
4.50%, 07/20/49	18	18,198
4.50%, 08/20/49	4	4,585
4.50%, 06/21/52(g)	2,223	2,271,975
5.00%, 04/20/48	8	8,539
5.00%, 05/20/48	4	3,765
5.00%, 11/20/48	3	2,872
5.00%, 12/20/48	6	6,046
5.00%, 01/20/49	29	30,480
5.00%, 06/20/49	454	477,757
5.00%, 06/21/52(g)	1,663	1,716,528
Uniform Mortgage-Backed Securities
1.50%, 10/01/36	461	426,846
1.50%, 11/01/36	119	109,565
1.50%, 02/01/37	2,717	2,510,642
1.50%, 03/01/37	1,192	1,100,959
1.50%, 04/01/37	702	648,515
1.50%, 06/16/37(g)	10,626	9,806,221
1.50%, 11/01/50	484	410,857
1.50%, 11/01/51	1,621	1,374,438
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.50%, 06/13/52(g)	$1,475	$1,251,100
2.00%, 12/01/35	1,942	1,843,760
2.00%, 02/01/36	5,665	5,375,549
2.00%, 03/01/36	611	579,044
2.00%, 05/01/36	600	568,633
2.00%, 06/01/36	1,663	1,575,385
2.00%, 06/17/36(g)	14,599	13,794,213
2.00%, 08/01/36	743	703,963
2.00%, 11/01/36	800	758,286
2.00%, 12/01/36	1,547	1,465,489
2.00%, 01/01/37	1,329	1,258,825
2.00%, 07/01/50	1,426	1,271,024
2.00%, 09/01/50	1,339	1,194,178
2.00%, 10/01/50	1,687	1,504,302
2.00%, 12/01/50	675	601,065
2.00%, 01/01/51	4,286	3,822,037
2.00%, 02/01/51	3,402	3,028,415
2.00%, 03/01/51	5,061	4,500,099
2.00%, 04/01/51	4,477	3,980,464
2.00%, 05/01/51	4,668	4,150,464
2.00%, 06/01/51	2,632	2,339,871
2.00%, 07/01/51	2,275	2,022,021
2.00%, 08/01/51	6,097	5,418,472
2.00%, 10/01/51(h)	6,248	5,552,517
2.00%, 10/01/51	336	298,407
2.00%, 11/01/51	8,449	7,507,220
2.00%, 12/01/51	6,822	6,060,247
2.00%, 01/01/52	3,938	3,500,842
2.00%, 02/01/52	8,171	7,250,558
2.00%, 06/13/52(g)	6,011	5,331,486
2.50%, 01/01/32	96	94,027
2.50%, 04/01/32	447	440,652
2.50%, 06/01/32	169	166,408
2.50%, 01/01/33	91	90,408
2.50%, 11/01/34	498	486,373
2.50%, 07/01/35	675	656,914
2.50%, 10/01/35	2,676	2,603,828
2.50%, 03/01/36	1,090	1,058,326
2.50%, 05/01/36	1,403	1,361,790
2.50%, 06/01/36	562	545,199
2.50%, 06/17/36(g)	5,505	5,328,991
2.50%, 04/01/37	292	282,439
2.50%, 04/01/47	15	13,737
2.50%, 06/01/50	93	86,278
2.50%, 07/01/50	269	251,164
2.50%, 08/01/50	289	268,322
2.50%, 09/01/50	1,756	1,630,452
2.50%, 10/01/50	692	641,539
2.50%, 11/01/50	3,683	3,413,945
2.50%, 01/01/51	972	898,867
2.50%, 02/01/51	240	222,092
2.50%, 03/01/51	2,099	1,942,846
2.50%, 07/01/51	473	436,591
2.50%, 08/01/51	5,606	5,178,124
2.50%, 09/01/51	1,409	1,299,567
2.50%, 11/01/51	169	156,572
2.50%, 12/01/51	8,564	7,894,578
2.50%, 01/01/52	341	314,646
2.50%, 03/01/52	6,964	6,409,711
2.50%, 04/01/52	1,993	1,834,872

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 06/13/52(g)	$16,826	$15,483,864
2.50%, 07/14/52(g)	1,000	918,540
3.00%, 03/01/30	1,436	1,437,854
3.00%, 01/01/31	58	57,922
3.00%, 08/01/32	102	102,370
3.00%, 10/01/33	42	42,510
3.00%, 07/01/34	11	10,645
3.00%, 09/01/34	72	71,416
3.00%, 11/01/34	32	32,098
3.00%, 12/01/34	78	77,345
3.00%, 03/01/35	249	247,532
3.00%, 07/01/35	203	201,712
3.00%, 06/16/37(g)	4,559	4,499,163
3.00%, 07/01/46	482	467,071
3.00%, 11/01/46	1,013	980,978
3.00%, 12/01/46	477	461,776
3.00%, 12/01/47	214	206,781
3.00%, 03/01/48	28	27,269
3.00%, 11/01/48	145	139,696
3.00%, 09/01/49	12	11,726
3.00%, 11/01/49	9	8,798
3.00%, 12/01/49	108	103,854
3.00%, 02/01/50	65	62,150
3.00%, 03/01/50	178	170,811
3.00%, 04/01/50	300	288,138
3.00%, 05/01/50	46	43,777
3.00%, 06/01/50	2,740	2,629,567
3.00%, 07/01/50	307	294,453
3.00%, 08/01/50	2,040	1,967,022
3.00%, 10/01/50	3,065	2,940,175
3.00%, 01/01/51	865	827,345
3.00%, 04/01/51(h)	8,389	8,009,207
3.00%, 06/01/51	3,134	2,996,105
3.00%, 06/13/52(g)	11,062	10,533,530
3.00%, 07/14/52(g)	1,000	950,520
3.50%, 06/01/33	26	26,700
3.50%, 11/01/33	22	21,849
3.50%, 02/01/34	532	538,864
3.50%, 07/01/34	42	42,056
3.50%, 08/01/34	15	15,388
3.50%, 01/01/35	21	20,915
3.50%, 06/16/37(g)	2,622	2,639,156
3.50%, 08/01/45	50	49,495
3.50%, 01/01/46	113	112,730
3.50%, 09/01/46	465	464,584
3.50%, 01/01/47	67	66,715
3.50%, 07/01/47	447	444,700
3.50%, 08/01/47	14	13,782
3.50%, 09/01/47	183	182,639
3.50%, 10/01/47	1,297	1,289,528
3.50%, 01/01/48	123	122,133
3.50%, 02/01/48	804	799,173
3.50%, 04/01/48	75	74,291
3.50%, 07/01/48	200	198,730
3.50%, 11/01/48	12	12,303
3.50%, 01/01/49	135	134,176
3.50%, 02/01/49	346	344,642
3.50%, 06/01/49	677	673,337
3.50%, 04/01/50	191	188,921
3.50%, 05/01/50	5,863	5,779,671
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 06/13/52(g)	$22,253	$21,800,986
4.00%, 07/01/33	15	15,481
4.00%, 06/16/37(g)	800	814,188
4.00%, 01/01/46	326	332,666
4.00%, 10/01/46	9	9,648
4.00%, 07/01/47	2,135	2,166,024
4.00%, 08/01/47	397	404,964
4.00%, 09/01/47	473	480,255
4.00%, 09/01/48	2,628	2,655,499
4.00%, 10/01/48	6	6,445
4.00%, 12/01/48	3	3,264
4.00%, 03/01/49	25	25,195
4.00%, 05/01/49	19	18,861
4.00%, 06/01/49	19	19,674
4.00%, 07/01/49	39	39,976
4.00%, 12/01/49	12	12,017
4.00%, 04/01/50	2,281	2,289,140
4.00%, 05/01/50	150	149,836
4.00%, 06/13/52(g)	8,452	8,446,717
4.50%, 06/16/37(g)	25	25,636
4.50%, 10/01/47	11	11,722
4.50%, 08/01/48	27	27,617
4.50%, 10/01/48	149	152,679
4.50%, 11/01/48	24	24,461
4.50%, 12/01/48	32	32,589
4.50%, 01/01/49	81	82,794
4.50%, 02/01/49	118	121,007
4.50%, 04/01/49	201	207,630
4.50%, 05/01/49	15	15,427
4.50%, 06/13/52(g)	9,175	9,334,129
5.00%, 06/01/48	159	165,998
5.00%, 08/01/48	9	9,130
5.00%, 04/01/49	14	14,665
5.00%, 06/13/52(g)	3,161	3,265,214
5.50%, 06/13/52(g)	50	52,180
Series 2017-M11, Class A2, 2.98%, 08/25/29	150	147,326
		574,620,502
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 3.25%, 11/16/28	310	314,600
Federal National Mortgage Association
1.63%, 01/07/25	300	291,744
5.63%, 07/15/37	2,037	2,517,712
6.25%, 05/15/29	53	63,545
6.63%, 11/15/30	85	106,376
7.13%, 01/15/30	100	127,070
		3,421,047
U.S. Government Obligations — 39.2%
U.S. Treasury Bonds, 2.88%, 05/15/52	2,000	1,924,687
U.S. Treasury Note/Bond
0.13%, 04/30/23	3,000	2,946,562
0.13%, 05/15/23	1,300	1,275,473
0.13%, 07/31/23	4,000	3,904,688
0.13%, 08/31/23	930	905,624
0.13%, 09/15/23	6,550	6,372,434
0.13%, 10/15/23	2,600	2,523,625
0.13%, 12/15/23	9,900	9,567,422
0.13%, 01/15/24	9,630	9,283,546
0.25%, 06/15/23	2,300	2,254,719
0.25%, 11/15/23	10,650	10,334,660

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations (continued)
0.25%, 03/15/24	$4,950	$4,759,541
0.25%, 05/15/24	10,250	9,807,168
0.25%, 06/15/24	15,550	14,840,531
0.25%, 05/31/25	300	278,602
0.25%, 06/30/25	2,000	1,852,812
0.25%, 07/31/25	3,850	3,557,941
0.25%, 08/31/25	2,100	1,935,773
0.25%, 09/30/25	3,300	3,035,742
0.25%, 10/31/25	8,390	7,702,413
0.38%, 04/15/24	12,000	11,534,531
0.38%, 08/15/24	5,050	4,811,309
0.38%, 09/15/24	9,600	9,123,000
0.38%, 04/30/25	3,400	3,176,344
0.38%, 11/30/25	10,650	9,795,504
0.38%, 12/31/25	10,500	9,638,672
0.38%, 01/31/26	10,250	9,385,156
0.38%, 09/30/27	10,400	9,128,438
0.50%, 03/31/25	3,400	3,194,937
0.50%, 02/28/26	4,850	4,452,527
0.50%, 04/30/27	2,350	2,099,395
0.50%, 05/31/27	1,100	980,117
0.50%, 06/30/27	1,900	1,689,367
0.50%, 08/31/27	2,300	2,036,937
0.50%, 10/31/27	7,250	6,391,328
0.63%, 10/15/24	7,000	6,677,344
0.63%, 07/31/26	3,000	2,741,484
0.63%, 11/30/27	7,450	6,601,398
0.63%, 12/31/27	10,300	9,108,258
0.63%, 05/15/30	1,800	1,516,781
0.63%, 08/15/30	7,300	6,114,891
0.75%, 11/15/24	10,230	9,767,252
0.75%, 05/31/26	1,350	1,244,426
0.75%, 08/31/26	7,000	6,420,312
0.75%, 01/31/28	6,300	5,600,109
0.88%, 01/31/24	5,000	4,873,437
0.88%, 06/30/26	7,590	7,023,122
0.88%, 09/30/26	5,700	5,246,227
0.88%, 11/15/30	5,090	4,341,611
1.00%, 12/15/24	10,750	10,311,602
1.00%, 07/31/28	5,000	4,467,187
1.13%, 01/15/25	12,000	11,528,438
1.13%, 10/31/26	1,500	1,394,062
1.13%, 02/28/27	250	231,094
1.13%, 02/29/28	4,000	3,629,375
1.13%, 08/31/28	8,750	7,869,531
1.13%, 02/15/31	11,700	10,158,891
1.13%, 05/15/40	6,100	4,326,234
1.13%, 08/15/40	8,500	5,988,516
1.25%, 07/31/23	4,100	4,054,355
1.25%, 08/31/24(b)	3,100	3,008,937
1.25%, 11/30/26	7,200	6,722,438
1.25%, 12/31/26	6,200	5,779,078
1.25%, 03/31/28	7,100	6,478,195
1.25%, 04/30/28	5,100	4,647,375
1.25%, 05/31/28	4,700	4,277,000
1.25%, 06/30/28	10,470	9,515,431
1.25%, 09/30/28	10,200	9,234,187
1.25%, 08/15/31	14,400	12,539,250
1.25%, 05/15/50	8,550	5,517,422
1.38%, 06/30/23	1,900	1,883,672
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.38%, 09/30/23	$9,850	$9,733,031
1.38%, 01/31/25	5,150	4,975,785
1.38%, 08/31/26	375	353,379
1.38%, 10/31/28	5,000	4,556,641
1.38%, 12/31/28	5,750	5,236,094
1.38%, 11/15/31	10,500	9,213,750
1.38%, 11/15/40	7,650	5,623,945
1.38%, 08/15/50	4,720	3,152,075
1.50%, 10/31/24	2,800	2,725,406
1.50%, 11/30/24	2,500	2,429,102
1.50%, 02/15/25	10,100	9,781,219
1.50%, 08/15/26	3,250	3,078,613
1.50%, 01/31/27	9,900	9,324,562
1.50%, 11/30/28	8,800	8,075,375
1.50%, 02/15/30	4,200	3,812,156
1.63%, 05/31/23	1,000	994,766
1.63%, 02/15/26	3,975	3,809,168
1.63%, 05/15/26	3,100	2,962,922
1.63%, 10/31/26	2,500	2,374,805
1.63%, 11/30/26	1,600	1,519,125
1.63%, 08/15/29	665	612,423
1.63%, 05/15/31	6,100	5,510,969
1.63%, 11/15/50	6,100	4,357,687
1.75%, 05/15/23	2,000	1,992,734
1.75%, 06/30/24	6,000	5,902,500
1.75%, 12/31/24	1,700	1,660,422
1.75%, 03/15/25	4,670	4,549,237
1.75%, 12/31/26	2,750	2,623,027
1.75%, 01/31/29	7,200	6,709,500
1.75%, 11/15/29	550	510,297
1.75%, 08/15/41	7,400	5,752,344
1.88%, 08/31/24	3,010	2,961,793
1.88%, 06/30/26	175	168,793
1.88%, 02/28/27	1,800	1,724,484
1.88%, 02/28/29	3,400	3,194,937
1.88%, 02/15/32	9,100	8,343,562
1.88%, 02/15/41	5,500	4,406,875
1.88%, 02/15/51	8,800	6,694,875
1.88%, 11/15/51	9,250	7,053,125
2.00%, 04/30/24	780	772,596
2.00%, 05/31/24	5,750	5,690,479
2.00%, 06/30/24	300	296,625
2.00%, 02/15/25	1,425	1,399,061
2.00%, 08/15/25	2,900	2,832,031
2.00%, 11/15/26	3,150	3,037,535
2.00%, 11/15/41	6,900	5,607,328
2.00%, 02/15/50	1,950	1,531,969
2.00%, 08/15/51	7,000	5,489,531
2.13%, 02/29/24	850	845,152
2.13%, 03/31/24	2,100	2,086,465
2.13%, 09/30/24	3,000	2,966,484
2.13%, 05/15/25	1,000	982,969
2.13%, 05/31/26	800	779,313
2.25%, 01/31/24	500	498,496
2.25%, 03/31/24	2,590	2,578,669
2.25%, 04/30/24	2,643	2,630,095
2.25%, 11/15/24	375	371,250
2.25%, 12/31/24	2,100	2,077,359
2.25%, 11/15/25	1,500	1,473,516
2.25%, 03/31/26	275	269,479

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations (continued)
2.25%, 02/15/27	$300	$292,078
2.25%, 08/15/27	1,400	1,358,219
2.25%, 11/15/27	230	222,813
2.25%, 05/15/41	4,300	3,657,687
2.25%, 08/15/46	7,855	6,450,919
2.25%, 08/15/49	400	333,313
2.25%, 02/15/52	5,050	4,226,219
2.38%, 08/15/24	675	671,625
2.38%, 05/15/27	1,300	1,271,461
2.38%, 03/31/29	2,200	2,130,219
2.38%, 05/15/29	1,090	1,055,597
2.38%, 02/15/42	3,600	3,120,187
2.38%, 11/15/49	1,690	1,447,591
2.38%, 05/15/51	4,900	4,207,109
2.50%, 05/15/24	475	474,833
2.50%, 01/31/25	1,000	994,844
2.50%, 03/31/27	3,400	3,349,797
2.50%, 02/15/45	3,250	2,807,695
2.50%, 02/15/46	6,050	5,226,633
2.50%, 05/15/46	4,950	4,274,016
2.63%, 12/31/23	7,300	7,328,801
2.63%, 03/31/25	600	598,688
2.63%, 04/15/25	2,130	2,124,509
2.63%, 12/31/25	2,600	2,586,187
2.63%, 01/31/26	350	347,922
2.63%, 05/31/27	2,000	1,982,187
2.63%, 02/15/29	5,215	5,131,071
2.75%, 05/31/23	1,000	1,006,055
2.75%, 07/31/23	1,000	1,006,211
2.75%, 02/15/24	3,000	3,015,234
2.75%, 05/15/25	2,000	2,001,875
2.75%, 06/30/25	3,900	3,901,828
2.75%, 08/31/25	2,900	2,898,641
2.75%, 04/30/27	1,000	996,250
2.75%, 02/15/28	4,225	4,197,273
2.75%, 05/31/29	3,700	3,671,094
2.75%, 08/15/42	475	434,254
2.75%, 11/15/42	925	844,352
2.75%, 08/15/47	500	454,844
2.75%, 11/15/47	900	819,844
2.88%, 09/30/23	1,125	1,133,745
2.88%, 10/31/23	2,600	2,620,414
2.88%, 04/30/25	560	562,144
2.88%, 05/31/25	1,275	1,280,279
2.88%, 07/31/25	1,500	1,505,859
2.88%, 11/30/25	3,000	3,008,672
2.88%, 05/15/28	1,458	1,456,233
2.88%, 08/15/28	4,900	4,892,727
2.88%, 04/30/29	1,500	1,499,531
2.88%, 05/15/32	2,300	2,303,953
2.88%, 05/15/43	400	372,063
2.88%, 08/15/45	3,395	3,139,314
2.88%, 11/15/46	3,800	3,523,906
2.88%, 05/15/49	935	885,328
3.00%, 10/31/25	1,200	1,208,438
3.00%, 05/15/42	170	162,297
3.00%, 11/15/44	1,000	944,063
3.00%, 05/15/45	1,085	1,024,647
3.00%, 11/15/45	5,400	5,108,906
3.00%, 02/15/47	4,475	4,251,250
Security	Par/ Shares (000)	Value
U.S. Government Obligations (continued)
3.00%, 05/15/47	$3,400	$3,230,531
3.00%, 08/15/48	555	533,147
3.00%, 02/15/49	375	362,871
3.13%, 11/15/28	275	278,545
3.13%, 11/15/41	825	806,438
3.13%, 02/15/43	500	484,531
3.13%, 08/15/44	1,600	1,543,500
3.13%, 05/15/48	750	737,461
3.25%, 05/15/42	1,000	997,188
3.38%, 05/15/44	1,020	1,025,738
3.50%, 02/15/39	350	370,125
3.63%, 08/15/43	225	235,371
3.63%, 02/15/44	720	752,850
3.75%, 11/15/43	300	319,828
3.88%, 08/15/40	300	328,266
4.25%, 11/15/40	250	286,055
4.38%, 02/15/38	2,600	3,059,062
4.38%, 11/15/39	150	175,523
4.38%, 05/15/40	250	292,031
4.38%, 05/15/41	500	580,000
4.50%, 02/15/36	1,900	2,268,125
4.50%, 05/15/38	500	596,016
4.63%, 02/15/40	250	301,445
5.00%, 05/15/37	2,400	3,003,375
6.25%, 08/15/23	300	314,250
6.25%, 05/15/30	100	124,047
6.38%, 08/15/27	800	934,188
		767,762,603

Total U.S. Government & Agency Obligations — 68.8%
(Cost: $1,451,250,194)		1,345,804,152

Short-Term Securities

Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(i)(j)(k)	175,224	175,223,929
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(i)(j)(l)	14,562	14,562,458
		189,786,387

Total Short-Term Securities — 9.7%
(Cost: $189,799,524)		189,786,387

Total Investments Before TBA Sales Commitments — 109.1%
(Cost: $2,315,740,722)		2,134,390,511

TBA Sales Commitments(g)

Mortgage-Backed Securities — (0.9)%
Government National Mortgage Association
2.50%, 06/21/52	(3,497)	(3,279,940)
3.00%, 06/21/52	(1,000)	(964,609)
Uniform Mortgage-Backed Securities
1.50%, 06/16/37	(3,520)	(3,248,867)
2.00%, 06/17/36	(1,344)	(1,269,870)
3.00%, 06/13/52	(5,000)	(4,761,133)

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 06/13/52	(5,000)	$(4,898,437)
		(18,422,856)
Total TBA Sales Commitments — (0.9)%
(Proceeds: $(18,373,691))		(18,422,856)
Total Investments, Net of TBA Sales Commitments — 108.2%
(Cost: $2,297,367,031)		2,115,967,655
Liabilities in Excess of Other Assets — (8.2)%		(158,772,926)
Net Assets — 100.0%		$1,957,194,729

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Represents or includes a TBA transaction.
(h)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security represents an investment of TBA cash collateral.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$234,003,604	$—	$(58,721,426	)(a)	$(77,126)	$18,877	$175,223,929	175,224	$228,477		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,053,228	—	(17,490,770	)(a)	—	—	14,562,458	14,562	8,768	(b)	—
					$(77,126)	$18,877	$189,786,387		$237,245		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2022

Fair Value Measurements (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities.	$—	$6,185,239	$—	$6,185,239
Collaterized Mortgage Obligations	—	23,378,583	—	23,378,583
Corporate Bonds & Notes	—	506,159,792	—	506,159,792
Foreign Government Obligations	—	62,931,292	—	62,931,292
Municipal Debt Obligations	—	145,066	—	145,066
U.S. Government & Agency Obligations	—	1,345,804,152	—	1,345,804,152
Money Market Funds	189,786,387	—	—	189,786,387
	189,786,387	1,944,604,124	—	2,134,390,511
Liabilities
TBA Sales Commitments	—	(18,422,856)	—	(18,422,856)
	$189,786,387	$1,926,181,268	$—	$2,115,967,655

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond	SOFR	Secured Overnight Financing Rate
GO	General Obligation	TBA	To-Be-Announced
LIBOR	London Interbank Offered Rate
SCA	Svenska Celluosa Aktiebolaget